First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments
July 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 62.2%
	Construction & Engineering — 0.9%
404,489	Quanta Services, Inc.	$16,167,425

	Electric Utilities — 22.5%
798,449	Alliant Energy Corp.	42,996,479
506,650	American Electric Power Co., Inc.	44,017,752
165,378	Duke Energy Corp.	14,014,132
211,813	Emera, Inc. (CAD)	8,815,988
493,356	Eversource Energy	44,436,575
793,142	Exelon Corp.	30,623,212
519,218	FirstEnergy Corp.	15,057,322
425,468	Fortis, Inc. (CAD)	17,327,470
415,819	IDACORP, Inc.	38,775,122
274,597	NextEra Energy, Inc.	77,079,378
48,893	Orsted A/S, ADR	2,315,939
1,009,206	PPL Corp.	26,865,064
337,922	Southern (The) Co.	18,453,920
560,687	Xcel Energy, Inc.	38,709,830
		419,488,183
	Gas Utilities — 4.3%
1,884,989	AltaGas Ltd. (CAD)	23,614,256
284,074	Atmos Energy Corp.	30,109,004
13,392	Chesapeake Utilities Corp.	1,131,490
646,751	New Jersey Resources Corp.	20,088,086
63,670	ONE Gas, Inc.	4,819,819
		79,762,655
	Multi-Utilities — 14.7%
642,039	ATCO Ltd., Class I (CAD)	19,978,488
924,280	Canadian Utilities Ltd., Class A (CAD)	23,709,926
529,978	CMS Energy Corp.	34,013,988
211,464	Dominion Energy, Inc.	17,134,928
298,927	DTE Energy Co.	34,564,929
1,424,025	Public Service Enterprise Group, Inc.	79,659,958
386,747	Sempra Energy	48,134,532
170,865	WEC Energy Group, Inc.	16,276,600
		273,473,349
	Oil, Gas & Consumable Fuels — 19.5%
842,649	Enbridge, Inc.	26,964,768
872,717	Equitrans Midstream Corp.	8,421,719
1,389,352	Keyera Corp. (CAD)	21,118,524
6,111,186	Kinder Morgan, Inc.	86,167,723
156,975	ONEOK, Inc.	4,381,172
3,996,667	TC Energy Corp.	182,248,015
1,852,450	Williams (The) Cos., Inc.	35,437,369
		364,739,290

Shares/ Units	Description	Value
	Common Stocks (Continued)
	Water Utilities — 0.3%
44,442	American Water Works Co., Inc.	$6,544,973
	Total Common Stocks — 62.2%	1,160,175,875
	(Cost $1,085,781,827)

	Master Limited Partnerships — 29.0%
	Chemicals — 0.3%
284,149	Westlake Chemical Partners, L.P.	5,432,929

	Independent Power and Renewable Electricity Producers — 6.8%
2,045,371	NextEra Energy Partners, L.P. (a)	127,222,076

	Oil, Gas & Consumable Fuels — 21.9%
851,343	BP Midstream Partners, L.P.	9,279,639
151,928	Cheniere Energy Partners, L.P.	5,147,321
720,821	Energy Transfer, L.P.	4,721,377
6,236,838	Enterprise Products Partners, L.P.	109,768,349
1,433,011	Holly Energy Partners, L.P.	19,359,979
1,720,127	Magellan Midstream Partners, L.P.	69,647,942
1,002,070	Phillips 66 Partners, L.P.	27,857,546
6,116,653	Plains GP Holdings, L.P., Class A (a)	48,566,225
2,228,886	Shell Midstream Partners, L.P.	26,345,432
2,815,952	TC PipeLines, L.P.	86,337,088
		407,030,898

	Total Master Limited Partnerships — 29.0%	539,685,903
	(Cost $671,168,643)

	Money Market Funds — 7.5%
140,517,581	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.04% (b)	140,517,581
	(Cost $140,517,581)

	Total Investments — 98.7%	1,840,379,359
	(Cost $1,897,468,051) (c)
	Net Other Assets and Liabilities — 1.3%	24,300,579
	Net Assets — 100.0%	$1,864,679,938

First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

(a)	This security is taxed as a “C” corporation for federal income tax purposes.
(b)	Rate shown reflects yield as of July 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $204,151,538 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $261,240,230. The net unrealized depreciation was $57,088,692.

ADR	-	American Depositary Receipt

Currency Abbreviations:
CAD	-	Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,160,175,875	$—	$—
Master Limited Partnerships*	539,685,903	—	—
Money Market Funds	140,517,581	—	—
Total Investments	$1,840,379,359	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments
July 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 71.6%
	Electric Utilities — 37.7%
1,857	Alliant Energy Corp.	$99,999
527	American Electric Power Co., Inc.	45,786
164	Edison International	9,130
223	Emera, Inc. (CAD)	9,282
2,880	Enel S.p.A., ADR	26,107
1,309	Eversource Energy	117,902
1,644	Fortis, Inc. (CAD)	66,953
906	Iberdrola S.A., ADR	46,251
554	IDACORP, Inc.	51,660
433	NextEra Energy, Inc.	121,543
396	Orsted A/S (DKK) (a) (b)	56,440
1,838	PPL Corp.	48,928
1,405	Xcel Energy, Inc.	97,001
		796,982
	Gas Utilities — 5.8%
455	Atmos Energy Corp.	48,225
200	Chesapeake Utilities Corp.	16,898
1,181	New Jersey Resources Corp.	36,682
268	ONE Gas, Inc.	20,288
		122,093
	Independent Power and Renewable Electricity Producers — 3.5%
203	Brookfield Renewable Corp., Class A (CAD) (c)	9,093
2,802	EDP Renovaveis S.A. (EUR)	45,813
700	Northland Power, Inc. (CAD)	19,180
		74,086
	Multi-Utilities — 19.1%
1,208	CMS Energy Corp.	77,529
470	Dominion Energy, Inc.	38,084
170	DTE Energy Co.	19,657
190	National Grid PLC, ADR	11,231
1,389	Public Service Enterprise Group, Inc.	77,701
879	Sempra Energy	109,400
742	WEC Energy Group, Inc.	70,683
		404,285
	Oil, Gas & Consumable Fuels — 2.0%
504	Cheniere Energy, Inc. (c)	24,938
896	Williams (The) Cos., Inc.	17,140
		42,078
	Water Utilities — 3.5%
509	American Water Works Co., Inc.	74,960

Shares/ Units	Description	Value

	Total Common Stocks — 71.6%	$1,514,484
	(Cost $1,433,454)

	Master Limited Partnerships — 16.1%
	Independent Power and Renewable Electricity Producers — 10.1%
815	Brookfield Renewable Partners, L.P. (CAD)	35,035
2,862	NextEra Energy Partners, L.P. (d)	178,017
		213,052
	Oil, Gas & Consumable Fuels — 6.0%
655	Cheniere Energy Partners, L.P.	22,191
3,444	TC PipeLines, L.P.	105,593
		127,784
	Total Master Limited Partnerships — 16.1%	340,836
	(Cost $290,079)
	Money Market Funds — 10.4%

219,385	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.04% (e)	219,385
	(Cost $219,385)

	Total Investments — 98.1%	2,074,705
	(Cost $1,942,918) (f)
	Net Other Assets and Liabilities — 1.9%	41,198
	Net Assets — 100.0%	$2,115,903

(a)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of July 31, 2020.

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $185,809 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $54,022. The net unrealized appreciation was $131,787.

ADR	-	American Depositary Receipt

Currency Abbreviations:
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,514,484	$—	$—
Master Limited Partnerships*	340,836	—	—
Money Market Funds	219,385	—	—
Total Investments	$2,074,705	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund IV

July 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 88.3%
	Aerospace & Defense — 1.0%
$2,885,500	Transdigm, Inc., Term Loan E, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	05/30/25	$2,692,547
11,419,397	Transdigm, Inc., Tranche G Refinancing Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	08/22/24	10,669,028
				13,361,575
	Apparel Retail — 0.1%
1,199,890	Burlington Coat Factory Warehouse Corp., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.93%	11/17/24	1,153,898

	Application Software — 8.9%
4,661,303	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	4,611,800
9,014,115	Epicor Software Corp., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	07/30/27	8,998,701
18,665,542	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/01/24	18,306,790
3,204,245	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 3 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	3,174,862
6,251,769	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 6 Mo. LIBOR + 3.50%, 0.00% Floor	4.57%	09/13/24	6,071,030
3,187,522	Micro Focus International (MA Financeco LLC), Miami Escrow Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	06/21/24	2,990,947
21,525,638	Micro Focus International (MA Financeco LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	06/21/24	20,198,152
4,363,920	Micro Focus International (MA Financeco LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/15/25	4,305,748
5,610,302	Mitchell International, Inc., Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	11/30/24	5,330,685
2,289,059	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.52%	04/26/24	2,234,693
11,699,895	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/26/24	11,348,898
21,733,087	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/05/24	21,375,795
3,675,918	Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	03/03/23	3,608,024
779,371	TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.92%	06/30/26	747,549
693,806	Ultimate Software Group, Inc., June 2020 Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/03/26	693,549
3,649,444	Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.42%	02/28/27	3,571,894
				117,569,117
	Auto Parts & Equipment — 1.8%
6,017,592	American Axle & Manufacturing Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/06/24	5,844,586
15,067,226	Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/31/24	14,696,874
8,495,195	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.57%	06/30/24	3,294,522
				23,835,982

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting — 5.0%
$6,977,957	Cumulus Media Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 1.00% Floor	4.82%	03/31/26	$6,624,105
7,868,236	E.W. Scripps Co., Term Loan B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	05/01/26	7,575,616
875,397	Entercom Media Corp. (CBS Radio), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.67%	11/17/24	826,156
1,065,287	Gray Television, Inc., Term Loan C, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.67%	01/02/26	1,036,727
2,022,059	iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/01/26	1,961,397
22,910,514	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	04/29/26	21,395,900
18,961,904	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.92%	09/19/26	18,428,695
1,642,263	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.42%	01/17/24	1,591,533
6,399,946	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.40%	01/17/24	6,202,252
				65,642,381
	Building Products — 0.8%
11,650,808	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	01/31/27	11,234,291
	Cable & Satellite — 1.9%
3,228,160	Cablevision (aka CSC Holdings LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.42%	07/17/25	3,113,173
11,267,415	Cablevision (aka CSC Holdings LLC), October 2018 Incremental Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.42%	01/15/26	10,858,971
7,187,714	Cablevision (aka CSC Holdings LLC), September 2019 Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.67%	04/15/27	6,939,163
3,999,184	Virgin Media Investment Holdings Ltd., Term Loan N, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.67%	01/31/28	3,875,449
				24,786,756
	Casinos & Gaming — 5.5%
1,000,000	Boyd Gaming Corp., Term Loan B, 1 Wk. LIBOR + 2.25%, 0.00% Floor	2.36%	09/15/23	965,140
27,569,149	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	12/22/24	25,322,264
1,497,996	Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.69%	06/30/25	1,441,356
748,998	Caesars Resort Collection LLC, Term Loan B-1, 3 Mo. LIBOR + 4.50%, 0.00% Floor	4.77%	06/30/25	720,678
21,408,362	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	19,779,400
14,448,650	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	12,053,497
7,787,376	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.25% Floor	2.50%	01/31/27	7,170,849
5,200,588	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/10/26	4,796,242
				72,249,426

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Coal & Consumable Fuels — 0.1%
$2,962,121	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	03/31/25	$1,525,492

	Communications Equipment — 0.4%
5,262,345	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	04/06/26	5,143,943

	Construction & Engineering — 0.0%
464,033	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/24/26	459,467

	Data Processing & Outsourced Services — 0.1%
1,400,088	Cardtronics USA, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	06/30/27	1,389,587

	Electric Utilities — 0.8%
10,571,097	PG&E Corp., Exit Term Loan, 3 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	06/30/25	10,442,235

	Environmental & Facilities Services — 0.9%
11,618,181	Packers Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/04/24	11,393,137

	Food Distributors — 0.2%
2,252,610	US Foods, Inc., 2019 Incremental Term Loan B, 6 Mo. LIBOR + 2.00%, 0.00% Floor	3.07%	08/31/26	2,117,454

	Health Care Facilities — 1.0%
7,539,615	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.44%	07/02/25	7,407,672
6,662,255	Select Medical Corp., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.68%	03/06/25	6,448,530
				13,856,202
	Health Care Services — 8.3%
801,007	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/14/25	779,428
5,750,013	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/28/22	5,673,365
6,910,726	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	5,495,617
14,397,308	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	4.82%	02/15/26	14,181,348
25,724,078	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.07%	06/07/23	25,273,907
11,566,006	DuPage Medical Group (Midwest Physician Admin. Services LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	08/15/24	11,074,451
23,616,689	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.91%	10/10/25	15,484,754
997,500	Surgery Centers Holdings, Inc., 2020 Incremental Term Loan, 1 Mo. LIBOR + 8.00%, 1.00% Floor	9.00%	08/31/24	1,005,480
9,283,442	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	8,746,767
8,188,143	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	6,468,633
6,050,508	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.19%	06/28/26	5,912,194

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$9,977,450	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.66%	08/27/25	$9,921,376
				110,017,320
	Health Care Technology — 1.9%
18,951,492	Change Healthcare Holdings LLC, Closing Date Term Loan, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	18,514,471
15,678	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	07/25/26	15,391
6,208,731	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.76%	07/25/26	6,094,925
				24,624,787
	Household Appliances — 0.3%
3,814,019	Traeger Grills (TGP Holdings III LLC), 2018 Refinancing Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	09/25/24	3,566,107

	Human Resource & Employment Services — 0.9%
11,751,833	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/01/24	11,434,534

	Industrial Machinery — 0.2%
2,653,563	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	4.57%	07/31/27	2,614,874

	Insurance Brokers — 9.5%
1,649,492	Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.43%	05/10/25	1,610,317
33,122,379	Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/09/25	31,905,132
31,874,836	AmWINS Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	01/25/24	31,414,882
12,786,389	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	02/15/27	12,384,768
7,471,893	BroadStreet Partners, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	3.43%	01/31/27	7,229,056
2,884,058	HUB International Ltd., 2019 Incremental Term Loan B2, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	04/25/25	2,885,096
98,885	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	3.22%	04/25/25	95,904
37,667,564	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.26%	04/25/25	36,532,264
1,303,290	Ryan Specialty Group LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/23/27	1,293,516
				125,350,935
	Integrated Telecommunication Services — 4.0%
10,679,957	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	03/15/27	10,269,099
8,840,559	Numericable (Altice France S.A. or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.93%	07/31/25	8,449,365
1,984,694	Numericable (Altice France S.A. or SFR), Term Loan B-12, 1 Mo. LIBOR + 3.69%, 0.00% Floor	3.86%	01/31/26	1,936,724
9,182,327	Numericable (Altice France S.A. or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.17%	08/14/26	8,962,594

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Integrated Telecommunication Services (Continued)
$24,411,793	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	03/09/27	$23,679,439
				53,297,221
	Interactive Home Entertainment — 0.5%
6,779,311	Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.07%	12/10/24	6,830,156

	Investment Banking & Brokerage — 0.4%
5,578,520	Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/27/26	5,506,446

	Leisure Facilities — 0.7%
11,353,440	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.06%	09/18/24	9,707,191

	Managed Health Care — 3.0%
31,399,273	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	30,882,441
8,661,920	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/02/24	8,438,875
				39,321,316
	Metal & Glass Containers — 0.5%
6,207,029	Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.19%	07/01/26	6,009,832

	Movies & Entertainment — 1.9%
8,331,538	AMC Entertainment, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 0.00% Floor	4.08%	04/22/26	5,403,669
23,010,585	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	3.32%	02/05/25	14,479,871
5,604,293	PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	02/12/27	4,726,268
				24,609,808
	Other Diversified Financial Services — 3.0%
14,282,219	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	04/04/24	13,960,869
25,531,619	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	10/01/25	25,322,005
				39,282,874
	Packaged Foods & Meats — 1.0%
1,258,547	BellRing Brands LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/21/24	1,261,693
2,888,292	Hostess Brands LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	2,826,912
26,878	Hostess Brands LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	26,308
7,755,596	Hostess Brands LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	7,590,779
1,110,579	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	1,107,802
				12,813,494

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Paper Packaging — 1.9%
$4,254,173	Graham Packaging Company, L.P., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/28/27	$4,241,240
20,741,565	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/05/23	20,297,281
				24,538,521
	Pharmaceuticals — 10.0%
251,741	Akorn, Inc., DIP Term Loan, 1 Mo. LIBOR + 9.50%, 1.00% Floor (c)	10.50%	11/21/20	253,000
6,770,605	Akorn, Inc., Loan, 1 Mo. LIBOR + 14.50%, 1.00% Floor (c)	15.50%	04/16/21	6,550,560
32,313,203	Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.18%	06/01/25	31,752,892
23,554,754	Endo LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/29/24	22,486,782
19,931,719	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	10/15/25	19,433,426
13,453,950	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	09/24/24	11,212,252
4,271,310	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	02/24/25	3,575,429
11,665,117	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.93%	09/27/24	11,192,213
26,430,508	Pharmaceutical Product Development, Inc. (PPDI/Jaguar), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	08/18/22	26,307,342
				132,763,896
	Publishing — 0.1%
1,750,417	Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	1,705,204

	Research & Consulting Services — 0.1%
1,401,248	Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	10/31/26	1,369,719
579,355	Nielsen Finance LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	06/30/25	579,355
				1,949,074
	Restaurants — 0.2%
3,202,000	IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 6 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	3,000,274

	Security & Alarm Services — 0.1%
1,230,679	Garda World Security Corp., Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.93%	10/30/26	1,216,834

	Specialized Consumer Services — 2.5%
1,185,196	Aramark Services, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	01/15/27	1,122,238
6,150,588	Asurion LLC, Replacement B-2 Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.00% Floor	6.66%	08/04/25	6,194,810
22,088,717	Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	11/03/23	21,729,776
4,487,576	Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	11/03/24	4,410,435
				33,457,259
	Systems Software — 7.7%
20,892,613	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	09/19/24	20,683,687

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$2,331,175	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.00%	09/19/25	$2,346,468
22,664,932	McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.92%	09/30/24	22,422,643
3,930,667	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	3,630,404
14,583,039	Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/24/22	13,194,588
10,561,505	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.83%	03/05/27	10,244,659
7,197,264	SS&C European Holdings, S.A.R.L., Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	04/16/25	6,963,353
5,056,579	SS&C European Holdings, S.A.R.L., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	04/16/25	4,892,240
7,346,134	SS&C European Holdings, S.A.R.L., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	04/16/25	7,117,596
4,934,598	SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	03/15/26	4,749,551
5,302,467	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	07/02/25	5,033,791
				101,278,980
	Wireless Telecommunication Services — 1.1%
4,923,551	Frontier Communications Corp., Term Loan B-1, 3 Mo. LIBOR + 3.75%, 0.75% Floor (c)	5.35%	06/15/24	4,837,389
7,264	Frontier Communications Corp., Term Loan B-1, Prime Rate + 2.75%, 0.75% Floor (c)	6.00%	06/15/24	7,137
9,790,690	T-Mobile USA, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	04/01/27	9,822,118
				14,666,644
	Total Senior Floating-Rate Loan Interests			1,165,724,524
	(Cost $1,222,283,496)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 8.2%
	Airlines — 0.1%
1,750,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. (d)	6.50%	06/20/27	1,815,625

	Broadcasting — 3.5%
2,000,000	Cumulus Media New Holdings, Inc. (d)	6.75%	07/01/26	1,819,030
8,201,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (d)	5.38%	08/15/26	6,335,149
2,848,000	E.W. Scripps (The) Co. (d)	5.13%	05/15/25	2,808,541
7,343,000	Gray Television, Inc. (d)	5.13%	10/15/24	7,562,519
2,148,000	Gray Television, Inc. (d)	5.88%	07/15/26	2,226,660
10,145,000	Nexstar Broadcasting, Inc. (d)	5.63%	08/01/24	10,450,415
13,348,000	Sinclair Television Group, Inc. (d)	5.63%	08/01/24	13,532,937
791,000	Sinclair Television Group, Inc. (d)	5.88%	03/15/26	795,793
				45,531,044

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite — 0.1%
$125,000	CCO Holdings LLC / CCO Holdings Capital Corp. (d)	5.88%	04/01/24	$129,463
1,621,000	CSC Holdings LLC (d)	5.50%	05/15/26	1,702,050
				1,831,513
	Casinos & Gaming — 0.3%
4,202,000	Caesars Entertainment, Inc. (d)	6.25%	07/01/25	4,388,905

	Coal & Consumable Fuels — 0.2%
4,900,000	Peabody Energy Corp. (d)	6.00%	03/31/22	3,224,813

	Food Retail — 0.2%
2,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (d)	3.50%	02/15/23	2,047,000

	Health Care Facilities — 2.4%
3,478,000	Acadia Healthcare Co., Inc.	5.63%	02/15/23	3,541,769
2,000,000	HCA, Inc.	5.88%	05/01/23	2,197,910
4,693,000	Tenet Healthcare Corp.	8.13%	04/01/22	5,062,574
1,972,000	Tenet Healthcare Corp.	6.75%	06/15/23	2,082,432
6,130,000	Tenet Healthcare Corp. (d)	4.63%	09/01/24	6,273,687
8,764,000	Tenet Healthcare Corp. (d)	4.88%	01/01/26	9,178,537
3,008,000	Tenet Healthcare Corp. (d)	5.13%	11/01/27	3,200,963
				31,537,872
	Health Care Services — 0.1%
1,023,000	MEDNAX, Inc. (d)	5.25%	12/01/23	1,038,452

	Insurance Brokers — 0.1%
893,000	HUB International Ltd. (d)	7.00%	05/01/26	950,156

	Managed Health Care — 0.5%
5,740,000	MPH Acquisition Holdings LLC (d)	7.13%	06/01/24	5,897,850
976,000	Polaris Intermediate Corp. (d) (e)	8.50%	12/01/22	994,300
				6,892,150
	Paper Packaging — 0.1%
1,000,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (d)	7.00%	07/15/24	1,020,000

	Real Estate Services — 0.0%
250,000	KB Home	7.00%	12/15/21	262,781

	Technology Hardware, Storage & Peripherals — 0.4%
4,616,000	Dell International LLC / EMC Corp. (d)	5.88%	06/15/21	4,627,540
1,000,000	Dell International LLC / EMC Corp. (d)	5.85%	07/15/25	1,171,003
				5,798,543
	Trading Companies & Distributors — 0.0%
250,000	United Rentals North America, Inc.	5.88%	09/15/26	267,154

	Wireless Telecommunication Services — 0.2%
2,000,000	T-Mobile USA, Inc.	6.00%	03/01/23	2,019,780
	Total Corporate Bonds and Notes			108,625,788
	(Cost $107,990,851)

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES — 0.1%
	Pharmaceuticals — 0.1%
$611,000	Bausch Health Cos., Inc. (d)	5.88%	05/15/23	$611,477
250,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (d)	5.63%	10/15/23	41,250
				652,727
	Real Estate Services — 0.0%
250,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (d)	5.88%	04/15/23	264,661
	Total Foreign Corporate Bonds and Notes			917,388
	(Cost $1,107,252)

Shares	Description	Value

RIGHTS — 0.0%
	Electric Utilities — 0.0%
4,887	Vista Energy Corp. (f) (g)	5,315

	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (f) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Corporate Claim Trust (f) (g) (h) (i)	0
		0
	Total Rights	5,315
	(Cost $8,491)

MONEY MARKET FUNDS — 4.9%
65,103,648	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.04% (j)	65,103,648
	(Cost $65,103,648)
	Total Investments — 101.5%	1,340,376,663
	(Cost $1,396,493,738) (k)
	Net Other Assets and Liabilities — (1.5)%	(19,285,966)
	Net Assets — 100.0%	$1,321,090,697

1

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This issuer has filed for protection in bankruptcy court.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $94,108,776 or 7.1% of net assets.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

(e)	Senior Payment-in-kind (“PIK”) Toggle Note. The issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2019 through July 31, 2020), this security paid all of its interest in cash.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Non-income producing security.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(j)	Rate shown reflects yield as of July 31, 2020.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,723,069 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $61,840,144. The net unrealized depreciation was $56,117,075.

LIBOR - London Interbank Offered Rate

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:

	Total Value at 7/31/2020		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,165,724,524		$—	$1,165,724,524	$—
Corporate Bonds and Notes*	108,625,788		—	108,625,788	—
Foreign Corporate Bonds and Notes*	917,388		—	917,388	—
Rights					—
Electric Utilities	5,315		—	5,315	—
Life Science Tools & Services	—	**	—	—	—	**
Money Market Funds	65,103,648		65,103,648	—	—
Total Investments	$1,340,376,663		$65,103,648	$1,275,273,015	$—	**

* See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2020, and for the fiscal year-to-date period (November 1, 2019 to July 31, 2020) are as follows:
	Shares at	Value at			Change in Unrealized Appreciation	Realized Gain	Value at	Dividend
Security Name	07/31/2020	10/31/2019	Purchases	Sales	(Depreciation)	(Loss)	07/31/2020	Income
First Trust Enhanced Short Maturity ETF	—	$32,058,015	$ —	$ (32,072,311)	$ (64,020)	$ 78,316	$ —	$ 215,267

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS — 68.3%
	Aerospace & Defense — 0.7%
$7,202,000	Science Applications International Corp. (a)	4.88%	04/01/28	$7,556,482
3,000,000	Spirit AeroSystems, Inc. (a)	7.50%	04/15/25	2,954,340
1,500,000	TransDigm, Inc. (a)	8.00%	12/15/25	1,629,000
1,000,000	TransDigm, Inc. (a)	6.25%	03/15/26	1,056,255
				13,196,077
	Agricultural Products — 0.0%
500,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	562,813

	Airlines — 0.4%
7,469,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. (a)	6.50%	06/20/27	7,749,088

	Alternative Carriers — 0.9%
580,000	Level 3 Financing, Inc.	5.63%	02/01/23	584,243
3,020,000	Level 3 Financing, Inc.	5.13%	05/01/23	3,040,611
5,000,000	Level 3 Financing, Inc.	5.38%	01/15/24	5,103,825
777,000	Level 3 Financing, Inc.	5.38%	05/01/25	804,195
2,000,000	Level 3 Financing, Inc.	5.25%	03/15/26	2,091,440
500,000	Level 3 Financing, Inc. (a)	3.40%	03/01/27	539,898
3,000,000	Level 3 Financing, Inc. (a)	4.63%	09/15/27	3,159,435
2,000,000	Level 3 Financing, Inc. (a)	4.25%	07/01/28	2,087,000
				17,410,647
	Apparel Retail — 0.3%
3,040,000	Burlington Coat Factory Warehouse Corp. (a)	6.25%	04/15/25	3,258,500
250,000	Hanesbrands, Inc. (a)	5.38%	05/15/25	269,063
1,000,000	Nordstrom, Inc. (a)	8.75%	05/15/25	1,095,655
200,000	QVC, Inc.	4.75%	02/15/27	205,875
				4,829,093
	Application Software — 1.7%
1,276,000	BY Crown Parent LLC / BY Bond Finance, Inc. (a)	4.25%	01/31/26	1,327,423
1,000,000	Expedia Group, Inc. (a)	6.25%	05/01/25	1,095,065
4,910,000	Expedia Group, Inc. (a)	7.00%	05/01/25	5,322,230
4,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	4,808,542
7,689,000	j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc. (a)	6.00%	07/15/25	8,026,547
5,685,000	Open Text Holdings, Inc. (a)	4.13%	02/15/30	5,980,279
5,210,000	Solera LLC / Solera Finance, Inc. (a)	10.50%	03/01/24	5,518,692
				32,078,778
	Auto Parts & Equipment — 0.3%
4,855,000	Gates Global LLC / Gates Corp. (a)	6.25%	01/15/26	5,093,720

	Automobile Manufacturers — 0.5%
3,000,000	Ford Motor Co.	8.50%	04/21/23	3,334,785
4,565,000	Ford Motor Credit Co. LLC	3.16%	08/04/20	4,565,000
2,000,000	Ford Motor Credit Co. LLC	3.66%	09/08/24	2,016,850
500,000	Ford Motor Credit Co. LLC	5.13%	06/16/25	533,790
				10,450,425
	Automotive Retail — 0.7%
4,926,000	IAA, Inc. (a)	5.50%	06/15/27	5,261,584
7,350,000	KAR Auction Services, Inc. (a)	5.13%	06/01/25	7,395,937
				12,657,521

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Broadcasting — 9.8%
$12,265,000	Cumulus Media New Holdings, Inc. (a)	6.75%	07/01/26	$11,155,201
5,719,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	5.38%	08/15/26	4,417,842
14,379,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	6.63%	08/15/27	7,890,476
10,289,000	EW Scripps (The) Co. (a) (b)	5.13%	05/15/25	10,146,446
26,086,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	27,041,269
10,199,000	Gray Television, Inc. (a)	7.00%	05/15/27	11,169,435
14,475,000	iHeartCommunications, Inc. (a)	5.25%	08/15/27	14,644,213
1,000,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	994,490
21,106,000	Nexstar Broadcasting, Inc. (a) (b)	5.63%	08/01/24	21,741,396
14,032,000	Nexstar Broadcasting, Inc. (a) (b)	5.63%	07/15/27	15,040,410
8,355,000	Scripps Escrow, Inc. (a) (b)	5.88%	07/15/27	8,407,219
19,421,000	Sinclair Television Group, Inc. (a) (b)	5.63%	08/01/24	19,690,078
10,599,000	Sinclair Television Group, Inc. (a) (b)	5.88%	03/15/26	10,663,230
2,394,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	2,351,650
3,000,000	Sirius XM Radio, Inc. (a)	4.63%	07/15/24	3,162,750
2,000,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	2,113,100
8,700,000	TEGNA, Inc. (a)	4.63%	03/15/28	8,619,525
4,500,000	TEGNA, Inc. (a)	5.00%	09/15/29	4,540,770
6,113,000	Univision Communications, Inc. (a)	6.63%	06/01/27	6,146,499
				189,935,999
	Building Products — 0.4%
1,000,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	1,041,690
2,388,000	CEMEX Finance LLC (a)	6.00%	04/01/24	2,430,650
2,295,000	Standard Industries, Inc. (a)	6.00%	10/15/25	2,397,299
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,483,044
350,000	Standard Industries, Inc. (a)	4.38%	07/15/30	378,537
				7,731,220
	Cable & Satellite — 3.3%
3,560,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.88%	04/01/24	3,687,092
7,076,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a) (b)	5.75%	02/15/26	7,420,955
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50%	05/01/26	2,118,410
2,828,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13%	05/01/27	3,004,107
4,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	4,244,000
500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.38%	06/01/29	548,070
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	2,131,250
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.25%	02/01/31	2,090,543
9,183,000	CSC Holdings LLC (a) (b)	5.50%	05/15/26	9,642,150
819,000	CSC Holdings LLC (a)	5.50%	04/15/27	879,196
1,800,000	CSC Holdings LLC (a)	5.38%	02/01/28	1,953,729
5,800,000	CSC Holdings LLC (a)	7.50%	04/01/28	6,679,773
15,200,000	CSC Holdings LLC (a) (b)	5.75%	01/15/30	16,869,036
3,000,000	CSC Holdings LLC (a)	4.63%	12/01/30	3,154,455
				64,422,766
	Casinos & Gaming — 3.9%
250,000	Boyd Gaming Corp. (a)	8.63%	06/01/25	275,907
4,718,000	Boyd Gaming Corp.	6.38%	04/01/26	4,830,713
3,850,000	Boyd Gaming Corp.	6.00%	08/15/26	3,894,044
500,000	Boyd Gaming Corp. (a)	4.75%	12/01/27	481,705
12,576,000	Caesars Entertainments, Inc. (a)	6.25%	07/01/25	13,135,380
10,500,000	Caesars Entertainments, Inc. (a)	8.13%	07/01/27	10,710,577
3,000,000	Caesars Resort Collection LLC / CRC Finco., Inc. (a)	5.75%	07/01/25	3,123,750

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Casinos & Gaming (Continued)
$7,430,000	Golden Nugget, Inc. (a)	6.75%	10/15/24	$5,154,562
200,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (a)	4.63%	06/15/25	210,448
8,600,000	MGM Resorts International (b)	7.75%	03/15/22	9,164,375
5,100,000	MGM Resorts International (b)	6.00%	03/15/23	5,342,786
4,229,000	MGM Resorts International	6.75%	05/01/25	4,404,821
5,544,000	MGM Resorts International	5.75%	06/15/25	5,741,450
3,653,000	MGM Resorts International	5.50%	04/15/27	3,676,397
1,250,000	Scientific Games International, Inc. (a)	8.63%	07/01/25	1,258,988
3,996,000	Station Casinos LLC (a)	5.00%	10/01/25	3,793,703
				75,199,606
	Coal & Consumable Fuels — 0.0%
483,000	Peabody Energy Corp. (a)	6.00%	03/31/22	317,874
967,000	Peabody Energy Corp. (a)	6.38%	03/31/25	486,522
				804,396
	Construction Machinery & Heavy Trucks — 0.1%
1,250,000	Clark Equipment Co. (a)	5.88%	06/01/25	1,319,531

	Construction Materials — 0.0%
333,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	346,736

	Consumer Finance — 0.6%
12,002,000	FirstCash, Inc. (a)	5.38%	06/01/24	12,365,000

	Diversified Metals & Mining — 0.1%
2,500,000	Freeport-McMoRan, Inc.	5.00%	09/01/27	2,664,525

	Diversified Real Estate Activities — 0.1%
1,000,000	Meritage Homes Corp.	7.00%	04/01/22	1,082,315

	Electric Utilities — 1.0%
5,000,000	PG&E Corp.	5.00%	07/01/28	5,151,375
8,250,000	PG&E Corp.	5.25%	07/01/30	8,590,313
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	5,372,100
				19,113,788
	Fertilizers & Agricultural Chemicals — 0.0%
250,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	265,476

	Financial Exchanges & Data — 0.1%
750,000	MSCI, Inc. (a)	4.00%	11/15/29	807,518

	Food Distributors — 0.4%
5,325,000	US Foods, Inc. (a)	5.88%	06/15/24	5,328,355
3,000,000	US Foods, Inc. (a)	6.25%	04/15/25	3,221,505
				8,549,860
	Food Retail — 1.1%
13,529,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	6.63%	06/15/24	14,091,806
3,700,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	4.63%	01/15/27	3,916,654
3,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	5.88%	02/15/28	3,290,070
				21,298,530

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Health Care Equipment — 0.0%
$250,000	Hill-Rom Holdings, Inc. (a)	4.38%	09/15/27	$264,066
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	321,750
				585,816
	Health Care Facilities — 5.8%
11,663,000	Acadia Healthcare Co., Inc.	5.63%	02/15/23	11,876,841
2,318,000	Acadia Healthcare Co., Inc.	6.50%	03/01/24	2,390,681
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	1,057,500
1,087,000	Encompass Health Corp.	5.13%	03/15/23	1,096,625
8,745,000	Encompass Health Corp. (b)	5.75%	11/01/24	8,855,231
2,284,000	Encompass Health Corp.	5.75%	09/15/25	2,372,174
1,300,000	Encompass Health Corp.	4.50%	02/01/28	1,360,697
2,080,000	Encompass Health Corp.	4.75%	02/01/30	2,201,285
2,000,000	HCA, Inc.	5.88%	05/01/23	2,197,910
6,530,000	HCA, Inc.	5.88%	02/15/26	7,650,221
12,435,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	13,417,862
24,301,000	Tenet Healthcare Corp. (b)	8.13%	04/01/22	26,214,704
10,213,000	Tenet Healthcare Corp.	6.75%	06/15/23	10,784,928
1,168,000	Tenet Healthcare Corp. (a)	4.63%	09/01/24	1,195,378
1,500,000	Tenet Healthcare Corp. (a)	7.50%	04/01/25	1,661,647
7,492,000	Tenet Healthcare Corp. (a)	4.88%	01/01/26	7,846,372
6,281,000	Tenet Healthcare Corp. (a)	5.13%	11/01/27	6,683,926
2,327,000	Tenet Healthcare Corp. (a)	4.63%	06/15/28	2,452,705
2,250,000	Universal Health Services, Inc. (a)	5.00%	06/01/26	2,351,678
				113,668,365
	Health Care Services — 3.4%
1,976,000	DaVita, Inc.	5.00%	05/01/25	2,032,316
10,500,000	DaVita, Inc. (a)	4.63%	06/01/30	11,189,062
16,225,000	MEDNAX, Inc. (a) (b)	5.25%	12/01/23	16,470,079
8,821,000	MEDNAX, Inc. (a)	6.25%	01/15/27	9,339,410
4,462,000	US Renal Care, Inc. (a)	10.63%	07/15/27	4,765,126
7,760,000	Verscend Escrow Corp. (a)	9.75%	08/15/26	8,614,492
11,867,000	Vizient, Inc. (a)	6.25%	05/15/27	12,680,602
				65,091,087
	Health Care Technology — 1.5%
27,735,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	28,393,706

	Hotels, Resorts & Cruise Lines — 0.4%
1,100,000	Hilton Domestic Operating Co., Inc. (a)	5.38%	05/01/25	1,151,150
500,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.63%	04/01/25	509,947
1,000,000	Marriott International, Inc.	4.63%	06/15/30	1,073,863
1,100,000	Vail Resorts, Inc. (a)	6.25%	05/15/25	1,186,625
3,000,000	Wyndham Hotels & Resorts, Inc. (a)	5.38%	04/15/26	3,068,715
				6,990,300
	Household Products — 0.0%
100,000	Edgewell Personal Care Co. (a)	5.50%	06/01/28	108,389

	Housewares & Specialties — 0.0%
500,000	Newell Brands, Inc.	4.88%	06/01/25	544,375

	Human Resource & Employment Services — 0.8%
3,000,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a)	5.75%	06/01/25	3,170,625

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Human Resource & Employment Services (Continued)
$11,478,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a) (b)	6.75%	06/01/25	$11,886,789
				15,057,414
	Independent Power Producers & Energy Traders — 0.6%
3,000,000	Calpine Corp.	5.50%	02/01/24	3,053,700
3,000,000	Calpine Corp.	5.75%	01/15/25	3,094,500
5,000,000	Calpine Corp. (a)	5.13%	03/15/28	5,207,925
667,000	Calpine Corp. (a)	4.63%	02/01/29	675,324
167,000	Calpine Corp. (a)	5.00%	02/01/31	171,573
				12,203,022
	Industrial Conglomerates — 0.4%
2,500,000	Hillenbrand, Inc.	5.75%	06/15/25	2,692,187
4,225,000	RBS Global, Inc. / Rexnord LLC (a)	4.88%	12/15/25	4,354,433
				7,046,620
	Industrial Machinery — 0.3%
4,667,000	Vertical US Newco, Inc. (a)	5.25%	07/15/27	4,958,688

	Insurance Brokers — 3.8%
14,834,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	15,786,194
26,986,000	AmWINS Group, Inc. (a) (b)	7.75%	07/01/26	29,814,403
6,188,000	AssuredPartners, Inc. (a)	7.00%	08/15/25	6,300,096
20,876,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	22,212,168
				74,112,861
	Integrated Telecommunication Services — 1.5%
5,320,000	CenturyLink, Inc.	5.80%	03/15/22	5,584,537
2,500,000	Zayo Group Holdings, Inc. (a)	4.00%	03/01/27	2,508,787
21,009,000	Zayo Group Holdings, Inc. (a)	6.13%	03/01/28	21,727,928
				29,821,252
	Interactive Media & Services — 0.0%
500,000	Match Group Holdings II LLC (a)	4.63%	06/01/28	529,178

	Investment Banking & Brokerage — 0.9%
14,050,000	LPL Holdings, Inc. (a)	5.75%	09/15/25	14,655,766
2,739,000	LPL Holdings, Inc. (a)	4.63%	11/15/27	2,829,729
				17,485,495
	IT Consulting & Other Services — 0.6%
6,261,000	CDK Global, Inc.	4.88%	06/01/27	6,709,569
4,448,000	CDK Global, Inc. (a)	5.25%	05/15/29	4,874,964
250,000	Gartner, Inc. (a)	4.50%	07/01/28	262,812
				11,847,345
	Leisure Facilities — 1.5%
250,000	Cedar Fair LP	5.25%	07/15/29	236,598
1,850,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	1,790,624
7,527,000	Constellation Merger Sub, Inc. (a)	8.50%	09/15/25	6,293,663
20,250,000	Six Flags Entertainment Corp. (a) (b)	4.88%	07/31/24	19,266,458
1,000,000	Six Flags Entertainment Corp. (a)	5.50%	04/15/27	946,250
1,000,000	Six Flags Theme Parks, Inc. (a)	7.00%	07/01/25	1,075,405
				29,608,998

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Managed Health Care — 2.6%
$2,000,000	Centene Corp.	4.75%	01/15/25	$2,075,140
1,000,000	Centene Corp. (a)	5.38%	08/15/26	1,074,065
1,500,000	Centene Corp.	4.25%	12/15/27	1,597,222
1,000,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	1,063,530
14,747,000	MPH Acquisition Holdings LLC (a) (b)	7.13%	06/01/24	15,152,543
28,499,000	Polaris Intermediate Corp. (a) (c)	8.50%	12/01/22	29,033,356
				49,995,856
	Metal & Glass Containers — 1.0%
6,500,000	Berry Global, Inc. (a)	4.50%	02/15/26	6,679,952
2,000,000	Owens-Brockway Glass Container, Inc. (a)	5.88%	08/15/23	2,116,610
6,550,000	Owens-Brockway Glass Container, Inc. (a)	6.38%	08/15/25	7,028,969
1,100,000	Owens-Brockway Glass Container, Inc. (a)	6.63%	05/13/27	1,192,813
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,260,500
				19,278,844
	Movies & Entertainment — 2.3%
8,876,000	Cinemark USA, Inc.	5.13%	12/15/22	7,753,319
6,234,000	Cinemark USA, Inc. (b)	4.88%	06/01/23	5,314,485
9,409,000	Cinemark USA, Inc. (a)	8.75%	05/01/25	9,755,957
7,000,000	Live Nation Entertainment, Inc. (a)	4.88%	11/01/24	6,630,750
5,494,000	Live Nation Entertainment, Inc. (a)	5.63%	03/15/26	5,239,958
523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	562,894
10,895,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	10,081,307
				45,338,670
	Oil & Gas Exploration & Production — 0.0%
3,250,000	Mesquite Energy Corp. (d) (e) (f)	7.75%	06/15/21	22,002
3,125,000	Mesquite Energy Corp. (d) (e) (f)	6.13%	01/15/23	23,438
				45,440
	Oil & Gas Refining & Marketing — 0.0%
415,000	Murphy Oil USA, Inc.	5.63%	05/01/27	441,377

	Oil & Gas Storage & Transportation — 0.6%
11,533,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (b)	6.25%	04/01/23	11,188,221

	Other Diversified Financial Services — 0.0%
745,000	Aviation Capital Group LLC (a)	5.50%	12/15/24	763,888

	Packaged Foods & Meats — 1.7%
2,190,000	B&G Foods, Inc.	5.25%	04/01/25	2,291,025
627,000	Kraft Heinz Foods Co.	3.95%	07/15/25	689,677
500,000	Kraft Heinz Foods Co. (a)	3.88%	05/15/27	539,290
750,000	Performance Food Group, Inc. (a)	5.50%	10/15/27	775,747
12,246,000	Post Holdings, Inc. (a) (b)	5.00%	08/15/26	12,854,565
5,990,000	Post Holdings, Inc. (a)	5.75%	03/01/27	6,396,212
3,000,000	Post Holdings, Inc. (a)	5.63%	01/15/28	3,284,025
1,000,000	Post Holdings, Inc. (a)	5.50%	12/15/29	1,098,725
5,000,000	Post Holdings, Inc. (a)	4.63%	04/15/30	5,268,750
				33,198,016
	Paper Packaging — 1.8%
5,056,000	Graham Packaging Co., Inc. (a)	7.13%	08/15/28	5,267,720
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	2,037,500

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Paper Packaging (Continued)
$25,352,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (a) (b)	7.00%	07/15/24	$25,859,040
376,000	Sealed Air Corp. (a)	5.50%	09/15/25	416,851
1,000,000	Sealed Air Corp. (a)	4.00%	12/01/27	1,037,500
				34,618,611
	Personal Products — 0.0%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	262,948

	Pharmaceuticals — 2.2%
792,000	Bausch Health Americas, Inc. (a)	9.25%	04/01/26	891,792
1,242,000	Bausch Health Americas, Inc. (a)	8.50%	01/31/27	1,383,607
500,000	Catalent Pharma Solutions, Inc. (a)	5.00%	07/15/27	532,905
4,000,000	Charles River Laboratories International, Inc. (a)	5.50%	04/01/26	4,236,620
750,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	794,392
17,414,000	Horizon Therapeutics USA, Inc. (a) (b)	5.50%	08/01/27	18,955,661
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	846,984
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,366,505
1,000,000	Jaguar Holding Co. II / PPD Development LP (a)	5.00%	06/15/28	1,065,950
10,000,000	Par Pharmaceutical, Inc. (a)	7.50%	04/01/27	10,649,400
2,085,000	West Street Merger Sub, Inc. (a)	6.38%	09/01/25	2,121,488
				42,845,304
	Publishing — 0.1%
2,500,000	Meredith Corp. (a)	6.50%	07/01/25	2,551,563

	Real Estate Operating Companies — 0.2%
1,379,000	Lennar Corp.	8.38%	01/15/21	1,425,369
2,785,000	Lennar Corp. (b)	5.25%	06/01/26	3,129,114
				4,554,483
	Real Estate Services — 0.8%
3,310,000	KB Home (b)	7.00%	12/15/21	3,479,224
500,000	MDC Holdings, Inc.	3.85%	01/15/30	505,860
2,302,000	PulteGroup, Inc.	5.50%	03/01/26	2,666,165
500,000	Taylor Morrison Communities, Inc. (a)	5.75%	01/15/28	563,135
290,000	TRI Pointe Group, Inc.	5.25%	06/01/27	305,532
500,000	TRI Pointe Group, Inc.	5.70%	06/15/28	552,500
7,545,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. (b)	5.88%	06/15/24	8,158,824
				16,231,240
	Research & Consulting Services — 0.4%
8,259,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	5.00%	04/15/22	8,303,599

	Restaurants — 0.5%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	625,402
8,243,000	IRB Holding Corp. (a)	7.00%	06/15/25	8,998,842
400,000	IRB Holding Corp. (a)	6.75%	02/15/26	403,000
				10,027,244
	Security & Alarm Services — 0.2%
1,200,000	Brink’s (The) Co. (a)	5.50%	07/15/25	1,277,250
2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	2,102,539
				3,379,789

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Semiconductor Equipment — 0.0%
$500,000	Entegris, Inc. (a)	4.38%	04/15/28	$529,230

	Semiconductors — 0.1%
1,000,000	Microchip Technology, Inc. (a)	4.25%	09/01/25	1,051,735
1,550,000	Qorvo, Inc. (a)	4.38%	10/15/29	1,672,791
				2,724,526
	Specialized Consumer Services — 0.4%
4,000,000	Aramark Services, Inc. (a)	6.38%	05/01/25	4,225,000
2,000,000	Aramark Services, Inc.	4.75%	06/01/26	1,995,810
481,000	Aramark Services, Inc. (a)	5.00%	02/01/28	484,797
				6,705,607
	Specialty Chemicals — 0.2%
3,726,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	3,941,176

	Systems Software — 1.4%
250,000	PTC, Inc. (a)	3.63%	02/15/25	259,817
7,075,000	PTC, Inc. (a)	4.00%	02/15/28	7,448,914
18,317,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	19,690,775
				27,399,506
	Technology Distributors — 0.1%
1,250,000	CDW LLC / CDW Finance Corp.	4.13%	05/01/25	1,323,894
1,000,000	CDW LLC / CDW Finance Corp.	4.25%	04/01/28	1,070,225
				2,394,119
	Technology Hardware, Storage & Peripherals — 1.6%
4,906,000	Dell International LLC / EMC Corp. (a)	5.88%	06/15/21	4,918,265
22,225,000	Dell International LLC / EMC Corp. (a) (b)	7.13%	06/15/24	23,108,444
1,000,000	Dell International LLC / EMC Corp. (a)	6.10%	07/15/27	1,183,812
1,000,000	Dell International LLC / EMC Corp. (a)	6.20%	07/15/30	1,222,936
				30,433,457
	Trading Companies & Distributors — 1.2%
940,000	Ashtead Capital, Inc. (a)	4.13%	08/15/25	970,550
2,000,000	Ashtead Capital, Inc. (a)	5.25%	08/01/26	2,125,000
750,000	Ashtead Capital, Inc. (a)	4.00%	05/01/28	781,875
4,199,000	Ashtead Capital, Inc. (a)	4.25%	11/01/29	4,446,237
3,188,000	United Rentals North America, Inc.	5.50%	07/15/25	3,280,771
4,276,000	United Rentals North America, Inc.	5.88%	09/15/26	4,569,398
3,596,000	United Rentals North America, Inc.	6.50%	12/15/26	3,996,648
2,257,000	United Rentals North America, Inc.	5.50%	05/15/27	2,436,149
				22,606,628
	Trucking — 0.1%
2,350,000	XPO Logistics, Inc. (a)	6.25%	05/01/25	2,545,344

	Wireless Telecommunication Services — 0.9%
4,000,000	Frontier Communications Corp. (a) (d)	8.50%	04/01/26	3,944,000
8,297,000	Frontier Communications Corp. (a) (d)	8.00%	04/01/27	8,601,334
1,219,000	SBA Communications Corp. (b)	4.88%	09/01/24	1,254,046
500,000	SBA Communications Corp. (a)	3.88%	02/15/27	518,340
2,329,000	T-Mobile USA, Inc.	6.00%	03/01/23	2,352,034
1,180,000	T-Mobile USA, Inc.	5.13%	04/15/25	1,213,176

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Wireless Telecommunication Services (Continued)
$416,000	T-Mobile USA, Inc.	4.50%	02/01/26	$429,260
				18,312,190
	Total Corporate Bonds			1,328,605,215
	(Cost $1,295,516,351)

FOREIGN CORPORATE BONDS — 9.7%
	Application Software — 0.3%
2,958,000	Open Text Corp. (a)	5.88%	06/01/26	3,148,836
2,336,000	Open Text Corp. (a)	3.88%	02/15/28	2,432,757
				5,581,593
	Building Products — 2.2%
3,000,000	Cemex SAB de C.V. (a)	6.13%	05/05/25	3,064,065
11,900,000	Cemex SAB de C.V. (a) (b)	7.75%	04/16/26	12,616,261
11,760,000	Cemex SAB de C.V. (a)	7.38%	06/05/27	12,566,853
4,700,000	Cemex SAB de C.V. (a)	5.45%	11/19/29	4,559,705
7,513,000	Masonite International Corp. (a)	5.75%	09/15/26	7,899,469
1,000,000	Masonite International Corp. (a)	5.38%	02/01/28	1,066,690
				41,773,043
	Cable & Satellite — 0.5%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	261,541
7,073,000	Virgin Media Secured Finance PLC (a) (b)	5.50%	08/15/26	7,534,124
2,000,000	Virgin Media Secured Finance PLC (a)	5.50%	05/15/29	2,183,180
500,000	Virgin Media Secured Finance PLC (a)	4.50%	08/15/30	535,450
				10,514,295
	Casinos & Gaming — 0.0%
200,000	International Game Technology PLC (a)	6.25%	01/15/27	213,463
500,000	International Game Technology PLC (a)	5.25%	01/15/29	511,698
				725,161
	Diversified Support Services — 0.1%
950,000	Ritchie Bros Auctioneers, Inc. (a)	5.38%	01/15/25	985,525

	Environmental & Facilities Services — 0.0%
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	531,545

	Integrated Telecommunication Services — 0.4%
7,693,000	Altice France S.A. (a)	7.38%	05/01/26	8,213,816

	Metal & Glass Containers — 0.0%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	4.13%	08/15/26	207,810

	Other Diversified Financial Services — 0.5%
1,867,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.50%	09/15/23	1,900,068
6,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.50%	07/15/25	6,445,324
1,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	1,385,011
				9,730,403

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)
	Pharmaceuticals — 5.0%
$2,935,000	Bausch Health Cos., Inc. (a) (b)	5.88%	05/15/23	$2,937,289
48,720,000	Bausch Health Cos., Inc. (a) (b)	6.13%	04/15/25	50,352,120
3,909,000	Bausch Health Cos., Inc. (a)	5.00%	01/30/28	3,933,353
3,000,000	Bausch Health Cos., Inc. (a)	7.25%	05/30/29	3,305,055
5,000,000	Bausch Health Cos., Inc. (a)	5.25%	01/30/30	5,111,850
11,840,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a)	5.88%	10/15/24	11,823,957
12,083,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a)	9.50%	07/31/27	13,034,536
1,000,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a)	5.63%	10/15/23	165,000
1,750,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a)	5.50%	04/15/25	311,719
7,000,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a)	10.00%	04/15/25	6,755,000
				97,729,879
	Real Estate Services — 0.3%
5,346,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (a)	5.88%	04/15/23	5,659,516
804,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (a)	5.63%	03/01/24	859,191
				6,518,707
	Research & Consulting Services — 0.2%
3,774,000	Camelot Finance SA (a)	4.50%	11/01/26	3,914,921
400,000	Nielsen Co. Luxembourg (The) S.A.R.L. (a)	5.50%	10/01/21	402,626
				4,317,547
	Restaurants — 0.1%
983,000	1011778 BC ULC / New Red Finance, Inc. (a)	5.00%	10/15/25	1,006,784
	Specialty Chemicals — 0.1%
1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	1,048,750
	Total Foreign Corporate Bonds			188,884,858
	(Cost $182,963,724)

Principal Value	Description	Rate (g)	Stated Maturity (h)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 28.0%
	Application Software — 3.9%
3,000,000	Epicor Software Corp., Term Loan (Second Lien), 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	07/30/28	3,060,000
13,310,393	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 7.00%, 0.75% Floor	7.75%	07/10/25	13,235,589
9,970,673	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/01/24	9,779,036
362,125	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 3 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	358,804
12,984,803	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 6 Mo. LIBOR + 3.50%, 0.00% Floor	4.57%	09/13/24	12,609,413
1,754,250	Micro Focus International (MA Financeco LLC), Miami Escrow Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	06/21/24	1,646,065
11,846,507	Micro Focus International (MA Financeco LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	06/21/24	11,115,933

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (g)	Stated Maturity (h)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$5,632,703	Micro Focus International (MA Financeco LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/15/25	$5,557,619
4,917,166	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	11/30/24	4,672,095
1,851,374	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.52%	04/26/24	1,807,404
8,078,683	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/26/24	7,836,322
2,087,426	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/05/24	2,053,109
1,994,792	Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	03/03/23	1,957,948
				75,689,337
	Auto Parts & Equipment — 0.5%
7,002,038	Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/31/24	6,829,927
6,868,447	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.57%	06/30/24	2,663,653
				9,493,580
	Broadcasting — 0.8%
2,941,176	iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/01/26	2,852,941
13,658,144	iHeartCommunications, Inc.,Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	04/29/26	12,755,204
				15,608,145
	Casinos & Gaming — 1.0%
7,754,058	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	12/22/24	7,122,102
1,000,000	Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.69%	06/30/25	962,190
500,000	Caesars Resort Collection LLC, Term Loan B-1, 3 Mo. LIBOR + 4.50%, 0.00% Floor	4.77%	06/30/25	481,095
2,000,000	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	1,847,820
3,656,487	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	3,050,351
3,823,618	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.93%	08/14/24	3,474,024
9,804	Scientific Games International, Inc., Term Loan B5, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.06%	08/14/24	8,908
2,500,000	Scientific Games International, Inc., Term Loan B5, 6 Mo. LIBOR + 2.75%, 0.00% Floor	3.61%	08/14/24	2,271,425
				19,217,915
	Electric Utilities — 0.1%
3,000,000	PG&E Corp., Exit Term Loan, 3 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	06/30/25	2,963,430

	Environmental & Facilities Services — 0.3%
5,259,426	Packers Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/04/24	5,157,550

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (g)	Stated Maturity (h)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services — 4.7%
$535,905	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/14/25	$521,467
9,976,982	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/28/22	9,843,989
2,437,231	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	1,938,159
18,488,733	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	4.82%	02/15/26	18,211,402
12,163,646	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.07%	06/07/23	11,950,783
1,773,416	DuPage Medical Group (Midwest Physician Admin. Services LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	08/15/24	1,698,046
12,758,706	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.91%	10/10/25	8,365,501
238,885	Exam Works (Gold Merger Co., Inc.), Term Loan B-1, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.32%	07/27/23	235,660
997,500	Surgery Centers Holdings, Inc., 2020 Incremental Term Loan, 1 Mo. LIBOR + 8.00%, 1.00% Floor	9.00%	08/31/24	1,005,480
10,747,239	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	10,125,941
6,946,664	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	5,487,865
11,111,834	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.19%	06/28/26	10,857,818
10,950,276	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.66%	08/27/25	10,888,735
				91,130,846
	Household Appliances — 0.2%
3,604,193	Traeger Grills (TGP Holdings III LLC), 2018 Refinancing Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	09/25/24	3,369,921

	Human Resource & Employment Services — 0.4%
7,274,336	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/01/24	7,077,929

	Insurance Brokers — 3.6%
8,882,131	Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.43%	05/10/25	8,671,181
15,553,240	Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/09/25	14,981,658
11,946,241	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	01/25/24	11,773,856
4,975,000	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	02/15/27	4,818,735
7,078,140	HUB International Ltd., 2019 Incremental Term Loan B2, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	04/25/25	7,080,688
58,514	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	3.22%	04/25/25	56,750
20,883,341	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.26%	04/25/25	20,253,918

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (g)	Stated Maturity (h)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$1,984,936	Ryan Specialty Group LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/23/27	$1,970,049
				69,606,835
	Integrated Telecommunication Services — 0.7%
4,491,640	Numericable (Altice France S.A. or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.93%	07/31/25	4,292,885
2,000,000	Numericable (Altice France S.A. or SFR), Term Loan B-12, 1 Mo. LIBOR + 3.69%, 0.00% Floor	3.86%	01/31/26	1,951,660
7,940,772	Numericable (Altice France S.A. or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.17%	08/14/26	7,750,749
				13,995,294
	Interactive Home Entertainment — 0.4%
7,494,098	Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.07%	12/10/24	7,550,304

	Investment Banking & Brokerage — 0.2%
5,095,477	Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/27/26	5,029,644

	Managed Health Care — 0.7%
11,236,014	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	11,051,070
2,841,013	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/02/24	2,767,856
				13,818,926
	Movies & Entertainment — 0.9%
5,969,773	AMC Entertainment, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 0.00% Floor	4.08%	04/22/26	3,871,876
19,611,126	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	3.32%	02/05/25	12,340,693
1,994,987	PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	02/12/27	1,682,433
				17,895,002
	Other Diversified Financial Services — 2.3%
45,301,442	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	10/01/25	44,929,517

	Paper Packaging — 0.3%
6,486,473	Graham Packaging Company, L.P., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/28/27	6,466,754

	Pharmaceuticals — 2.4%
262,345	Akorn, Inc., DIP Term Loan, 1 Mo. LIBOR + 9.50%, 1.00% Floor (d)	10.50%	11/21/20	263,656
7,059,329	Akorn, Inc., Loan, 1 Mo. LIBOR + 14.50%, 1.00% Floor (d)	15.50%	04/16/21	6,829,901
8,629,279	Endo LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/29/24	8,238,027
6,552,719	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	10/15/25	6,388,902
16,318,275	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	09/24/24	13,599,324
194,424	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	02/24/25	162,748

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Rate (g)	Stated Maturity (h)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$10,527,561	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.93%	09/27/24	$10,100,774
2,000,000	Pharmaceutical Product Development, Inc. (PPDI/Jaguar), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	08/18/22	1,990,680
				47,574,012
	Publishing — 0.2%
3,468,604	Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	3,379,010

	Specialized Consumer Services — 1.5%
28,202,555	Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	6.66%	08/04/25	28,405,332
851,727	Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	11/03/24	837,085
				29,242,417
	Systems Software — 2.6%
8,953,337	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	09/19/24	8,863,804
1,262,391	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.00%	09/19/25	1,270,673
11,125,914	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.41%	10/02/25	10,715,145
2,000,000	McAfee LLC, Term Loan (Second Lien), 1 Mo. LIBOR + 8.50%, 1.00% Floor	9.50%	09/28/25	2,025,000
7,544,261	McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.92%	09/30/24	7,463,613
5,371,033	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	4,960,740
9,146,652	Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/24/22	8,275,799
4,118,798	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.83%	03/05/27	3,995,234
1,541,363	SUSE (Marcel Lux IV S.A.R.L.), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	03/15/26	1,483,562
1,186,196	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	07/02/25	1,126,092
				50,179,662
	Wireless Telecommunication Services — 0.3%
6,858,209	Frontier Communications Corp., Term Loan B-1, 3 Mo. LIBOR + 3.75%, 0.75% Floor (d)	5.35%	06/15/24	6,738,191
22,919	Frontier Communications Corp., Term Loan B-1, Prime Rate + 2.75%, 0.75% Floor (d)	6.00%	06/15/24	22,518
				6,760,709
	Total Senior Floating-Rate Loan Interests			546,136,739
	(Cost $564,072,425)

Shares	Description	Value

RIGHTS — 0.0%
	Electric Utilities — 0.0%
1,629	Vistra Energy Corp. (f) (i)	1,772
	(Cost $2,831)

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.2%
3,401,437	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.04% (j)	$3,401,437
	(Cost $3,401,437)
	Total Investments — 106.2%	2,067,030,021
	(Cost $2,045,956,768) (k)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS SOLD SHORT — (6.7)%

$(5,000,000)	U.S. Treasury Bill	(l)	08/13/20	(4,999,889)
(65,000,000)	U.S. Treasury Bill	(l)	09/17/20	(64,993,093)
(10,000,000)	U.S. Treasury Bill	(l)	12/03/20	(9,996,696)
(50,000,000)	U.S. Treasury Bill	(l)	01/28/21	(49,976,514)
	Total U.S. Treasury Bills Sold Short			(129,966,192)
	(Proceeds $129,887,312)

	Net Other Assets and Liabilities — 0.5%			9,195,741
	Net Assets — 100.0%			$1,946,259,570

1

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“First Trust” or the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $1,234,454,742 or 63.4% of net assets.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	These notes are Senior Payment-In-Kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2019 through July 31, 2020), this security paid all of its interest in cash.
(d)	This issuer has filed for protection in bankruptcy court.
(e)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(h)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(i)	Non-income producing security.
(j)	Rate shown reflects yield as of July 31, 2020.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $63,835,491 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,841,118. The net unrealized appreciation was $20,994,373. The amounts presented are inclusive of investments sold short.
(l)	Zero coupon security.

LIBOR	- London Interbank Offered Rate

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:

ASSETS TABLE

	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds*	$1,328,605,215	$—	$1,328,605,215	$—
Foreign Corporate Bonds*	188,884,858	—	188,884,858	—
Senior Floating-Rate Loan Interests*	546,136,739	—	546,136,739	—
Rights*	1,772	—	1,772	—
Money Market Funds	3,401,437	3,401,437	—	—
Total Investments	$2,067,030,021	$3,401,437	$2,063,628,584	$—

LIABILITIES TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills Sold Short	$(129,966,192)	$—	$(129,966,192)	$—

* See Portfolio of Investments for industry breakout.

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 44.6%
	Advertising — 0.0%
$1,525,000	Interpublic Group of Cos. (The), Inc.	3.50%	10/01/20	$1,532,409

	Aerospace/Defense — 0.6%
10,000,000	L3Harris Technologies, Inc.	4.95%	02/15/21	10,120,463
4,203,000	Lockheed Martin Corp.	2.50%	11/23/20	4,223,846
14,408,000	Northrop Grumman Corp.	2.08%	10/15/20	14,457,998
1,492,000	Northrop Grumman Corp.	2.55%	10/15/22	1,558,034
				30,360,341
	Agriculture — 1.2%
12,648,000	Altria Group, Inc.	4.75%	05/05/21	13,074,269
15,000,000	Altria Group, Inc.	2.85%	08/09/22	15,682,296
15,190,000	BAT Capital Corp., 3 Mo. LIBOR + 0.59% (a)	1.01%	08/14/20	15,192,277
12,452,000	BAT Capital Corp., 3 Mo. LIBOR + 0.88% (a)	1.27%	08/15/22	12,489,216
220,000	Philip Morris International, Inc.	4.13%	05/17/21	226,659
1,550,000	Philip Morris International, Inc.	2.38%	08/17/22	1,611,167
				58,275,884
	Apparel — 0.1%
5,500,000	Ralph Lauren Corp.	1.70%	06/15/22	5,611,920

	Auto Manufacturers — 4.2%
3,800,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	0.75%	01/08/21	3,805,747
3,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.35% (a)	0.66%	06/11/21	3,003,866
20,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.37% (a)	0.82%	05/10/23	19,846,348
7,000,000	American Honda Finance Corp., Medium-Term Note	0.88%	07/07/23	7,065,139
10,925,000	BMW US Capital LLC, 3 Mo. LIBOR + 0.41% (a) (b)	0.68%	04/12/21	10,933,528
4,400,000	BMW US Capital LLC, 3 Mo. LIBOR + 0.50% (a) (b)	0.93%	08/13/21	4,396,354
5,730,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.43% (a) (b)	0.86%	02/12/21	5,722,666
640,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.45% (a) (b)	0.81%	02/22/21	639,241
2,000,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (a) (b)	1.29%	02/15/22	1,998,204
5,000,000	Daimler Finance North America LLC (b)	1.75%	03/10/23	5,107,628
20,942,000	General Motors Co., 3 Mo. LIBOR + 0.80% (a)	1.27%	08/07/20	20,942,763
3,000,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 0.54% (a)	1.04%	11/06/20	2,995,254
8,000,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 1.10% (a)	1.60%	11/06/21	7,972,080
4,000,000	General Motors Financial Co., Inc.	4.20%	11/06/21	4,140,628
3,000,000	Hyundai Capital America (b)	3.00%	10/30/20	3,011,578
7,080,000	Hyundai Capital America (b)	3.95%	02/01/22	7,351,909
6,885,000	Hyundai Capital America (b)	2.38%	02/10/23	7,025,187
2,700,000	Nissan Motor Acceptance Corp., 3 Mo. LIBOR + 0.39% (a) (b)	0.70%	09/28/20	2,693,956
1,800,000	PACCAR Financial Corp., Medium-Term Note	2.25%	02/25/21	1,818,983
2,000,000	PACCAR Financial Corp., Medium-Term Note, 3 Mo. LIBOR + 0.26% (a)	0.71%	05/10/21	2,002,102
5,000,000	Toyota Motor Credit Corp., Global Medium-Term Note, 3 Mo. LIBOR + 0.17% (a)	0.48%	09/18/20	5,001,477
4,000,000	Toyota Motor Credit Corp., Medium-Term Note, 3 Mo. LIBOR + 0.28% (a)	0.55%	04/13/21	4,005,618
15,000,000	Toyota Motor Credit Corp., Medium-Term Note, 3 Mo. LIBOR + 0.29% (a)	0.57%	10/07/21	15,017,560
9,677,000	Toyota Motor Credit Corp., Medium-Term Note	1.80%	10/07/21	9,845,388
10,000,000	Toyota Motor Credit Corp., Medium-Term Note	1.15%	05/26/22	10,147,405

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Auto Manufacturers (Continued)
$18,370,000	Volkswagen Group of America Finance LLC, 3 Mo. LIBOR + 0.77% (a) (b)	1.20%	11/13/20	$18,374,345
10,000,000	Volkswagen Group of America Finance LLC, 3 Mo. LIBOR + 0.86% (a) (b)	1.16%	09/24/21	9,981,258
7,645,000	Volkswagen Group of America Finance LLC (b)	2.50%	09/24/21	7,796,653
6,809,000	Volkswagen Group of America Finance LLC (b)	2.90%	05/13/22	7,062,624
1,202,000	Volkswagen Group of America Finance LLC (b)	2.70%	09/26/22	1,249,882
				210,955,371
	Banks — 8.9%
6,239,000	Bank of America Corp., 3 Mo. LIBOR + 0.38% (a)	0.64%	01/23/22	6,240,963
5,000,000	Bank of America Corp. (c)	2.74%	01/23/22	5,051,744
5,000,000	Bank of America Corp., Global Medium-Term Note, 3 Mo. LIBOR + 1.42% (a)	1.69%	04/19/21	5,046,664
13,147,000	Bank of America Corp., Global Medium-Term Note (c)	2.82%	07/21/23	13,700,793
5,000,000	Bank of America Corp., Medium-Term Note	2.63%	10/19/20	5,024,905
18,560,000	Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR + 0.65% (a)	0.95%	06/25/22	18,610,048
3,385,000	Capital One N.A., 3 Mo. LIBOR + 0.82% (a)	1.27%	08/08/22	3,394,746
9,505,000	Capital One N.A.	2.15%	09/06/22	9,790,359
3,000,000	Citibank N.A., 3 Mo. LIBOR + 0.30% (a)	0.57%	10/20/20	3,001,198
10,760,000	Citibank N.A., 3 Mo. LIBOR + 0.35% (a)	0.78%	02/12/21	10,774,842
15,000,000	Citibank N.A., 3 Mo. LIBOR + 0.60% (a)	0.98%	05/20/22	15,042,734
1,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)	1.44%	08/02/21	1,008,795
2,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)	1.39%	12/08/21	2,019,260
9,959,000	Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)	1.20%	04/25/22	10,061,114
5,000,000	Citigroup, Inc., SOFR + 0.87% (a)	0.97%	11/04/22	5,007,153
9,440,000	Citigroup, Inc. (c)	2.31%	11/04/22	9,645,451
5,500,000	Citigroup, Inc. (c)	2.88%	07/24/23	5,739,589
3,000,000	Citigroup, Inc. (c)	1.68%	05/15/24	3,088,647
2,013,000	Citizens Bank N.A./Providence RI	2.25%	10/30/20	2,019,135
2,250,000	Citizens Bank N.A./Providence RI, Medium-Term Note	2.55%	05/13/21	2,284,627
5,000,000	Fifth Third Bancorp	2.60%	06/15/22	5,185,780
2,000,000	Fifth Third Bancorp	1.63%	05/05/23	2,057,012
4,775,000	Fifth Third Bank N.A.	2.20%	10/30/20	4,789,543
7,725,000	Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR + 0.44% (a)	0.68%	07/26/21	7,748,348
7,000,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.20% (a)	1.51%	09/15/20	7,002,631
6,000,000	Goldman Sachs Group, (The), Inc.	2.60%	12/27/20	6,053,496
10,308,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.17% (a)	1.56%	11/15/21	10,337,893
5,000,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.11% (a)	1.35%	04/26/22	5,025,115
5,000,000	Goldman Sachs Group, (The), Inc.	3.00%	04/26/22	5,091,720
11,500,000	Goldman Sachs Group, (The), Inc. (c)	2.88%	10/31/22	11,805,585
3,000,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.61% (a)	0.92%	06/18/22	3,010,051
15,970,000	JPMorgan Chase & Co. (c)	3.51%	06/18/22	16,384,255
10,365,000	JPMorgan Chase & Co.	2.97%	01/15/23	10,737,538
6,935,000	JPMorgan Chase & Co. (c)	2.78%	04/25/23	7,205,396
9,163,000	JPMorgan Chase & Co. (c)	1.51%	06/01/24	9,387,715
3,300,000	KeyBank N.A./Cleveland OH, 3 Mo. LIBOR + 0.81% (a)	1.17%	11/22/21	3,327,089
14,406,000	KeyCorp., Medium-Term Note	2.90%	09/15/20	14,447,546
296,000	KeyCorp., Medium-Term Note	5.10%	03/24/21	305,074
15,784,000	Morgan Stanley, 3 Mo. LIBOR + 1.18% (a)	1.45%	01/20/22	15,848,852
5,815,000	Morgan Stanley	2.75%	05/19/22	6,047,852

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$11,000,000	Morgan Stanley, Global Medium-Term Note, 3 Mo. LIBOR + 1.40% (a)	1.67%	04/21/21	$11,090,620
5,333,000	Morgan Stanley, Global Medium-Term Note	2.50%	04/21/21	5,420,759
25,000,000	Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (a)	0.80%	01/20/23	25,067,538
1,000,000	Morgan Stanley, Global Medium-Term Note	3.13%	01/23/23	1,063,251
4,900,000	National Securities Clearing Corp. (b)	1.20%	04/23/23	5,000,597
5,000,000	PNC Bank N.A., 3 Mo. LIBOR + 0.33% (a)	0.68%	02/24/23	5,007,114
7,000,000	Regions Bank/Birmingham AL, 3 Mo. LIBOR + 0.50% (a)	0.93%	08/13/21	6,999,972
3,990,000	State Street Corp. (b) (c)	2.83%	03/30/23	4,143,582
7,000,000	Truist Bank, 3 Mo. LIBOR + 0.50% (a)	0.74%	10/26/21	7,006,277
10,000,000	Truist Bank, 3 Mo. LIBOR + 0.59% (a)	0.98%	05/17/22	10,036,129
950,000	Truist Bank (c)	3.50%	08/02/22	977,305
3,000,000	Truist Bank, SOFR + 0.73% (a)	0.83%	03/09/23	3,008,932
2,852,000	Truist Financial Corp., Medium-Term Note, 3 Mo. LIBOR + 0.22% (a)	0.47%	02/01/21	2,853,908
12,137,000	Truist Financial Corp., Medium-Term Note	3.05%	06/20/22	12,718,262
2,000,000	US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.32% (a)	0.56%	04/26/21	2,003,784
6,952,000	Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (a)	1.38%	02/11/22	6,978,280
17,857,000	Wells Fargo & Co.	3.07%	01/24/23	18,490,649
5,000,000	Wells Fargo & Co., Medium-Term Note	3.00%	01/22/21	5,063,189
10,000,000	Wells Fargo & Co., Medium-Term Note	3.50%	03/08/22	10,466,852
10,000,000	Wells Fargo & Co., Medium-Term Note (c)	1.65%	06/02/24	10,197,370
10,646,000	Wells Fargo Bank N.A. (c)	2.08%	09/09/22	10,824,444
				452,770,072
	Beverages — 0.4%
17,254,000	Keurig Dr Pepper, Inc.	3.55%	05/25/21	17,689,774
523,000	Keurig Dr Pepper, Inc.	2.70%	11/15/22	544,669
				18,234,443
	Chemicals — 0.2%
10,527,000	DuPont de Nemours, Inc., 3 Mo. LIBOR + 0.71% (a)	1.10%	11/15/20	10,540,485

	Commercial Services — 0.2%
788,000	Equifax, Inc.	2.30%	06/01/21	798,020
4,064,000	ERAC USA Finance LLC (b)	5.25%	10/01/20	4,090,525
7,561,000	Global Payments, Inc.	3.80%	04/01/21	7,706,206
				12,594,751
	Computers — 1.2%
3,000,000	Apple, Inc.	1.55%	08/04/21	3,035,417
7,000,000	Apple, Inc.	0.75%	05/11/23	7,084,260
14,271,000	Hewlett Packard Enterprise Co.	3.60%	10/15/20	14,316,426
19,905,000	Hewlett Packard Enterprise Co., 3 Mo. LIBOR + 0.68% (a)	1.00%	03/12/21	19,938,094
3,000,000	Hewlett Packard Enterprise Co., 3 Mo. LIBOR + 0.72% (a)	1.02%	10/05/21	3,000,413
10,000,000	International Business Machines Corp., 3 Mo. LIBOR + 0.40% (a)	0.83%	05/13/21	10,033,338
3,000,000	International Business Machines Corp.	3.38%	08/01/23	3,248,708
				60,656,656
	Diversified Financial Services — 1.8%
4,100,000	AIG Global Funding, 3 Mo. LIBOR + 0.65% (a) (b)	0.91%	01/22/21	4,107,664
3,235,000	AIG Global Funding (b)	3.35%	06/25/21	3,322,778
4,000,000	AIG Global Funding (b)	0.80%	07/07/23	4,026,126
8,111,000	American Express Co., 3 Mo. LIBOR + 0.33% (a)	0.60%	10/30/20	8,114,670

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$6,000,000	American Express Co., 3 Mo. LIBOR + 0.53% (a)	0.91%	05/17/21	$6,021,159
11,000,000	American Express Co., 3 Mo. LIBOR + 0.60% (a)	0.85%	11/05/21	11,058,441
14,495,000	American Express Co., 3 Mo. LIBOR + 0.62% (a)	1.00%	05/20/22	14,535,440
3,000,000	American Express Co., 3 Mo. LIBOR + 0.75% (a)	1.00%	08/03/23	3,022,740
2,870,000	Capital One Financial Corp., 3 Mo. LIBOR + 0.45% (a)	0.72%	10/30/20	2,871,266
4,706,000	Capital One Financial Corp.	2.40%	10/30/20	4,721,434
8,226,000	Capital One Financial Corp.	3.45%	04/30/21	8,398,499
7,667,000	Capital One Financial Corp.	2.60%	05/11/23	8,049,682
10,505,000	Charles Schwab (The) Corp., 3 Mo. LIBOR + 0.32% (a)	0.69%	05/21/21	10,525,848
				88,775,747
	Electric — 2.3%
10,410,000	Alabama Power Co., Series 17A	2.45%	03/30/22	10,749,464
4,567,000	American Electric Power Co., Inc., Series I	3.65%	12/01/21	4,751,623
2,080,000	Appalachian Power Co.	4.60%	03/30/21	2,114,445
11,000,000	Consolidated Edison Co. of New York Inc., Series C, 3 Mo. LIBOR + 0.40% (a)	0.70%	06/25/21	11,034,014
11,351,000	Consolidated Edison, Inc.	2.00%	05/15/21	11,483,042
8,510,000	Dominion Energy, Inc., Series B	2.75%	01/15/22	8,744,285
2,342,000	Dominion Energy, Inc., Series C	2.00%	08/15/21	2,374,588
10,300,000	DTE Energy Co., Series B	2.60%	06/15/22	10,664,219
5,000,000	Duke Energy Corp., 3 Mo. LIBOR + 0.50% (a) (b)	0.92%	05/14/21	5,011,494
3,170,000	Duke Energy Corp.	3.55%	09/15/21	3,256,919
5,900,000	Duke Energy Corp., 3 Mo. LIBOR + 0.65% (a)	0.96%	03/11/22	5,917,496
100,000	Duke Energy Florida LLC	3.10%	08/15/21	102,160
3,000,000	Duke Energy Florida LLC, Series A, 3 Mo. LIBOR + 0.25% (a)	0.61%	11/26/21	3,001,775
3,209,000	Exelon Corp.	5.15%	12/01/20	3,220,557
5,000,000	Florida Power & Light Co., 3 Mo. LIBOR + 0.38% (a)	0.64%	07/28/23	5,003,286
4,000,000	Georgia Power Co.	2.40%	04/01/21	4,047,973
7,425,000	NextEra Energy Capital Holdings, Inc.	2.40%	09/01/21	7,592,727
4,520,000	NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.72% (a)	1.08%	02/25/22	4,558,996
1,100,000	Public Service Enterprise Group, Inc.	2.00%	11/15/21	1,117,839
3,860,000	Public Service Enterprise Group, Inc.	2.65%	11/15/22	4,037,173
5,525,000	Southern (The) Co.	2.35%	07/01/21	5,614,270
				114,398,345
	Electronics — 0.8%
7,192,000	FLIR Systems, Inc.	3.13%	06/15/21	7,326,948
19,563,000	Fortive Corp.	2.35%	06/15/21	19,873,686
2,000,000	Honeywell International, Inc., 3 Mo. LIBOR + 0.37% (a)	0.82%	08/08/22	2,003,570
7,085,000	Roper Technologies, Inc.	3.00%	12/15/20	7,140,881
4,000,000	Roper Technologies, Inc.	2.80%	12/15/21	4,121,818
				40,466,903
	Environmental Control — 0.4%
3,575,000	Republic Services, Inc.	5.25%	11/15/21	3,792,984
14,855,000	Waste Management, Inc.	4.60%	03/01/21	15,059,649
				18,852,633
	Food — 0.4%
13,477,000	General Mills, Inc., 3 Mo. LIBOR + 0.54% (a)	0.81%	04/16/21	13,516,925
1,759,000	General Mills, Inc.	3.15%	12/15/21	1,812,431
5,348,000	Kroger (The) Co.	2.60%	02/01/21	5,396,889
				20,726,245

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Gas — 0.6%
$13,057,000	Dominion Energy Gas Holdings LLC	2.80%	11/15/20	$13,119,705
18,010,000	Dominion Energy Gas Holdings LLC, Series A, 3 Mo. LIBOR + 0.60% (a)	0.91%	06/15/21	18,089,140
1,140,000	NiSource, Inc.	2.65%	11/17/22	1,192,771
				32,401,616
	Health Care Services — 1.2%
17,383,000	Anthem, Inc.	2.50%	11/21/20	17,489,713
5,900,000	Anthem, Inc.	3.70%	08/15/21	6,052,733
5,000,000	Anthem, Inc.	3.13%	05/15/22	5,234,907
9,300,000	Humana, Inc.	2.50%	12/15/20	9,375,961
1,000,000	UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.07% (a)	0.35%	10/15/20	1,000,160
15,000,000	UnitedHealth Group, Inc.	1.95%	10/15/20	15,051,392
1,001,000	UnitedHealth Group, Inc.	2.13%	03/15/21	1,012,500
6,156,000	UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.26% (a)	0.57%	06/15/21	6,165,038
				61,382,404
	Insurance — 4.6%
1,000,000	Allstate (The) Corp., 3 Mo. LIBOR + 0.43% (a)	0.74%	03/29/21	1,002,426
16,056,000	Allstate (The) Corp., 3 Mo. LIBOR + 0.63% (a)	0.94%	03/29/23	16,180,379
4,328,000	American International Group, Inc.	3.38%	08/15/20	4,332,129
8,742,000	American International Group, Inc.	3.30%	03/01/21	8,874,373
13,125,000	Athene Global Funding, 3 Mo. LIBOR + 1.23% (a) (b)	1.53%	07/01/22	13,179,182
5,108,000	Athene Global Funding (b)	3.00%	07/01/22	5,275,657
3,750,000	Jackson National Life Global Funding, 3 Mo. LIBOR + 0.30% (a) (b)	0.58%	10/15/20	3,751,251
11,510,000	Jackson National Life Global Funding, 3 Mo. LIBOR + 0.48% (a) (b)	0.79%	06/11/21	11,547,670
25,600,000	Jackson National Life Global Funding, SOFR + 0.60% (a) (b)	0.70%	01/06/23	25,398,726
4,200,000	MassMutual Global Funding II (b)	2.45%	11/23/20	4,228,807
10,000,000	MassMutual Global Funding II (b)	0.85%	06/09/23	10,119,553
25,000,000	MET Tower Global Funding, SOFR + 0.55% (a) (b)	0.65%	01/17/23	24,916,823
5,000,000	Metropolitan Life Global Funding I, SOFR + 0.57% (a) (b)	0.67%	09/07/20	5,002,044
10,000,000	Metropolitan Life Global Funding I, 3 Mo. LIBOR + 0.23% (a) (b)	0.51%	01/08/21	10,008,412
2,000,000	Metropolitan Life Global Funding I, SOFR + 0.57% (a) (b)	0.67%	01/13/23	1,996,885
5,000,000	Metropolitan Life Global Funding I (b)	0.90%	06/08/23	5,062,122
2,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	0.53%	01/28/21	2,002,433
20,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	0.55%	01/21/22	20,059,195
10,550,000	New York Life Global Funding, 3 Mo. LIBOR + 0.44% (a) (b)	0.71%	07/12/22	10,615,056
25,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	0.55%	01/10/23	24,979,109
1,750,000	Principal Life Global Funding II (b)	2.63%	11/19/20	1,761,682
14,300,000	Protective Life Global Funding, 3 Mo. LIBOR + 0.52% (a) (b)	0.83%	06/28/21	14,350,890
6,959,000	Unum Group	5.63%	09/15/20	6,997,834
				231,642,638
	Internet — 0.1%
6,633,000	TD Ameritrade Holding Corp., 3 Mo. LIBOR + 0.43% (a)	0.68%	11/01/21	6,647,439

	Lodging — 0.3%
1,850,000	Marriott International, Inc., 3 Mo. LIBOR + 0.65% (a)	0.97%	03/08/21	1,837,193
13,405,000	Marriott International, Inc., Series Y, 3 Mo. LIBOR + 0.60% (a)	0.95%	12/01/20	13,320,635
				15,157,828

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Machinery-Construction & Mining — 0.8%
$3,222,000	Caterpillar Financial Services Corp., Global Medium-Term Note	1.85%	09/04/20	$3,226,374
2,000,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.25% (a)	0.61%	08/26/20	2,000,482
3,750,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.30% (a)	0.62%	03/08/21	3,755,237
6,000,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.23% (a)	0.54%	03/15/21	6,007,509
9,879,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.28% (a)	0.60%	09/07/21	9,894,720
3,000,000	Caterpillar Financial Services Corp., Medium-Term Note	0.95%	05/13/22	3,035,557
15,000,000	Caterpillar Financial Services Corp., Medium-Term Note, Series I, 3 Mo. LIBOR + 0.39% (a)	0.78%	05/17/21	15,040,601
				42,960,480
	Machinery-Diversified — 0.5%
15,000,000	John Deere Capital Corp., Medium-Term Note, 3 Mo. LIBOR + 0.49% (a)	0.80%	06/13/22	15,084,846
10,000,000	Otis Worldwide Corp., 3 Mo. LIBOR + 0.45% (a) (b)	0.75%	04/05/23	9,970,744
				25,055,590
	Media — 1.2%
15,480,000	Comcast Corp., 3 Mo. LIBOR + 0.33% (a)	0.63%	10/01/20	15,489,266
22,810,000	NBCUniversal Enterprise, Inc., 3 Mo. LIBOR + 0.40% (a) (b)	0.70%	04/01/21	22,863,000
1,800,000	Time Warner Cable LLC	4.13%	02/15/21	1,817,531
4,235,000	TWDC Enterprises 18 Corp.	2.30%	02/12/21	4,281,355
5,000,000	Walt Disney (The) Co., 3 Mo. LIBOR + 0.25% (a)	0.60%	09/01/21	4,996,930
13,450,000	Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (a)	0.74%	09/01/22	13,440,565
				62,888,647
	Mining — 0.2%
9,297,000	Newmont Corp.	3.63%	06/09/21	9,493,495

	Miscellaneous Manufacturing — 0.4%
1,950,000	General Electric Co.	2.70%	10/09/22	2,030,836
2,070,000	General Electric Co., Global Medium-Term Note	3.15%	09/07/22	2,162,790
15,804,000	General Electric Co., Medium-Term Note	4.38%	09/16/20	15,878,265
				20,071,891
	Oil & Gas — 1.5%
9,169,000	BP Capital Markets America, Inc., 3 Mo. LIBOR + 0.65% (a)	0.97%	09/19/22	9,207,876
3,500,000	Chevron Corp., 3 Mo. LIBOR + 0.95% (a)	1.34%	05/16/21	3,525,236
2,235,000	Chevron Corp., 3 Mo. LIBOR + 0.48% (a)	0.82%	03/03/22	2,246,242
12,796,000	Chevron Corp.	2.41%	03/03/22	13,182,660
2,857,000	Chevron Corp.	1.14%	05/11/23	2,921,733
16,153,000	ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a)	1.29%	05/15/22	16,279,447
2,540,000	EOG Resources, Inc.	4.10%	02/01/21	2,585,171
10,000,000	Exxon Mobil Corp., 3 Mo. LIBOR + 0.33% (a)	0.72%	08/16/22	10,031,816
4,507,000	Marathon Petroleum Corp.	3.40%	12/15/20	4,544,165
7,419,000	Phillips 66, 3 Mo. LIBOR + 0.60% (a)	0.96%	02/26/21	7,419,330
3,289,000	Pioneer Natural Resources Co.	3.45%	01/15/21	3,319,723
				75,263,399
	Pharmaceuticals — 4.1%
2,460,000	AbbVie, Inc.	2.30%	05/14/21	2,492,979
5,000,000	AbbVie, Inc., 3 Mo. LIBOR + 0.35% (a) (b)	0.72%	05/21/21	5,009,455

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$5,000,000	AbbVie, Inc., 3 Mo. LIBOR + 0.46% (a) (b)	0.84%	11/19/21	$5,010,421
16,465,000	AbbVie, Inc. (b)	2.15%	11/19/21	16,814,365
12,000,000	AbbVie, Inc., 3 Mo. LIBOR + 0.65% (a) (b)	1.02%	11/21/22	12,049,123
5,000,000	Bayer US Finance II LLC, 3 Mo. LIBOR + 0.63% (a) (b)	0.93%	06/25/21	5,012,946
21,157,000	Bayer US Finance II LLC (b)	3.50%	06/25/21	21,669,228
15,060,000	Bristol-Myers Squibb Co.	2.88%	08/15/20	15,071,521
17,761,000	Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.20% (a)	0.59%	11/16/20	17,768,946
6,255,000	Bristol-Myers Squibb Co.	2.55%	05/14/21	6,363,755
6,000,000	Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a)	0.77%	05/16/22	6,022,873
6,447,000	Cigna Corp.	3.20%	09/17/20	6,469,076
5,600,000	Cigna Corp.	3.40%	09/17/21	5,785,973
1,000,000	Cigna Corp.	3.90%	02/15/22	1,052,753
11,000,000	Cigna Corp., Series WI, 3 Mo. LIBOR + 0.65% (a)	0.95%	09/17/21	11,001,235
6,000,000	CVS Health Corp., 3 Mo. LIBOR + 0.72% (a)	1.03%	03/09/21	6,023,594
11,511,000	CVS Health Corp.	3.35%	03/09/21	11,719,169
6,631,000	CVS Health Corp.	2.13%	06/01/21	6,716,860
4,148,000	CVS Health Corp.	3.50%	07/20/22	4,373,360
2,500,000	Express Scripts Holding Co., 3 Mo. LIBOR + 0.75% (a)	1.11%	11/30/20	2,500,333
1,573,000	Express Scripts Holding Co.	2.60%	11/30/20	1,584,062
19,961,000	Upjohn, Inc. (b)	1.13%	06/22/22	20,134,304
14,007,000	Zoetis, Inc.	3.45%	11/13/20	14,091,711
4,439,000	Zoetis, Inc.	3.25%	08/20/21	4,571,940
				209,309,982
	Pipelines — 1.3%
275,000	Enbridge Energy Partners, L.P.	4.20%	09/15/21	283,548
17,363,000	Enterprise Products Operating LLC	5.20%	09/01/20	17,425,979
12,098,000	Enterprise Products Operating LLC	2.80%	02/15/21	12,246,559
6,442,000	Enterprise Products Operating LLC	3.50%	02/01/22	6,720,215
6,367,000	Kinder Morgan Energy Partners, L.P.	5.30%	09/15/20	6,401,888
6,179,000	Kinder Morgan, Inc.	6.50%	09/15/20	6,219,747
5,000,000	MPLX, L.P., 3 Mo. LIBOR + 0.90% (a)	1.21%	09/09/21	4,977,053
4,876,000	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.40%	06/15/21	4,991,159
4,125,000	Williams Cos. (The), Inc.	4.13%	11/15/20	4,128,895
				63,395,043
	Real Estate Investment Trusts — 0.1%
5,483,000	Boston Properties, L.P.	4.13%	05/15/21	5,585,051

	Retail — 0.8%
3,000,000	Home Depot (The), Inc.	4.40%	04/01/21	3,050,878
7,916,000	Lowe’s Cos., Inc.	3.75%	04/15/21	8,034,425
10,000,000	McDonald’s Corp., Medium-Term Note, 3 Mo. LIBOR + 0.43% (a)	0.68%	10/28/21	10,025,271
14,819,000	O’Reilly Automotive, Inc.	4.88%	01/14/21	14,941,310
856,000	Starbucks Corp.	2.10%	02/04/21	862,177
5,000,000	Starbucks Corp.	1.30%	05/07/22	5,076,473
				41,990,534
	Semiconductors — 0.4%
10,000,000	Intel Corp., 3 Mo. LIBOR + 0.35% (a)	0.80%	05/11/22	10,042,208
8,572,000	Maxim Integrated Products, Inc.	3.38%	03/15/23	9,092,660
				19,134,868

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Software — 1.1%
$8,387,000	Fiserv, Inc.	4.75%	06/15/21	$8,700,789
10,000,000	Fiserv, Inc.	3.80%	10/01/23	10,993,834
14,895,000	Infor, Inc. (b)	1.45%	07/15/23	15,066,758
5,500,000	Oracle Corp.	2.80%	07/08/21	5,629,295
8,474,000	Oracle Corp.	1.90%	09/15/21	8,617,755
6,000,000	Oracle Corp.	2.50%	10/15/22	6,275,380
				55,283,811
	Telecommunications — 1.5%
7,940,000	AT&T, Inc., 3 Mo. LIBOR + 0.75% (a)	1.10%	06/01/21	7,974,424
21,600,000	AT&T, Inc., 3 Mo. LIBOR + 0.95% (a)	1.23%	07/15/21	21,778,812
12,118,000	AT&T, Inc.	3.00%	06/30/22	12,657,825
9,049,000	Cisco Systems, Inc.	2.90%	03/04/21	9,187,900
25,385,000	Verizon Communications, Inc., 3 Mo. LIBOR + 1.00% (a)	1.32%	03/16/22	25,758,465
				77,357,426
	Transportation — 0.8%
7,448,000	Ryder System, Inc., Medium-Term Note	2.88%	09/01/20	7,448,000
6,435,000	Ryder System, Inc., Medium-Term Note	3.50%	06/01/21	6,593,251
7,004,000	Union Pacific Corp.	4.00%	02/01/21	7,065,493
18,802,000	Union Pacific Corp.	3.20%	06/08/21	19,250,709
				40,357,453
	Trucking & Leasing — 0.4%
7,365,000	Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b)	1.30%	06/01/21	7,130,820
3,802,000	GATX Corp.	4.85%	06/01/21	3,931,329
8,300,000	GATX Corp., 3 Mo. LIBOR + 0.72% (a)	0.97%	11/05/21	8,254,472
325,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)	3.65%	07/29/21	333,753
				19,650,374
	Total Corporate Bonds and Notes			2,259,782,174
	(Cost $2,250,284,227)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 19.4%
	Agriculture — 0.6%
10,000,000	BAT Capital Corp.	0.69%	09/09/20	9,992,630
8,000,000	BAT Capital Corp.	0.51%	09/22/20	7,994,221
13,000,000	Bunge Asset Funding Corp.	0.56%	08/13/20	12,997,615
				30,984,466
	Auto Manufacturers — 3.1%
12,935,000	American Honda Finance Corp.	1.84%	08/21/20	12,922,021
10,000,000	American Honda Finance Corp.	0.69%	09/22/20	9,990,171
15,000,000	Daimler Finance North America LLC	1.12%	08/05/20	14,998,163
10,000,000	Daimler Finance North America LLC	1.38%	09/08/20	9,985,719
7,900,000	General Motors Financial Co., Inc.	0.61%	08/03/20	7,899,737
10,000,000	General Motors Financial Co., Inc.	0.92%	08/05/20	9,999,000
10,000,000	General Motors Financial Co., Inc.	1.02%	08/12/20	9,996,943
15,000,000	Harley-Davidson Financial Services, Inc.	0.46%	08/06/20	14,999,062
15,000,000	Harley-Davidson Financial Services, Inc.	0.20%	08/11/20	14,999,167

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Auto Manufacturers (Continued)
$10,000,000	Hyundai Capital America	0.87%	08/03/20	$9,999,527
10,000,000	Hyundai Capital America	0.87%	08/04/20	9,999,291
10,000,000	Hyundai Capital America	0.66%	08/14/20	9,997,652
10,000,000	Hyundai Capital America	0.66%	08/17/20	9,997,110
10,000,000	Hyundai Capital America	0.66%	08/20/20	9,996,568
				155,780,131
	Banks — 0.2%
10,000,000	Canadian Imperial Bank of Commerce, Federal Funds Rate + 0.35% (a)	0.44%	08/27/20	10,000,000

	Beverages — 0.2%
10,000,000	Keurig Dr Pepper, Inc.	0.36%	08/24/20	9,997,763

	Chemicals — 3.0%
13,000,000	BASF SE	0.27% - 1.53%	08/10/20	12,997,579
10,000,000	Dow Chemical (The) Co.	0.21%	08/25/20	9,998,600
20,000,000	Dow Chemical (The) Co.	0.23%	08/27/20	19,996,678
10,000,000	DuPont de Nemours, Inc.	0.39%	08/10/20	9,999,050
15,000,000	DuPont de Nemours, Inc.	0.38%	08/19/20	14,997,224
5,750,000	DuPont de Nemours, Inc.	0.26%	08/24/20	5,749,045
6,000,000	DuPont de Nemours, Inc.	0.31%	08/25/20	5,998,800
10,000,000	DuPont de Nemours, Inc.	0.28%	09/18/20	9,996,266
10,000,000	Eastman Chemical Co.	0.38%	08/03/20	9,999,794
10,000,000	FMC Corp.	0.71%	08/12/20	9,997,860
15,000,000	FMC Corp.	0.71%	08/18/20	14,995,040
7,000,000	FMC Corp.	0.61%	09/01/20	6,996,383
20,000,000	Nutrien Ltd.	0.46%	08/07/20	19,998,499
				151,720,818
	Diversified Financial Services — 1.1%
10,000,000	CNPC Finance HK Ltd.	0.56%	08/03/20	9,999,694
10,000,000	CNPC Finance HK Ltd.	0.47%	08/12/20	9,998,594
8,000,000	CNPC Finance HK Ltd.	0.54%	08/21/20	7,997,644
10,000,000	CNPC Finance HK Ltd.	0.73%	08/24/20	9,995,397
9,000,000	CNPC Finance HK Ltd.	0.54%	08/28/20	8,996,422
10,000,000	CNPC Finance HK Ltd.	0.53%	09/01/20	9,995,522
				56,983,273
	Electric — 2.8%
23,000,000	American Electric Power Co., Inc.	0.32%	08/05/20	22,999,207
15,000,000	American Electric Power Co., Inc.	0.35%	08/18/20	14,997,591
15,000,000	Consolidated Edison Co. of New York, Inc.	0.15%	08/21/20	14,998,750
20,000,000	DTE Energy Co.	0.13%	08/06/20	19,999,639
6,300,000	Duke Energy Corp.	0.15%	08/13/20	6,299,685
9,000,000	Duke Energy Corp.	0.21%	08/26/20	8,998,687
10,000,000	Enel Finance America LLC	0.61%	08/04/20	9,999,500
5,000,000	Enel Finance America LLC	0.46%	08/20/20	4,998,812
3,115,000	Enel Finance America LLC	0.46%	08/25/20	3,114,065
10,000,000	Entergy Corp.	0.92%	08/13/20	9,996,994
15,000,000	Entergy Corp.	0.56%	09/08/20	14,991,284
10,000,000	Entergy Corp.	0.66%	09/11/20	9,992,590
				141,386,804

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Electronics — 0.2%
$9,000,000	Jabil, Inc.	0.83%	08/04/20	$8,999,385

	Gas — 0.3%
15,000,000	NiSource, Inc.	0.31%	09/16/20	14,994,249

	Health Care Services — 0.5%
17,000,000	Humana, Inc.	0.36%	09/17/20	16,992,231
10,000,000	Humana, Inc.	0.41%	09/21/20	9,994,333
				26,986,564
	Media — 0.1%
7,000,000	Walt Disney (The) Co.	1.04%	08/21/20	6,996,024

	Mining — 1.2%
10,000,000	Glencore Funding LLC	0.51%	08/13/20	9,998,333
20,000,000	Glencore Funding LLC	0.51% - 0.56%	08/25/20	19,992,998
15,000,000	Glencore Funding LLC	0.56%	08/26/20	14,994,269
15,000,000	Glencore Funding LLC	0.56%	08/27/20	14,994,039
				59,979,639
	Miscellaneous Manufacturing — 0.1%
8,000,000	Parker-Hannifin Corp.	0.38%	08/18/20	7,998,602

	Oil & Gas — 3.4%
10,000,000	Canadian Natural Resources Ltd.	0.36%	08/19/20	9,998,250
20,000,000	Canadian Natural Resources Ltd.	0.38%	08/25/20	19,995,066
10,000,000	Eni Finance USA, Inc.	0.85%	08/18/20	9,996,077
10,000,000	Eni Finance USA, Inc.	0.99%	08/20/20	9,994,874
4,900,000	Eni Finance USA, Inc.	0.71%	10/14/20	4,892,947
10,000,000	Eni Finance USA, Inc.	0.59%	10/22/20	9,986,787
15,000,000	Exxon Mobil Corp.	0.40%	02/16/21	14,967,642
20,000,000	Motiva Enterprises LLC	0.56%	08/20/20	19,994,193
5,629,000	Motiva Enterprises LLC	0.66%	09/02/20	5,625,747
13,000,000	Noble Energy, Inc.	0.60%	08/06/20	12,998,917
15,000,000	Shell International Finance B.V.	2.12%	02/03/21	14,840,307
20,000,000	Sinopec Century Bright Capital Investment Ltd.	0.46%	08/04/20	19,999,250
10,000,000	Suncor Energy, Inc.	0.47%	08/17/20	9,997,955
9,500,000	Suncor Energy, Inc.	0.56%	09/21/20	9,492,593
				172,780,605
	Oil & Gas Services — 0.6%
20,000,000	Schlumberger Holdings Corp.	1.99%	08/11/20	19,989,119
10,000,000	Schlumberger Holdings Corp.	0.24%	08/31/20	9,998,000
				29,987,119
	Pharmaceuticals — 0.6%
5,000,000	AstraZeneca PLC	2.02%	10/28/20	4,975,556
10,000,000	Bayer Corp.	2.42%	08/03/20	9,998,667
15,000,000	Bayer Corp.	0.39% - 2.46%	08/17/20	14,992,943
				29,967,166
	Pipelines — 0.9%
14,000,000	Enbridge U.S., Inc.	0.60%	08/03/20	13,999,533
2,000,000	Enbridge U.S., Inc.	0.20%	08/07/20	1,999,933
20,000,000	ETP Legacy, L.P.	0.68%	08/03/20	19,999,245

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Pipelines (Continued)
$8,000,000	TransCanada PipeLine USA Ltd.	0.31%	08/19/20	$7,998,800
				43,997,511
	Real Estate Investment Trusts — 0.2%
10,000,000	Alexandria Real Estate Equities, Inc.	0.20%	08/05/20	9,999,778

	Software — 0.3%
15,000,000	Fidelity National Information Services, Inc.	0.17%	08/07/20	14,999,575
	Total Commercial Paper			984,539,472
	(Cost $984,539,472)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES — 18.4%
	Aerospace/Defense — 0.0%
2,202,000	BAE Systems PLC (b)	4.75%	10/11/21	2,303,432

	Auto Manufacturers — 0.4%
5,500,000	BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)	1.22%	08/12/22	5,495,775
12,500,000	Volkswagen International Finance N.V. (b)	4.00%	08/12/20	12,509,804
				18,005,579
	Banks — 14.4%
16,095,000	ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.41% (a) (b)	0.68%	01/19/21	16,136,714
7,158,000	ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.57% (a) (b)	0.94%	08/27/21	7,197,290
2,000,000	ANZ New Zealand Int’l Ltd./London (b)	2.85%	08/06/20	2,000,290
5,000,000	ANZ New Zealand Int’l Ltd./London (b)	2.75%	01/22/21	5,059,443
2,500,000	ANZ New Zealand Int’l Ltd./London, 3 Mo. LIBOR + 1.00% (a) (b)	1.24%	01/25/22	2,528,954
3,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.50% (a) (b)	0.88%	08/19/20	3,000,748
12,090,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.46% (a) (b)	0.85%	05/17/21	12,132,278
3,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.99% (a) (b)	1.34%	06/01/21	3,021,254
4,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.49% (a) (b)	0.86%	11/21/22	4,019,772
6,130,000	Australia & New Zealand Banking Group Ltd., Medium-Term Note	2.05%	11/21/22	6,360,620
2,000,000	Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR + 0.79% (a)	1.16%	08/27/21	2,016,139
13,026,000	Bank of Montreal, Medium-Term Note, Series D, 3 Mo. LIBOR + 0.46% (a)	0.73%	04/13/21	13,064,779
17,867,000	Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.44% (a)	0.71%	04/20/21	17,917,648
3,000,000	Bank of Nova Scotia (The)	1.63%	05/01/23	3,093,767
1,770,000	Barclays Bank PLC, 3 Mo. LIBOR + 0.46% (a)	0.73%	01/11/21	1,772,755
5,860,000	Barclays Bank PLC	2.65%	01/11/21	5,908,925
3,181,000	Barclays Bank PLC	1.70%	05/12/22	3,244,780
6,775,000	BNP Paribas S.A.	5.00%	01/15/21	6,916,679
15,000,000	BNP Paribas S.A., 3 Mo. LIBOR + 0.39% (a) (b)	0.86%	08/07/21	15,036,567
25,000,000	BPCE S.A., Medium-Term Note, 3 Mo. LIBOR + 0.88% (a)	1.24%	05/31/22	25,136,617
17,625,000	Canadian Imperial Bank of Commerce, SOFR + 0.80% (a)	0.90%	03/17/23	17,673,421
7,000,000	Commonwealth Bank of Australia, 3 Mo. LIBOR + 0.70% (a) (b)	1.01%	03/10/22	7,061,444
500,000	Commonwealth Bank of Australia (b)	2.50%	09/18/22	522,675
5,200,000	Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.43% (a)	0.67%	04/26/21	5,214,042

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$2,100,000	Cooperatieve Rabobank UA/NY	3.13%	04/26/21	$2,144,174
9,816,000	Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.83% (a)	1.10%	01/10/22	9,911,882
20,000,000	Credit Agricole Corporate & Investment Bank S.A., Medium-Term Note, 3 Mo. LIBOR + 0.40% (a) (b)	0.65%	05/03/21	20,047,926
10,715,000	Credit Agricole Corporate & Investment Bank S.A., Medium-Term Note, 3 Mo. LIBOR + 0.63% (a)	0.92%	10/03/21	10,723,147
2,500,000	Credit Suisse AG/New York NY	2.10%	11/12/21	2,556,134
7,707,000	Credit Suisse AG/New York NY	1.00%	05/05/23	7,799,582
17,000,000	Credit Suisse Group Funding Guernsey Ltd.	3.13%	12/10/20	17,164,785
5,500,000	Credit Suisse Group Funding Guernsey Ltd., 3 Mo. LIBOR + 2.29% (a)	2.56%	04/16/21	5,576,364
1,125,000	Credit Suisse Group Funding Guernsey Ltd.	3.45%	04/16/21	1,149,027
445,000	Danske Bank A/S (b)	2.75%	09/17/20	446,242
500,000	Danske Bank A/S (b) (c)	3.00%	09/20/22	510,119
6,000,000	Danske Bank A/S (b)	1.23%	06/22/24	6,069,122
11,915,000	Danske Bank A/S, Medium-Term Note (b)	2.80%	03/10/21	12,084,358
3,040,000	DNB Bank ASA (b)	2.13%	10/02/20	3,049,450
6,000,000	DNB Bank ASA, 3 Mo. LIBOR + 0.62% (a) (b)	0.96%	12/02/22	6,020,857
460,000	DNB Bank ASA (b)	2.15%	12/02/22	477,929
2,000,000	HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (a)	2.56%	03/08/21	2,024,160
17,000,000	HSBC Holdings PLC	3.40%	03/08/21	17,296,894
3,000,000	HSBC Holdings PLC	5.10%	04/05/21	3,092,987
6,000,000	HSBC Holdings PLC, 3 Mo. LIBOR + 0.65% (a)	0.97%	09/11/21	6,003,417
2,980,000	ING Groep N.V., 3 Mo. LIBOR + 1.15% (a)	1.46%	03/29/22	3,012,725
9,135,000	ING Groep N.V.	3.15%	03/29/22	9,512,478
6,000,000	ING Groep N.V., 3 Mo. LIBOR + 1.00% (a)	1.30%	10/02/23	6,064,956
3,410,000	Lloyds Banking Group PLC, 3 Mo. LIBOR + 0.80% (a)	1.11%	06/21/21	3,430,351
14,217,000	Lloyds Banking Group PLC	3.10%	07/06/21	14,574,836
10,000,000	Lloyds Banking Group PLC (c)	2.86%	03/17/23	10,338,097
4,250,000	Lloyds Banking Group PLC (c)	1.33%	06/15/23	4,291,012
8,712,000	Macquarie Bank Ltd. (b)	6.63%	04/07/21	9,051,392
19,221,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.65% (a)	0.89%	07/26/21	19,305,900
1,500,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.92% (a)	1.28%	02/22/22	1,512,776
13,685,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.79% (a)	1.03%	07/25/22	13,785,793
10,991,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.74% (a)	1.08%	03/02/23	11,014,056
6,000,000	Mitsubishi UFJ Financial Group, Inc.	3.76%	07/26/23	6,528,812
500,000	Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.48% (a) (b)	1.75%	04/12/21	504,509
5,000,000	Mizuho Financial Group, Inc. (b)	2.63%	04/12/21	5,079,035
9,200,000	Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)	1.45%	09/13/21	9,290,164
1,000,000	National Australia Bank Ltd.	3.38%	09/20/21	1,034,128
5,000,000	National Australia Bank Ltd., 3 Mo. LIBOR + 0.41% (a) (b)	0.72%	12/13/22	5,019,543
10,125,000	National Bank of Canada	2.20%	11/02/20	10,159,143
10,000,000	National Bank of Canada (c)	0.90%	08/15/23	10,063,138
2,175,000	NatWest Markets PLC, 3 Mo. LIBOR + 1.40% (a) (b)	1.71%	09/29/22	2,185,646
5,000,000	Nordea Bank Abp (b)	2.50%	09/17/20	5,013,591
1,000,000	Nordea Bank Abp (b)	1.00%	06/09/23	1,017,605
13,980,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.39% (a)	0.66%	04/30/21	14,016,099
9,000,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	0.74%	04/29/22	9,041,639
1,875,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.36% (a)	0.63%	01/17/23	1,880,094

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,042,000	Royal Bank of Canada, Medium-Term Note, 3 Mo. LIBOR + 0.40% (a)	0.64%	01/25/21	$1,043,736
8,862,000	Santander UK Group Holdings PLC	2.88%	10/16/20	8,906,741
7,087,000	Santander UK Group Holdings PLC	3.13%	01/08/21	7,170,325
3,900,000	Santander UK PLC	2.13%	11/03/20	3,918,546
3,850,000	Santander UK PLC	3.40%	06/01/21	3,946,565
4,800,000	Skandinaviska Enskilda Banken AB (b)	2.63%	11/17/20	4,832,244
1,000,000	Skandinaviska Enskilda Banken AB	2.63%	03/15/21	1,013,885
9,000,000	Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR + 0.43% (a) (b)	0.82%	05/17/21	9,025,473
4,000,000	Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR + 0.65% (a) (b)	0.96%	12/12/22	4,032,146
410,000	Societe Generale S.A. (b)	2.63%	09/16/20	411,132
1,000,000	Societe Generale S.A., 3 Mo. LIBOR + 1.33% (a) (b)	1.61%	04/08/21	1,007,956
8,604,000	Standard Chartered PLC, 3 Mo. LIBOR + 1.20% (a) (b)	1.51%	09/10/22	8,631,490
9,975,000	Standard Chartered PLC, 3 Mo. LIBOR + 1.15% (a) (b)	1.42%	01/20/23	10,001,583
2,932,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.68% (a)	1.99%	03/09/21	2,958,519
2,500,000	Sumitomo Mitsui Financial Group, Inc.	2.93%	03/09/21	2,538,796
7,328,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.11% (a)	1.38%	07/14/21	7,389,957
4,674,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)	1.41%	10/19/21	4,730,142
11,758,000	Sumitomo Mitsui Financial Group, Inc.	2.44%	10/19/21	12,048,285
4,139,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 0.97% (a)	1.24%	01/11/22	4,171,600
5,000,000	Svenska Handelsbanken AB (b)	0.63%	06/30/23	5,015,500
4,500,000	Svenska Handelsbanken AB, Medium-Term Note	2.45%	03/30/21	4,564,362
3,500,000	Svenska Handelsbanken AB, Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	0.83%	05/24/21	3,511,559
4,804,000	Toronto-Dominion Bank (The), Global Medium-Term Note, 3 Mo. LIBOR + 0.26% (a)	0.56%	09/17/20	4,806,002
25,000,000	Toronto-Dominion Bank (The), Medium-Term Note, 3 Mo. LIBOR + 0.30% (a)	0.57%	07/30/21	25,045,545
10,000,000	Toronto-Dominion Bank (The), Medium-Term Note	0.75%	06/12/23	10,101,030
6,800,000	UBS AG/London, 3 Mo. LIBOR + 0.48% (a) (b)	0.83%	12/01/20	6,808,086
11,482,000	UBS AG/London (b)	1.75%	04/21/22	11,725,669
15,681,000	UBS Group AG, 3 Mo. LIBOR + 1.53% (a) (b)	1.78%	02/01/22	15,965,506
5,800,000	UBS Group AG (b) (c)	1.01%	07/30/24	5,833,544
6,000,000	UBS Group Funding Switzerland AG, 3 Mo. LIBOR + 1.78% (a) (b)	2.05%	04/14/21	6,069,136
8,261,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.34% (a)	0.58%	01/25/21	8,272,578
8,275,000	Westpac Banking Corp.	2.65%	01/25/21	8,368,505
5,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)	1.02%	06/28/22	5,047,003
7,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.39% (a)	0.66%	01/13/23	7,014,551
				732,841,372
	Beverages — 0.1%
3,400,000	Heineken N.V. (b)	2.75%	04/01/23	3,583,252
3,561,000	Pernod Ricard S.A. (b)	5.75%	04/07/21	3,689,732
				7,272,984
	Chemicals — 0.2%
8,575,000	Nutrien Ltd.	1.90%	05/13/23	8,857,406

	Diversified Financial Services — 0.1%
5,376,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.63%	10/30/20	5,399,573

	Health Care Products — 0.4%
17,880,000	DH Europe Finance II Sarl	2.05%	11/15/22	18,481,956

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Media — 0.0%
$145,000	Sky Ltd. (b)	3.13%	11/26/22	$154,002

	Miscellaneous Manufacturing — 0.2%
9,200,000	Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR + 0.61% (a) (b)	0.93%	03/16/22	9,250,220

	Oil & Gas — 0.8%
10,000,000	BP Capital Markets PLC, 3 Mo. LIBOR + 0.25% (a)	0.61%	11/24/20	10,004,976
2,000,000	BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a)	1.19%	09/16/21	2,015,765
12,466,000	BP Capital Markets PLC	2.50%	11/06/22	13,026,456
2,730,000	Canadian Natural Resources Ltd.	3.45%	11/15/21	2,804,074
4,572,000	Canadian Natural Resources Ltd.	2.95%	01/15/23	4,761,261
6,909,000	Suncor Energy, Inc.	2.80%	05/15/23	7,269,659
750,000	Total Capital International S.A.	2.88%	02/17/22	779,119
				40,661,310
	Pharmaceuticals — 0.9%
13,475,000	AstraZeneca PLC	2.38%	11/16/20	13,555,556
14,937,000	Mylan N.V.	3.15%	06/15/21	15,244,714
14,975,000	Shire Acquisitions Investments Ireland DAC	2.40%	09/23/21	15,276,781
				44,077,051
	Semiconductors — 0.6%
30,350,000	NXP B.V. / NXP Funding LLC (b)	4.13%	06/01/21	31,190,496

	Telecommunications — 0.3%
15,000,000	Telefonica Emisiones S.A.	5.46%	02/16/21	15,399,757
	Total Foreign Corporate Bonds and Notes			933,895,138
	(Cost $929,508,296)

ASSET-BACKED SECURITIES — 9.3%
	Ameriquest Mortgage Securities, Inc.
12,565	Series 2004-R9, Class M2, 1 Mo. LIBOR + 0.98% (a)	1.15%	10/25/34	12,593
	Avis Budget Rental Car Funding AESOP LLC
10,366,667	Series 2015-2A, Class A (b)	2.63%	12/20/21	10,378,793
15,815,000	Series 2016-1A, Class A (b)	2.99%	06/20/22	15,836,483
8,060,000	Series 2016-2A, Class A (b)	2.72%	11/20/22	8,068,403
	BMW Vehicle Lease Trust
4,989,621	Series 2018-1, Class A3	3.26%	07/20/21	5,023,572
	BMW Vehicle Owner Trust
975,039	Series 2018-A, Class A3	2.35%	04/25/22	981,173
	California Republic Auto Receivables Trust
251,850	Series 2016-2, Class A4	1.83%	12/15/21	251,973
583,126	Series 2017-1, Class A4	2.28%	06/15/22	585,316
	Canadian Pacer Auto Receivables Trust
1,347,766	Series 2017-1A, Class A4 (b)	2.29%	01/19/22	1,352,190
5,709,033	Series 2018-1A, Class A3 (b)	3.00%	11/19/21	5,742,553
6,517,008	Series 2019-1A, Class A2 (b)	2.78%	03/21/22	6,552,149
	Carmax Auto Owner Trust
418,967	Series 2017-1, Class A3	1.98%	11/15/21	419,587
583,871	Series 2017-3, Class A3	1.97%	04/15/22	586,853
15,000,000	Series 2020-3, Class A2A	0.49%	06/15/23	15,008,661

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Carvana Auto Receivables Trust
$3,848,466	Series 2019-4A, Class A2 (b)	2.20%	07/15/22	$3,866,895
	Countrywide Asset-Backed Certificates
1,558,356	Series 2004-SD4, Class M1, 1 Mo. LIBOR + 0.75% (a) (b)	0.92%	12/25/34	1,560,224
	Dell Equipment Finance Trust
1,197,564	Series 2019-2, Class A2 (b)	1.95%	12/22/21	1,206,409
	Element Rail Leasing I LLC
1,006,569	Series 2014-1A, Class A1 (b)	2.30%	04/19/44	1,010,179
	Ford Credit Auto Lease Trust
850,000	Series 2018-A, Class A4	3.05%	08/15/21	851,728
3,318,555	Series 2018-B, Class A3	3.19%	12/15/21	3,339,931
3,307,056	Series 2019-A, Class A2A	2.84%	09/15/21	3,314,600
9,000,000	Series 2019-A, Class A3	2.90%	05/15/22	9,116,838
17,450,000	Series 2020-A, Class A3	1.85%	03/15/23	17,745,750
5,750,000	Series 2020-B, Class A2A	0.50%	12/15/22	5,752,821
	Ford Credit Auto Owner Trust
734,150	Series 2019-A, Class A2A	2.78%	02/15/22	738,284
12,211,372	Series 2019-C, Class A2A	1.88%	07/15/22	12,293,750
	Foursight Capital Automobile Receivables Trust
5,137,802	Series 2019-1, Class A2 (b)	2.58%	03/15/23	5,179,967
17,288,363	Series 2020-1, Class A2 (b)	1.97%	09/15/23	17,466,495
	GM Financial Automobile Leasing Trust
13,405,000	Series 2018-1, Class C	3.11%	12/20/21	13,458,580
662,984	Series 2018-2, Class A3	3.06%	06/21/21	663,781
1,850,795	Series 2018-3, Class A3	3.18%	06/21/21	1,857,981
8,332,000	Series 2018-3, Class B	3.48%	07/20/22	8,442,817
1,168,764	Series 2019-1, Class A2A	2.91%	04/20/21	1,170,336
7,500,000	Series 2019-1, Class A3	2.98%	12/20/21	7,568,553
639,000	Series 2019-1, Class B	3.37%	12/20/22	651,499
3,235,755	Series 2019-2, Class A2A	2.67%	06/21/21	3,244,235
	GM Financial Consumer Automobile Receivables Trust
248,437	Series 2017-1A, Class A3 (b)	1.78%	10/18/21	248,606
	GSAA Home Equity Trust
942,112	Series 2005-MTR1, Class A4, 1 Mo. LIBOR + 0.37% (a)	0.54%	10/25/35	925,768
	GTE Auto Receivables Trust
4,435,407	Series 2019-1, Class A2 (b)	2.17%	12/15/22	4,451,847
	Honda Auto Receivables Owner Trust
10,000,000	Series 2020-1, Class A2	1.63%	10/21/22	10,094,942
	HPEFS Equipment Trust
11,000,000	Series 2020-1A, Class A2 (b)	1.73%	02/20/30	11,119,111
	Hyundai Auto Lease Securitization Trust
770,149	Series 2018-A, Class A3 (b)	2.81%	04/15/21	770,782
1,100,000	Series 2018-B, Class A4 (b)	3.20%	06/15/22	1,112,069
1,622,337	Series 2019-A, Class A2 (b)	2.92%	07/15/21	1,627,623
	Mercedes-Benz Auto Lease Trust
16,587,875	Series 2019-B, Class A2	2.01%	12/15/21	16,667,608
15,000,000	Series 2019-B, Class A3	2.00%	10/17/22	15,235,284
	Mill City Mortgage Loan Trust
2,924,289	Series 2016-1, Class A1 (b)	2.50%	04/25/57	2,952,666
	Nationstar Home Equity Loan Trust
1,802,931	Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (a)	0.45%	09/25/36	1,780,797
	Nissan Auto Lease Trust
6,318,099	Series 2018-A, Class A3	3.25%	09/15/21	6,359,529

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	OSCAR US Funding Trust IX LLC
$6,693,098	Series 2018-2A, Class A3 (b)	3.39%	09/12/22	$6,776,827
	OSCAR US Funding Trust V
13,718,523	Series 2016-2A, Class A4 (b)	2.99%	12/15/23	13,807,632
	OSCAR US Funding Trust VI LLC
7,394,031	Series 2017-1A, Class A4 (b)	3.30%	05/10/24	7,474,302
	OSCAR US Funding Trust VII LLC
2,173,579	Series 2017-2A, Class A3 (b)	2.45%	12/10/21	2,175,218
3,580,000	Series 2017-2A, Class A4 (b)	2.76%	12/10/24	3,638,810
	OSCAR US Funding Trust VIII LLC
13,035,580	Series 2018-1A, Class A3 (b)	3.23%	05/10/22	13,143,009
3,050,000	Series 2018-1A, Class A4 (b)	3.50%	05/12/25	3,153,772
	OSCAR US Funding X LLC
4,271,569	Series 2019-1A, Class A2 (b)	3.10%	04/11/22	4,303,159
	OSCAR US Funding XI LLC
14,809,025	Series 2019-2A, Class A2 (b)	2.49%	08/10/22	14,915,974
	Securitized Term Auto Receivables Trust
16,853,077	Series 2017-2A, Class A4 (b)	2.29%	03/25/22	16,942,555
917,425	Series 2018-1A, Class A3 (b)	3.07%	01/25/22	924,558
1,697,228	Series 2018-2A, Class A3 (b)	3.33%	08/25/22	1,720,112
4,900,000	Series 2019-1A, Class A3 (b)	2.99%	02/27/23	4,996,473
	Sierra Timeshare Receivables Funding LLC
4,002,732	Series 2016-3A, Class A (b)	2.43%	10/20/33	4,009,242
	Towd Point Mortgage Trust
503,948	Series 2015-1, Class AES (b)	3.00%	10/25/53	506,106
361,956	Series 2015-2, Class 1A12 (b)	2.75%	11/25/60	366,325
1,253,671	Series 2015-4, Class A1B (b)	2.75%	04/25/55	1,264,570
16,943,317	Series 2015-5, Class A1B (b)	2.75%	05/25/55	17,099,805
19,048,732	Series 2015-6, Class A1B (b)	2.75%	04/25/55	19,395,845
2,552,418	Series 2016-1, Class A1B (b)	2.75%	02/25/55	2,596,894
10,936,378	Series 2016-2, Class A1 (b)	3.00%	08/25/55	11,217,582
3,301,310	Series 2016-3, Class A1 (b)	2.25%	04/25/56	3,333,053
	Toyota Auto Receivables Owner Trust
342,206	Series 2018-C, Class A2A	2.77%	08/16/21	342,658
	Verizon Owner Trust
2,750,000	Series 2018-A, Class A1A	3.23%	04/20/23	2,807,426
15,402,755	Series 2018-1A, Class A1A (b)	2.82%	09/20/22	15,539,938
11,460,000	Series 2019-C, Class A1A	1.94%	04/22/24	11,757,589
	World Omni Auto Receivables Trust
9,499,000	Series 2019-B, Class A3	2.59%	07/15/24	9,763,559
	World Omni Automobile Lease Securitization Trust
6,405,000	Series 2018-A, Class A4	2.94%	05/15/23	6,424,513
965,494	Series 2018-B, Class A2A	2.96%	06/15/21	966,916
4,777,176	Series 2019-A, Class A2	2.89%	11/15/21	4,806,741
	Total Asset-Backed Securities			470,819,747
	(Cost $468,451,772)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.5%
	Collateralized Mortgage Obligations — 1.2%
	Federal Home Loan Mortgage Corporation
1,537,635	Series 2003-2723, Class KN	5.00%	12/15/23	1,602,639
2,210,044	Series 2004-2783, Class YB	5.00%	04/15/24	2,312,473
4,189	Series 2010-3755, Class AJ	2.00%	11/15/20	4,193

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$4,537	Series 2010-3766, Class HE	3.00%	11/15/20	$4,542
5,361	Series 2010-3773, Class GK	2.50%	12/15/20	5,369
81,813	Series 2011-3790, Class AP	4.50%	01/15/37	82,490
2,335,835	Series 2012-4002, Class MA	2.00%	01/15/39	2,344,999
48,315	Series 2012-4011, Class KM	2.00%	03/15/22	48,600
1,830,871	Series 2013-4199, Class YV	3.50%	05/15/26	1,878,654
1,455,402	Series 2014-4387, Class DE	2.00%	01/15/32	1,486,088
12,971,228	Series 2018-4821, Class BC	3.00%	12/15/44	13,215,429
396,038	Series 2018-4822, Class BA	4.00%	07/15/42	397,761
	Federal National Mortgage Association
159,069	Series 2006-60, Class DF, 1 Mo. LIBOR + 0.43% (a)	0.60%	04/25/35	158,953
3	Series 2008-53, Class CA	5.00%	07/25/23	3
339	Series 2008-59, Class KB	4.50%	07/25/23	339
7,752	Series 2009-14, Class EB	4.50%	03/25/24	7,992
5,514	Series 2009-52, Class AJ	4.00%	07/25/24	5,667
92,492	Series 2009-71, Class BA	4.00%	08/25/24	92,603
12,114	Series 2010-145, Class MA	2.00%	12/25/20	12,125
4,606	Series 2011-13, Class AD	2.00%	07/25/21	4,605
4,172	Series 2011-15, Class HT	5.50%	03/25/26	4,220
31,631	Series 2011-60, Class UC	2.50%	09/25/39	31,695
241	Series 2011-68, Class AH	4.50%	12/25/20	241
7,696	Series 2011-71, Class KC	1.75%	08/25/21	7,708
12,003	Series 2011-86, Class DC	2.00%	09/25/21	12,035
4,239,936	Series 2012-6, Class E	3.00%	05/25/37	4,291,392
824,165	Series 2012-103, Class LE	1.75%	05/25/39	825,128
4,201,293	Series 2013-1, Class KC	2.00%	07/25/40	4,206,192
1,446,159	Series 2013-73, Class A	1.50%	06/25/30	1,445,479
6,487,638	Series 2013-74, Class EL	3.00%	04/25/41	6,729,548
2,271,566	Series 2013-74, Class HA	3.00%	10/25/37	2,298,530
6,068,516	Series 2014-20, Class NA	3.00%	06/25/33	6,379,232
6,564,419	Series 2015-28, Class GC	2.50%	06/25/34	6,804,066
	Government National Mortgage Association
18,665	Series 2009-10, Class MD	4.50%	12/16/36	18,718
1,310,037	Series 2018-89, Class A	3.50%	06/20/39	1,321,339
	NCUA Guaranteed Notes Trust
582,530	Series 2010-R1, Class 1A, 1 Mo. LIBOR + 0.45% (a)	0.62%	10/07/20	582,009
				58,623,056
	Commercial Mortgage-Backed Securities — 3.3%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
7,640,923	Series 2011-K011, Class A2	4.08%	11/25/20	7,686,521
13,257,535	Series 2011-K013, Class A2	3.97%	01/25/21	13,423,954
9,177,051	Series 2013-K025, Class A1	1.88%	04/25/22	9,244,423
7,252,344	Series 2013-K027, Class A1	1.79%	09/25/22	7,341,082
1,221,236	Series 2013-K029, Class A1	2.84%	10/25/22	1,243,892
6,912,766	Series 2013-K032, Class A1	3.02%	02/25/23	7,148,554
7,856,752	Series 2013-K034, Class A1	2.67%	02/25/23	8,080,789
7,266,571	Series 2013-KSMC, Class A1	1.95%	01/25/23	7,420,443

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$5,348,520	Series 2014-K036, Class A1	2.78%	04/25/23	$5,527,518
22,675,557	Series 2014-K715, Class A2	2.86%	01/25/21	22,844,660
4,239,459	Series 2014-K716, Class A2	3.13%	06/25/21	4,302,253
4,270,604	Series 2015-K718, Class A1	2.38%	09/25/21	4,319,847
11,361,231	Series 2015-K720, Class A1	2.32%	11/25/21	11,520,393
7,494,144	Series 2017-K727, Class A1	2.63%	10/25/23	7,679,445
	FREMF Mortgage Trust
6,160,000	Series 2011-K10, Class B (b) (d)	4.57%	11/25/49	6,170,315
3,822,000	Series 2011-K14, Class B (b) (d)	5.18%	02/25/47	3,910,081
8,617,000	Series 2011-KAIV, Class B (b)	4.94%	06/25/46	8,865,556
23,047,000	Series 2012-K17, Class B (b) (d)	4.32%	12/25/44	23,920,069
8,195,000	Series 2014-K715, Class B (b) (d)	3.98%	02/25/46	8,266,449
	Government National Mortgage Association
7,110	Series 2014-28, Class A	2.00%	01/16/46	7,134
				168,923,378
	Pass-through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
1,717	Pool G11777	5.00%	10/01/20	1,804
1,149	Pool G11820	5.50%	12/01/20	1,153
116	Pool G11879	5.00%	10/01/20	122
15	Pool G11902	5.00%	08/01/20	15
577	Pool G11966	5.50%	11/01/20	578
1,411	Pool G12255	5.50%	07/01/21	1,430
1,277	Pool G12673	5.00%	09/01/21	1,342
16,113	Pool G13204	6.00%	11/01/22	16,464
169	Pool G13235	4.50%	08/01/20	177
351	Pool G13761	5.50%	12/01/20	352
3,738	Pool G13812	5.00%	12/01/20	3,929
3,256	Pool G14030	4.50%	12/01/20	3,422
9,777	Pool G14035	5.50%	12/01/21	9,854
291	Pool G14187	5.50%	12/01/20	291
173,375	Pool G15435	5.00%	11/01/24	182,206
20,343	Pool G15821	5.00%	07/01/25	21,381
74,314	Pool G15874	5.00%	06/01/26	78,099
4,689	Pool J02535	5.00%	09/01/20	4,928
	Federal National Mortgage Association
38	Pool 310097	5.00%	10/01/20	40
276	Pool 735920	4.50%	10/01/20	290
277	Pool 745238	6.00%	12/01/20	277
12,990	Pool 745735	5.00%	03/01/21	13,649
2,002	Pool 745749	5.50%	03/01/21	2,004
65,558	Pool 745832	6.00%	04/01/21	65,994
62	Pool 839226	4.00%	09/01/20	62
2,961	Pool 844915	4.50%	11/01/20	3,111
4,535	Pool 847919	5.50%	11/01/20	4,550
1,988	Pool 888932	4.50%	11/01/22	2,090
3	Pool 889191	4.50%	04/01/21	4
114	Pool 889531	4.50%	05/01/22	120
395	Pool 889847	4.50%	04/01/21	415
24,699	Pool 890403	6.00%	05/01/23	24,931

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$248	Pool 898044	4.50%	12/01/20	$261
184,691	Pool 901931	6.00%	10/01/21	187,936
136,180	Pool 962078	4.50%	03/01/23	143,867
1,355	Pool 995158	4.50%	12/01/20	1,424
122	Pool 995886	6.00%	04/01/21	123
32,913	Pool AD0285	5.00%	09/01/22	34,583
1,533	Pool AD0402	5.00%	02/01/23	1,611
6,116	Pool AE0237	5.50%	11/01/23	6,149
15,863	Pool AE0314	5.00%	08/01/21	16,668
1,600	Pool AE0792	5.00%	12/01/20	1,681
30,955	Pool AE0812	5.00%	07/01/25	32,526
133,547	Pool AL5764	5.00%	09/01/25	140,323
131,678	Pool AL5812	5.50%	05/01/25	134,369
52,546	Pool AL6212	4.50%	01/01/27	55,216
152,000	Pool AL6798	5.00%	09/01/25	159,713
311	Pool AL8539	4.50%	01/01/27	327
584,998	Pool BM1299	5.00%	03/01/27	614,979
9,302	Pool MA0772	4.00%	06/01/21	9,839
323,211	Pool MA1030	3.00%	04/01/22	339,083
	Government National Mortgage Association
21,750	Pool 783524	5.00%	09/15/24	23,104
				2,348,866
	Total U.S. Government Agency Mortgage-Backed Securities			229,895,300
	(Cost $229,278,783)

U.S. GOVERNMENT NOTES — 0.8%

40,000,000	U.S. Treasury Note	1.50%	11/30/21	40,733,594
	Total U.S. Government Notes			40,733,594
	(Cost $39,971,972)

CERTIFICATES OF DEPOSIT — 0.7%
	Banks — 0.7%
15,000,000	Nordea Bank Abp, 3 Mo. LIBOR + 0.32% (a)	0.70%	11/19/21	15,036,123
20,000,000	Svenska Handelsbanken, 1 Mo. LIBOR + 0.24% (a)	0.41%	08/28/20	20,003,883
	Total Certificates of Deposit			35,040,006
	(Cost $35,000,000)

MORTGAGE-BACKED SECURITIES — 0.4%
	Collateralized Mortgage Obligations — 0.4%
	COLT Mortgage Loan Trust
4,035,726	Series 2018-3, Class A1 (b)	3.69%	10/26/48	4,123,817
	Merrill Lynch Mortgage Investors Trust
987,198	Series 2005-A6, Class 2A3, 1 Mo. LIBOR + 0.38% (a)	0.55%	08/25/35	987,451
	Sequoia Mortgage Trust
236,263	Series 2014-3, Class A14 (b)	3.00%	10/25/44	237,233
444,431	Series 2015-1, Class A6 (b)	2.50%	01/25/45	445,591

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WinWater Mortgage Loan Trust
$14,002,574	Series 2015-5, Class A5 (b)	3.50%	08/20/45	$14,125,973
	Total Mortgage-Backed Securities			19,920,065
	(Cost $19,843,812)

U.S. TREASURY BILLS — 2.1%

50,000,000	U.S. Cash Management Bill	(e)	10/13/20	49,991,618
55,000,000	U.S. Treasury Bill	(e)	04/22/21	54,959,972
	Total U.S. Treasury Bills			104,951,590
	(Cost $104,928,154)

	Total Investments — 100.2%			5,079,577,086
	(Cost $5,061,806,488) (f)
	Net Other Assets and Liabilities — (0.2)%			(8,431,385)
	Net Assets — 100.0%			$5,071,145,701

1

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $1,110,069,413 or 21.9% of net assets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	Zero coupon security.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,789,001 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,018,403. The net unrealized appreciation was $17,770,598.

LIBOR	- London Interbank Offered Rate
SOFR	- Secured Overnight Financing Rate

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:

	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$2,259,782,174	$—	$2,259,782,174	$—
Commercial Paper*	984,539,472	—	984,539,472	—
Foreign Corporate Bonds and Notes*	933,895,138	—	933,895,138	—
Asset-Backed Securities	470,819,747	—	470,819,747	—
U.S. Government Agency Mortgage-Backed Securities	229,895,300	—	229,895,300	—
U.S. Government Notes	40,733,594	—	40,733,594	—
Certificates of Deposit*	35,040,006	—	35,040,006	—
Mortgage-Backed Securities	19,920,065	—	19,920,065	—
U.S. Treasury Bills	104,951,590	—	104,951,590	—
Total Investments	$5,079,577,086	$—	$5,079,577,086	$—

* See Portfolio of Investments for industry breakout.

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments
July 31, 2020 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 56.7%

	Capital Markets — 56.7%
179,327	First Trust Emerging Markets Local Currency Bond ETF (a)	$6,372,546
135,295	First Trust Institutional Preferred Securities and Income ETF (a)	2,594,958
11,606	First Trust Long Duration Opportunities ETF (a)	349,085
89,340	First Trust Low Duration Opportunities ETF (a)	4,626,919
415,203	First Trust Preferred Securities and Income ETF (a)	7,946,985
161,779	First Trust Tactical High Yield ETF (a)	7,666,707
24,066	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,721,624
15,150	ProShares Short 20+ Year Treasury	224,069
	Total Exchange-Traded Funds	32,502,893
	(Cost $32,451,705)

COMMON STOCKS — 28.0%

	Aerospace & Defense — 0.6%
4,190	National Presto Industries, Inc.	357,784

	Auto Components — 0.9%
4,022	LCI Industries	505,967

	Banks — 4.2%
2,053	Bank of Marin Bancorp	64,485
2,516	Camden National Corp.	79,732
3,266	City Holding Co.	203,994
13,659	CVB Financial Corp.	246,818
2,628	First Financial Corp.	87,854
9,129	Horizon Bancorp, Inc.	92,294
6,667	Independent Bank Group, Inc.	292,881
9,440	Lakeland Bancorp, Inc.	96,099
11,967	Pacific Premier Bancorp, Inc.	251,427
3,231	Preferred Bank	120,355
4,331	Prosperity Bancshares, Inc.	240,630
15,800	Simmons First National Corp., Class A	262,122
2,645	Stock Yards Bancorp, Inc.	103,393
4,465	Westamerica BanCorp.	269,508
		2,411,592

	Capital Markets — 0.7%
11,235	Bank of New York Mellon (The) Corp.	402,775

	Commercial Services & Supplies — 0.6%
20,237	Ennis, Inc.	350,100

	Electric Utilities — 8.3%
15,037	Alliant Energy Corp.	809,742
1,603	American Electric Power Co., Inc.	139,269
1,869	Duke Energy Corp.	158,379
1,308	Emera, Inc. (CAD)	54,441
7,832	Evergy, Inc.	507,749
2,155	Eversource Energy	194,101
2,823	Exelon Corp.	108,996

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	Electric Utilities (Continued)
2,646	FirstEnergy Corp.	$76,734
6,071	Fortis, Inc. (CAD)	247,246
2,646	IDACORP, Inc.	246,739
1,385	NextEra Energy, Inc.	388,769
8,043	Otter Tail Corp.	307,645
6,352	Pinnacle West Capital Corp.	527,724
11,114	Portland General Electric Co.	490,461
7,979	PPL Corp.	212,401
1,976	Southern (The) Co.	107,909
2,440	Xcel Energy, Inc.	168,458
		4,746,763

	Electrical Equipment — 0.9%
3,710	Hubbell, Inc.	500,739

	Food Products — 0.8%
5,598	Ingredion, Inc.	484,227

	Gas Utilities — 1.1%
12,748	AltaGas Ltd. (CAD)	159,701
1,537	Atmos Energy Corp.	162,907
606	Chesapeake Utilities Corp.	51,201
4,698	New Jersey Resources Corp.	145,920
1,322	ONE Gas, Inc.	100,075
		619,804

	Hotels, Restaurants & Leisure — 0.9%
2,539	McDonald’s Corp.	493,277

	IT Services — 0.8%
6,167	Paychex, Inc.	443,530

	Multi-Utilities — 4.2%
1,748	ATCO Ltd., Class I (CAD)	54,393
2,090	Canadian Utilities Ltd., Class A (CAD)	53,613
876	CMS Energy Corp.	56,222
2,068	Dominion Energy, Inc.	167,570
1,899	DTE Energy Co.	219,581
20,902	MDU Resources Group, Inc.	438,524
8,338	Public Service Enterprise Group, Inc.	466,428
3,361	Sempra Energy	418,310
5,908	WEC Energy Group, Inc.	562,796
		2,437,437

	Oil, Gas & Consumable Fuels — 3.1%
6,743	Enbridge, Inc.	215,776
3,114	Equitrans Midstream Corp.	30,050
6,791	Keyera Corp. (CAD)	103,225
20,442	Kinder Morgan, Inc.	288,232
1,924	ONEOK, Inc.	53,699
21,597	TC Energy Corp.	984,823
5,442	Williams (The) Cos., Inc.	104,106
		1,779,911

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Thrifts & Mortgage Finance — 0.6%
30,664	Meridian Bancorp, Inc.	$349,723

	Water Utilities — 0.3%
4,336	Artesian Resources Corp., Class A	152,107
	Total Common Stocks	16,035,736
	(Cost $15,566,467)

Units	Description	Value

MASTER LIMITED PARTNERSHIPS — 7.3%

	Chemicals — 0.5%
13,341	Westlake Chemical Partners, L.P.	255,080

	Independent Power and Renewable Electricity Producers — 0.9%
7,981	NextEra Energy Partners, L.P. (b)	496,418

	Oil, Gas & Consumable Fuels — 5.9%
1,464	Cheniere Energy Partners, L.P.	49,600
4,015	Energy Transfer, L.P.	26,298
44,333	Enterprise Products Partners, L.P.	780,261
21,158	Holly Energy Partners, L.P.	285,845
15,705	Magellan Midstream Partners, L.P.	635,896
11,490	Phillips 66 Partners, L.P.	319,422
5,931	Plains All American Pipeline, L.P.	45,313
29,070	Shell Midstream Partners, L.P.	343,607
30,009	TC PipeLines, L.P.	920,076
		3,406,318
	Total Master Limited Partnerships	4,157,816
	(Cost $4,455,043)

Shares	Description	Value

REAL ESTATE INVESTMENT TRUSTS — 3.6%

	Equity Real Estate Investment Trusts — 3.6%
6,881	Agree Realty Corp.	460,821
9,301	Getty Realty Corp.	275,589
7,112	National Health Investors, Inc.	440,944
12,378	National Retail Properties, Inc.	438,800
7,629	Realty Income Corp.	458,121
	Total Real Estate Investment Trusts	2,074,275
	(Cost $2,006,587)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.5%

	Collateralized Mortgage Obligations — 1.3%
	Federal Home Loan Mortgage Corporation
$8,950	Series 1998-192, Class IO, IO, STRIPS	6.50%	02/01/28	1,347
79,000	Series 2003-2669, Class LL	5.50%	08/15/33	91,451

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$92,426	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (c)	6.43%	02/15/36	$19,170
6,218	Series 2006-3200, Class PO, PO	(d)	08/15/36	6,009
8,281	Series 2007-3373, Class TO, PO	(d)	04/15/37	7,805
38,735	Series 2011-3817, Class MA	4.50%	10/15/37	39,247
7,889	Series 2011-3917, Class AI, IO	4.50%	07/15/26	367
1,098,425	Series 2016-4619, Class IB, IO (f)	4.00%	12/15/47	35,937
	Federal National Mortgage Association
2,190	Series 1992-205, Class Z	7.00%	11/25/22	2,299
12,570	Series 1993-176, Class E, PO	(d)	08/25/23	12,487
10,773	Series 1993-247, Class 2, IO, STRIPS	7.50%	10/25/23	839
50,522	Series 1997-22, Class PC	4.50%	03/18/27	54,304
5,836	Series 2002-1, Class HC	6.50%	02/25/22	5,968
64,706	Series 2003-339, Class 12, IO, STRIPS	6.00%	06/25/33	11,702
12,563	Series 2003-W2, Class 1A1	6.50%	07/25/42	14,914
40,190	Series 2004-T2, Class 1PO, PO	(d)	11/25/43	38,403
8,380	Series 2006-125, Class FA, 1 Mo. LIBOR + 0.28% (e)	0.45%	01/25/37	8,350
51,862	Series 2007-32, Class KT	5.50%	04/25/37	61,334
14,856	Series 2007-42, Class AO, PO	(d)	05/25/37	13,956
12,039	Series 2008-44, Class PO, PO	(d)	05/25/38	11,065
16,869	Series 2011-30, Class MD	4.00%	02/25/39	16,891
74,378	Series 2012-409, Class C17, IO, STRIPS	4.00%	11/25/41	10,127
112,463	Series 2015-14, Class IK, IO	0.75%	03/25/45	10,211
30,790	Series 2015-72, Class PC	3.00%	10/25/43	30,940
	Government National Mortgage Association
22,675	Series 2003-7, Class TA	4.50%	11/16/32	23,439
22,619	Series 2003-52, Class AP, PO	(d)	06/16/33	21,643
49,437	Series 2004-47, Class PD	6.00%	06/16/34	55,447
12,527	Series 2004-109, Class BC	5.00%	11/20/33	12,583
7,268	Series 2005-17, Class AD	5.00%	02/20/35	7,911
10,000	Series 2010-84, Class YB	4.00%	07/20/40	10,946
77,833	Series 2010-111, Class JA	2.50%	09/16/40	78,978
27,114	Series 2013-20, Class KI, IO	5.00%	01/20/43	3,129
1,735	Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (e)	4.54%	08/20/39	1,738
35,063	Series 2013-67, Class PI, IO	4.00%	12/16/42	3,816
	NCUA Guaranteed Notes Trust
26,017	Series 2010-R3, Class 1A, 1 Mo. LIBOR + 0.56% (e)	0.73%	12/08/20	26,035
	Vendee Mortgage Trust
3,193	Series 2011-2, Class DA	3.75%	12/15/33	3,192
				753,980
	Pass-through Securities — 2.2%
	Federal Home Loan Mortgage Corporation
63,437	Pool A47829	4.00%	08/01/35	68,197
66,888	Pool A80290	5.00%	11/01/35	76,890
47,297	Pool A94951	4.00%	11/01/40	52,683
27,161	Pool A95134	4.50%	11/01/40	30,236
26,032	Pool A97601	4.50%	03/01/41	29,598
11,662	Pool G03523	6.00%	11/01/37	13,702
31,469	Pool G06501	4.00%	04/01/41	34,571
40,555	Pool G07286	6.50%	09/01/39	47,631

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$541	Pool G11973	5.50%	02/01/21	$543
18,359	Pool G13124	6.00%	12/01/22	19,034
12,310	Pool G13465	6.00%	01/01/24	12,699
19,982	Pool G13790	4.50%	04/01/25	21,138
23,793	Pool G13844	4.50%	07/01/25	25,313
13,295	Pool G14184	5.00%	07/01/25	13,974
25,315	Pool G15725	4.50%	09/01/26	26,839
536	Pool G18072	4.50%	09/01/20	564
7,806	Pool O20138	5.00%	11/01/30	8,563
28,074	Pool Q05201	4.00%	12/01/41	30,911
	Federal National Mortgage Association
78,254	Pool 724888	5.50%	06/01/33	87,753
5,466	Pool 879398	5.50%	02/01/21	5,512
13,244	Pool 888112	6.50%	12/01/36	15,854
7,662	Pool 889780	5.50%	03/01/23	7,956
184	Pool 890206	5.50%	10/01/21	185
12,085	Pool 897936	5.50%	08/01/21	12,285
21,260	Pool 923171	7.50%	03/01/37	24,893
24,155	Pool 977130	5.50%	08/01/23	25,248
12,804	Pool 983629	4.50%	05/01/23	13,455
16,438	Pool 995400	7.00%	06/01/23	17,123
48,819	Pool 995700	6.50%	03/01/27	54,399
25,026	Pool AB2265	4.00%	02/01/41	28,134
8,289	Pool AI1191	4.50%	04/01/41	9,233
26,474	Pool AI7800	4.50%	07/01/41	29,684
22,028	Pool AJ5299	4.00%	11/01/41	24,769
38,575	Pool AJ5300	4.00%	11/01/41	42,675
34,918	Pool AK3103	4.00%	02/01/42	38,452
51,713	Pool AL1024	4.50%	07/01/26	56,217
12,106	Pool AL6304	5.50%	09/01/25	12,640
45,202	Pool AU4726	4.00%	09/01/43	50,123
	Government National Mortgage Association
14,625	Pool 3500	5.50%	01/20/34	16,892
8,330	Pool 3513	5.00%	02/20/34	9,478
17,173	Pool 3555	5.00%	05/20/34	19,545
47,169	Pool 3975	5.50%	04/20/37	54,610
15,789	Pool 4230	6.00%	09/20/23	16,683
36,182	Pool 609116	4.50%	02/15/44	42,041
15,565	Pool MA2293	3.50%	10/20/44	16,134
				1,245,059
	Total U.S. Government Agency Mortgage-Backed Securities			1,999,039
	(Cost $2,005,269)

ASSET-BACKED SECURITIES — 0.0%

	First Alliance Mortgage Loan Trust
16,112	Series 1999-1, Class A1	7.18%	06/20/30	16,335
	Total Asset-Backed Securities			16,335
	(Cost $16,112)

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 0.0%

	Collateralized Mortgage Obligations — 0.0%
	Residential Accredit Loans, Inc.
$1,653	Series 2003-QS5, Class A2, 1 Mo. LIBOR × -1.83 + 14.76% (c)	14.44%	03/25/18	$1,570
1,563	Series 2003-QS14, Class A1	5.00%	07/25/18	1,563
769	Series 2003-QS20, Class CB	5.00%	11/25/18	787
	Structured Asset Securities Corp.
9,262	Series 2003-37A, Class 3A7 (g)	3.33%	12/25/33	9,234
	Total Mortgage-Backed Securities			13,154
	(Cost $13,256)

	Total Investments — 99.1%			56,799,248
	(Cost $56,514,439) (h)
	Net Other Assets and Liabilities — 0.9%			515,796
	Net Assets — 100.0%			$57,315,044

(a)	Investment in an affiliated fund.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Inverse floating rate security.
(d)	Zero coupon security.
(e)	Floating or variable rate security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,086,123 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,801,314. The net unrealized appreciation was $284,809.

IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:

CAD	Canadian Dollar

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:

	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$32,502,893	$32,502,893	$—	$—
Common Stocks*	16,035,736	16,035,736	—	—
Master Limited Partnerships*	4,157,816	4,157,816	—	—
Real Estate Investment Trusts*	2,074,275	2,074,275	—	—
U.S. Government Agency Mortgage-Backed Securities	1,999,039	—	1,999,039	—
Asset-Backed Securities	16,335	—	16,335	—
Mortgage-Backed Securities	13,154	—	13,154	—
Total Investments	$56,799,248	$54,770,720	$2,028,528	$—

* See Portfolio of Investments for industry breakout.

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2020, and for the fiscal year-to-date period (November 1, 2019 to July 31, 2020) are as follows:

Security Name	Shares at 07/31/2020	Value at 10/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 07/31/2020	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	179,327	$ 8,279,392	$ 3,185,354	$ (4,014,195)	$ (477,265)	$ (600,740)	$ 6,372,546	$ 309,598
First Trust Institutional Preferred Securities and Income ETF	135,295	2,875,710	776,722	(966,367)	(94,767)	3,660	2,594,958	96,620
First Trust Long Duration Opportunities ETF	11,606	322,299	–	–	26,786	–	349,085	12,387
First Trust Low Duration Opportunities ETF	89,340	3,217,919	3,301,263	(1,921,390)	33,877	(4,750)	4,626,919	68,258
First Trust Preferred Securities and Income ETF	415,203	8,585,277	2,485,978	(2,888,382)	(258,480)	22,592	7,946,985	296,353
First Trust Senior Loan ETF	–	–	15,259,853	(13,742,572)	–	(1,517,281)	–	156,026
First Trust Tactical High Yield ETF	161,779	15,842,027	7,534,619	(16,321,959)	367,946	244,074	7,666,707	204,262
Total Investments in Affiliates		$ 39,122,624	$ 32,543,789	$ (39,854,865)	$ (401,903)	$ (1,852,445)	$ 29,557,200	$ 1,143,504

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 89.9%

	Asset-Backed Securities — 0.0%
	Fannie Mae Grantor Trust
$316,888	Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.11% (a)	0.28%	07/25/32	$309,627
	Collateralized Mortgage Obligations — 32.4%
	Federal Home Loan Mortgage Corporation
27,995	Series 1992-133, Class B, IO, STRIPS	8.50%	06/01/22	1,433
29,273	Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)	1.00%	03/15/22	29,217
11,510	Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)	1.32%	04/15/23	11,595
9,587	Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury Rate - 0.65% (a)	0.07%	08/15/23	9,449
90,559	Series 1993-1579, Class PM	6.70%	09/15/23	96,621
76,773	Series 1993-1630, Class PK	6.00%	11/15/23	81,646
5,323	Series 1993-1643, Class PK	6.50%	12/15/23	5,620
225,129	Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)	1.67%	04/15/24	228,285
1,756	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	181
8,294	Series 1998-2102, Class Z	6.00%	12/15/28	9,393
804,079	Series 1999-21, Class A, 1 Mo. LIBOR + 0.18% (a)	0.35%	10/25/29	800,464
1,741	Series 2001-2365, Class LO, PO	(b)	09/15/31	1,735
185,943	Series 2002-48, Class 1A (c)	4.82%	07/25/33	209,506
56,084	Series 2002-2405, Class BF	7.00%	03/25/24	59,599
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	193,655
137,888	Series 2002-2427, Class GE	6.00%	03/15/32	163,297
246,494	Series 2002-2437, Class SA, IO, 1 Mo. LIBOR × -1 + 7.90% (d)	7.73%	01/15/29	40,625
15,538	Series 2003-58, Class 2A	6.50%	09/25/43	18,128
302,471	Series 2003-2557, Class HL	5.30%	01/15/33	350,204
157,602	Series 2003-2564, Class AC	5.50%	02/15/33	180,956
475,722	Series 2003-2574, Class PE	5.50%	02/15/33	555,946
198,367	Series 2003-2577, Class LI, IO	5.50%	02/15/33	31,838
1,584,000	Series 2003-2581, Class LL	5.25%	03/15/33	1,751,907
304,858	Series 2003-2586, Class TG	5.50%	03/15/23	315,897
75,715	Series 2003-2597, Class AE	5.50%	04/15/33	82,232
1,949,000	Series 2003-2613, Class LL	5.00%	05/15/33	2,171,715
234,525	Series 2003-2626, Class ZW	5.00%	06/15/33	280,404
511,264	Series 2003-2626, Class ZX	5.00%	06/15/33	659,075
112,000	Series 2003-2669, Class LL	5.50%	08/15/33	129,652
39,000	Series 2003-2676, Class LL	5.50%	09/15/33	44,250
627,060	Series 2004-2771, Class NL	6.00%	03/15/34	749,439
496,290	Series 2004-2793, Class PE	5.00%	05/15/34	576,841
1,236,341	Series 2004-2801, Class SE, IO, 1 Mo. LIBOR × -1 + 7.05% (d)	6.88%	07/15/32	235,573
219,495	Series 2004-2835, Class QY, IO, 1 Mo. LIBOR × -1 + 7.90% (d)	7.73%	12/15/32	43,046
172,791	Series 2004-2890, Class ZA	5.00%	11/15/34	199,863
552,196	Series 2004-2891, Class ZA	6.50%	11/15/34	840,102
413,891	Series 2004-2907, Class DZ	4.00%	12/15/34	450,041
1,811,356	Series 2005-233, Class 12, IO, STRIPS	5.00%	09/15/35	345,538
1,358,920	Series 2005-234, Class IO, IO, STRIPS	4.50%	10/01/35	212,338
678,000	Series 2005-2973, Class GE	5.50%	05/15/35	867,833
158,005	Series 2005-3031, Class BI, IO, 1 Mo. LIBOR × -1 + 6.69% (d)	6.52%	08/15/35	39,433
3,518,985	Series 2005-3054, Class ZW	6.00%	10/15/35	4,102,413
20,126	Series 2005-3074, Class ZH	5.50%	11/15/35	28,839
428,475	Series 2006-238, Class 8, IO, STRIPS	5.00%	04/15/36	72,255
362,510	Series 2006-243, Class 11, IO, STRIPS (e)	7.00%	08/15/36	82,339
458,171	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.43%	02/15/36	95,032

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$61,156	Series 2006-3117, Class ZU	6.00%	02/15/36	$97,466
37,259	Series 2006-3150, Class DZ	5.50%	05/15/36	43,685
2,423,295	Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (a)	0.52%	05/15/36	2,425,128
2,464,878	Series 2006-3196, Class ZK	6.50%	04/15/32	3,531,979
2,043,928	Series 2006-3210, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.43%	09/15/36	450,883
596,315	Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)	0.73%	04/15/32	600,180
209,958	Series 2006-3245, Class PO, PO	(b)	11/15/36	203,111
1,301,396	Series 2007-3262, Class KS, IO, 1 Mo. LIBOR × -1 + 6.41% (d)	6.24%	01/15/37	177,543
51,117	Series 2007-3274, Class B	6.00%	02/15/37	57,716
330,445	Series 2007-3322, Class NF, 1 Mo. LIBOR × 2,566.67 - 16,683.33%, 0.00% Floor (a)	0.00%	05/15/37	319,576
49,218	Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)	0.47%	07/15/37	49,195
72,977	Series 2007-3349, Class MY	5.50%	07/15/37	85,129
183,117	Series 2007-3360, Class CB	5.50%	08/15/37	208,974
1,298,195	Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)	0.79%	10/15/47	1,314,681
118,618	Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)	0.52%	11/15/36	119,934
439,476	Series 2008-3406, Class B	6.00%	01/15/38	501,348
111,990	Series 2008-3413, Class B	5.50%	04/15/37	126,649
357,793	Series 2008-3420, Class AZ	5.50%	02/15/38	417,272
187,088	Series 2008-3448, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.88%	05/15/38	15,178
3,830,879	Series 2009-3522, Class SE, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.93%	04/15/39	804,587
38,144	Series 2009-3523, Class SD, 1 Mo. LIBOR × -2.75 + 19.66% (d)	19.18%	06/15/36	54,988
1,132,497	Series 2009-3542, Class ZP	5.00%	06/15/39	1,270,009
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	212,229
689,636	Series 2009-3563, Class ZP	5.00%	08/15/39	908,224
2,757,273	Series 2009-3572, Class JS, IO, 1 Mo. LIBOR × -1 + 6.80% (d)	6.63%	09/15/39	464,055
30,773	Series 2009-3585, Class QZ	5.00%	08/15/39	43,192
179,005	Series 2009-3587, Class FX, 1 Mo. LIBOR (a)	0.17%	12/15/37	166,482
900,963	Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)	0.67%	03/15/36	904,069
2,237,463	Series 2009-3605, Class NC	5.50%	06/15/37	2,605,519
500,000	Series 2010-3622, Class PB	5.00%	01/15/40	589,948
661,476	Series 2010-3632, Class BS, 1 Mo. LIBOR × -3.33 + 17.50% (d)	16.92%	02/15/40	993,014
574	Series 2010-3637, Class LJ	3.50%	02/15/25	575
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	122,522
661,000	Series 2010-3667, Class PL	5.00%	05/15/40	756,310
18,250	Series 2010-3687, Class HB	2.50%	07/15/38	18,254
53,456	Series 2010-3688, Class HI, IO	5.00%	11/15/21	743
104,641	Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)	0.77%	07/15/40	105,482
1,732,118	Series 2010-3704, Class ED	4.00%	12/15/36	1,807,662
400,000	Series 2010-3714, Class PB	4.75%	08/15/40	505,864
8,984	Series 2010-3716, Class PC	2.50%	04/15/38	9,039
41,348	Series 2010-3722, Class AI, IO (f)	3.50%	09/15/20	55
723,596	Series 2010-3726, Class BI, IO	6.00%	07/15/30	5,810
890,123	Series 2010-3735, Class IK, IO	3.50%	10/15/25	43,661
139,564	Series 2010-3735, Class JI, IO	4.50%	10/15/30	16,549
28,018	Series 2010-3739, Class MB	4.00%	06/15/37	28,204
514,066	Series 2010-3740, Class SC, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	10/15/40	95,236
122,850	Series 2010-3755, Class AI, IO (f)	3.50%	11/15/20	401
377,395	Series 2010-3764, Class QA	4.00%	10/15/29	380,249
76,897	Series 2010-3770, Class GZ	4.50%	10/15/40	115,270

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$13,810	Series 2010-3773, Class PH	2.50%	06/15/25	$13,818
15,740	Series 2010-3775, Class LD	3.00%	12/15/20	15,770
45,739	Series 2010-3775, Class LI, IO (f)	3.50%	12/15/20	158
312,000	Series 2010-3780, Class AV	4.00%	04/15/31	349,016
153,795	Series 2011-3795, Class ED	3.00%	10/15/39	158,183
600,000	Series 2011-3796, Class PB	5.00%	01/15/41	736,084
336,816	Series 2011-3819, Class ZQ	6.00%	04/15/36	401,885
3,369,611	Series 2011-3820, Class GZ	5.00%	03/15/41	4,209,429
300,000	Series 2011-3820, Class NC	4.50%	03/15/41	359,773
175,650	Series 2011-3827, Class BM	5.50%	08/15/39	178,218
153,801	Series 2011-3828, Class SY, 1 Mo. LIBOR × -3 + 13.20% (d)	12.68%	02/15/41	284,476
1,508,693	Series 2011-3841, Class JZ	5.00%	04/15/41	1,757,915
103,547	Series 2011-3842, Class BS, 1 Mo. LIBOR × -5 + 22.75% (d)	21.89%	04/15/41	259,478
300,000	Series 2011-3844, Class PC	5.00%	04/15/41	377,632
1,189,706	Series 2011-3852, Class SW, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	05/15/41	219,242
3,033,467	Series 2011-3860, Class PZ	5.00%	05/15/41	3,707,499
525,000	Series 2011-3890, Class ME	5.00%	07/15/41	659,774
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,757,927
1,697,837	Series 2011-3925, Class ZD	4.50%	09/15/41	2,234,711
968,301	Series 2011-3926, Class SH, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	6.38%	05/15/40	77,677
277,091	Series 2011-3935, Class LI, IO	3.00%	10/15/21	2,891
16,230,569	Series 2011-3954, Class GS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	11/15/41	3,392,410
5,793	Series 2011-3954, Class JE	5.00%	08/15/29	5,793
890,576	Series 2011-3956, Class KI, IO	3.00%	11/15/21	11,890
323,348	Series 2011-3960, Class BU	3.50%	02/15/30	327,345
300,280	Series 2011-3968, Class AI, IO	3.00%	12/15/21	3,965
802,062	Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	08/15/42	153,990
24,099,519	Series 2012-272, Class PO, PO, STRIPS	(b)	08/15/42	23,108,171
18,591,178	Series 2012-276, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	09/15/42	3,947,261
94,428	Series 2012-278, Class F1, STRIPS, 1 Mo. LIBOR + 0.45% (a)	0.62%	09/15/42	95,809
727,137	Series 2012-3994, Class AI, IO	3.00%	02/15/22	10,667
832,486	Series 2012-3999, Class WA (e)	5.39%	08/15/40	960,419
1,678,000	Series 2012-4000, Class PY	4.50%	02/15/42	2,011,220
535,935	Series 2012-4002, Class DE	2.50%	03/15/30	538,138
59,000	Series 2012-4012, Class GC	3.50%	06/15/40	62,899
35,038	Series 2012-4015, Class KB	1.75%	05/15/41	35,958
755,425	Series 2012-4021, Class IP, IO	3.00%	03/15/27	40,296
1,040,228	Series 2012-4026, Class GZ	4.50%	04/15/42	1,387,159
1,440,912	Series 2012-4030, Class IL, IO	3.50%	04/15/27	90,558
183,253	Series 2012-4038, Class CS, 1 Mo. LIBOR × -3 + 12.00% (d)	11.49%	04/15/42	223,585
1,136,863	Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (a)	0.57%	07/15/37	1,137,292
2,568,231	Series 2012-4054, Class AI, IO	3.00%	04/15/27	154,328
31,762,611	Series 2012-4057, Class ZA	4.00%	06/15/42	36,645,919
3,979,345	Series 2012-4057, Class ZC	3.50%	06/15/42	4,363,896
2,599,314	Series 2012-4077, Class TS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	05/15/41	485,771
607,069	Series 2012-4090, Class YZ	4.50%	08/15/42	857,664
54,184	Series 2012-4097, Class ES, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.93%	08/15/42	10,874
5,307,941	Series 2012-4097, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.88%	08/15/42	1,110,741
1,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	1,738,599

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$529,501	Series 2012-4103, Class HI, IO	3.00%	09/15/27	$35,523
64,129	Series 2012-4116, Class AS, IO, 1 Mo. LIBOR × -1 + 6.15% (d)	5.98%	10/15/42	13,065
2,742,467	Series 2012-4121, Class HI, IO	3.50%	10/15/27	205,464
2,661,088	Series 2012-4132, Class AI, IO	4.00%	10/15/42	415,122
708,621	Series 2012-4136, Class TU, IO, 1 Mo. LIBOR × -22.50 + 139.50%, 4.50% Cap (d)	4.50%	08/15/42	127,297
629,991	Series 2012-4145, Class YI, IO	3.00%	12/15/27	39,649
619,074	Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	01/15/43	134,500
688,887	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	53,086
10,555,410	Series 2013-303, Class C12, IO, STRIPS	4.00%	12/15/32	1,152,855
23,836,405	Series 2013-303, Class C33, IO, STRIPS	4.50%	01/15/43	3,863,766
6,011,275	Series 2013-304, Class C19, IO, STRIPS	5.00%	06/15/42	1,269,532
581,810	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	32,543
2,799,043	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	144,870
22,849,530	Series 2013-311, Class PO, PO, STRIPS	(b)	08/15/43	21,520,338
3,373,125	Series 2013-4151, Class DI, IO	3.50%	11/15/31	199,128
6,090,376	Series 2013-4154, Class IB, IO	3.50%	01/15/28	464,759
15,778,585	Series 2013-4170, Class CO, PO	(b)	11/15/32	15,511,589
655,000	Series 2013-4176, Class HE	4.00%	03/15/43	841,302
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	835,385
3,051,692	Series 2013-4184, Class GZ	3.00%	03/15/43	3,081,574
6,818,878	Series 2013-4193, Class AI, IO	3.00%	04/15/28	490,221
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	1,077,069
18,855,892	Series 2013-4194, Class GI, IO	4.00%	04/15/43	2,806,583
5,989,587	Series 2013-4203, Class US, 1 Mo. LIBOR × -1.50 + 6.00% (d)	5.74%	05/15/33	6,550,017
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	585,851
1,724,999	Series 2013-4213, Class MZ	4.00%	06/15/43	1,987,218
391,440	Series 2013-4226, Class NS, 1 Mo. LIBOR × -3 + 10.50% (d)	9.99%	01/15/43	486,019
551,598	Series 2013-4239, Class IO, IO	3.50%	06/15/27	35,883
1,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	1,883,574
877,343	Series 2013-4261, Class GS, 1 Mo. LIBOR × -2.75 + 10.98% (d)	10.50%	01/15/41	1,249,019
1,065,523	Series 2013-4265, Class IB, IO	4.50%	12/15/24	62,519
37,631	Series 2013-4270, Class AP	2.50%	04/15/40	37,684
217,052	Series 2014-4300, Class IM, IO	3.00%	03/15/37	10,226
1,265,610	Series 2014-4314, Class CI, IO	6.00%	03/15/44	304,157
1,242,665	Series 2014-4316, Class XZ	4.50%	03/15/44	1,486,590
191,419	Series 2014-4318, Class CI, IO	4.00%	03/15/22	2,558
14,111,057	Series 2014-4329, Class VZ	4.00%	04/15/44	15,864,460
822,096	Series 2014-4332, Class PO, PO	(b)	01/15/33	819,899
268,266	Series 2014-4337, Class TV	4.00%	10/15/45	269,300
5,642,286	Series 2014-4347, Class YT	3.50%	06/15/44	6,292,080
15,146,187	Series 2014-4375, Class MZ	3.50%	08/15/44	17,541,035
6,130,418	Series 2014-4387, Class IE, IO	2.50%	11/15/28	354,599
29,743,614	Series 2015-4483, Class ZX	4.15%	06/15/44	34,809,136
1,078,720	Series 2015-4503, Class MI, IO	5.00%	08/15/45	214,963
923,954	Series 2015-4512, Class W (c) (e)	5.40%	05/15/38	1,059,652
167,808	Series 2015-4520, Class AI, IO	3.50%	10/15/35	16,302
543,790	Series 2015-4522, Class JZ	2.00%	01/15/45	577,112
17,167,636	Series 2015-4532, Class ZX	4.00%	09/15/45	20,168,982
255,420	Series 2016-4546, Class PZ	4.00%	12/15/45	343,888

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$432,363	Series 2016-4546, Class ZT	4.00%	01/15/46	$578,772
132,717	Series 2016-4568, Class MZ	4.00%	04/15/46	180,787
18,470,606	Series 2016-4570, Class ST, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	04/15/46	4,329,612
7,116,295	Series 2016-4572, Class LI, IO	4.00%	08/15/45	1,005,830
13,589,846	Series 2016-4582, Class GZ	3.75%	03/15/52	15,904,172
33,232,214	Series 2016-4585, Class DS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	05/15/46	7,923,480
6,519,580	Series 2016-4587, Class ZH, steps up 07/15/21 to 4.00% (g)	3.75%	03/15/44	7,914,481
2,751,801	Series 2016-4591, Class GI, IO	4.00%	12/15/44	364,655
1,499,171	Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)	0.67%	11/15/41	1,511,536
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	958,374
379,901	Series 2016-4605, Class KS, 1 Mo. LIBOR × -1.57 + 4.71% (d)	4.44%	08/15/43	434,989
1,078,391	Series 2016-4609, Class YI, IO	4.00%	04/15/54	36,980
474,328	Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)	1.27%	11/15/37	483,808
1,259,392	Series 2016-4615, Class GT, 1 Mo. LIBOR × -4 + 16.00%, 4.00% Cap (d)	4.00%	10/15/42	1,315,764
26,187,236	Series 2016-4619, Class IB, IO (f)	4.00%	12/15/47	856,757
3,584,417	Series 2016-4641, Class DI, IO	5.00%	05/15/41	553,197
8,404,689	Series 2017-4649, Class AZ	3.50%	05/15/46	9,447,880
1,173,000	Series 2017-4650, Class JH	3.00%	01/15/47	1,372,942
10,509,537	Series 2017-4660, Class PO, PO	(b)	01/15/33	9,531,853
83,610,407	Series 2017-4673, Class WZ	3.50%	04/15/47	93,780,459
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	662,944
11,170,285	Series 2017-4682, Class KZ	3.50%	09/15/46	12,633,403
7,199,939	Series 2018-4774, Class SL, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	6.03%	04/15/48	1,204,545
21,953,145	Series 2018-4778, Class DZ	4.00%	04/15/48	25,249,971
2,618,418	Series 2018-4780, Class VA	4.00%	05/15/29	2,836,150
6,199,722	Series 2018-4780, Class Z	4.00%	01/15/48	7,210,961
5,887,912	Series 2018-4790, Class IO, IO	4.50%	05/15/48	993,928
83,632,579	Series 2018-4790, Class Z	4.00%	05/15/48	91,714,965
9,924,000	Series 2018-4826, Class ME	3.50%	09/15/48	10,850,596
3,517,000	Series 2018-4833, Class PY	4.00%	10/15/48	3,958,937
11,912,353	Series 2018-4851, Class PO, PO	(b)	08/15/57	10,421,481
6,607,985	Series 2018-4855, Class AZ	4.00%	08/15/48	7,387,541
10,251,804	Series 2018-4857, Class ZB	4.50%	01/15/49	11,682,111
26,126,000	Series 2018-4858, Class EK	4.00%	01/15/49	28,423,656
2,983,168	Series 2019-4872, Class BZ	4.00%	04/15/49	3,791,842
13,155,461	Series 2019-4910, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.88%	06/15/49	2,199,067
23,076,448	Series 2019-4938, Class BS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	12/25/49	3,094,466
19,654,359	Series 2019-4943, Class NS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	01/25/50	3,064,582
76,453,032	Series 2020-4973, Class IK, IO	5.00%	05/25/50	13,238,271
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	806,175
10,211,999	Series 2020-4988, Class IJ, IO	4.50%	12/15/47	1,759,354
12,687,610	Series 2020-5000, Class ZE	1.00%	07/25/50	12,560,734
	Federal National Mortgage Association
4	Series 1990-108, Class G	7.00%	09/25/20	4
33	Series 1991-30, Class PN	9.00%	10/25/21	33
114,555	Series 1992-38, Class GZ	7.50%	07/25/22	120,311
16	Series 1992-44, Class ZQ	8.00%	07/25/22	17
3,617	Series 1992-185, Class ZB	7.00%	10/25/22	3,791
667	Series 1993-3, Class K	7.00%	02/25/23	694
8,806	Series 1993-39, Class Z	7.50%	04/25/23	9,314

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,077	Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury Rate - 0.20% (a)	0.32%	04/25/23	$1,067
116,671	Series 1993-169, Class L	6.50%	09/25/23	124,483
36,467	Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury Rate × -2.17 + 21.99% (d)	20.50%	09/25/23	44,306
29,031	Series 1993-214, Class 2, IO, STRIPS	7.50%	03/25/23	2,074
235,844	Series 1993-222, Class 2, IO, STRIPS	7.00%	06/25/23	17,565
17,029	Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)	0.78%	12/25/23	16,921
171,071	Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)	1.68%	04/25/24	173,375
44,196	Series 1996-51, Class AY, IO	7.00%	12/18/26	5,971
102,640	Series 1998-37, Class VZ	6.00%	06/17/28	109,179
579,345	Series 2000-45, Class SD, IO, 1 Mo. LIBOR × -1 + 7.95% (d)	7.76%	12/18/30	78,505
259	Series 2001-8, Class SE, IO, 1 Mo. LIBOR × -1 + 8.60% (d)	8.42%	02/17/31	5
105,750	Series 2001-34, Class SR, IO, 1 Mo. LIBOR × -1 + 8.10% (d)	7.91%	08/18/31	10,406
3,037	Series 2001-42, Class SB, 1 Mo. LIBOR × -16 + 128.00%, 8.50% Cap (d)	8.50%	09/25/31	3,494
179,014	Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a)	0.59%	09/18/31	179,100
9,033	Series 2002-22, Class G	6.50%	04/25/32	10,757
105,292	Series 2002-30, Class Z	6.00%	05/25/32	123,533
66,583	Series 2002-80, Class CZ	4.50%	09/25/32	82,577
115,035	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	24,176
115,569	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	22,726
299,279	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	59,038
36,785	Series 2003-14, Class AT	4.00%	03/25/33	38,768
93,749	Series 2003-21, Class OA	4.00%	03/25/33	101,058
109,626	Series 2003-32, Class UI, IO	6.00%	05/25/33	21,742
509,778	Series 2003-45, Class JB	5.50%	06/25/33	592,323
51,077	Series 2003-52, Class NA	4.00%	06/25/23	51,974
4,395,089	Series 2003-61, Class MZ	5.00%	08/25/33	4,879,911
29,848	Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)	0.47%	11/25/27	29,744
1,894,019	Series 2003-63, Class IP, IO	6.00%	07/25/33	368,945
355,000	Series 2003-71, Class NH	4.29%	08/25/33	431,508
623,242	Series 2003-75, Class GI, IO	5.00%	08/25/23	19,540
172,506	Series 2003-109, Class YB	6.00%	11/25/33	212,437
184,012	Series 2003-339, Class 12, IO, STRIPS	6.00%	06/25/33	33,279
385,544	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	51,453
326,551	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	64,350
64,826	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	13,975
86,504	Series 2003-348, Class 18, IO, STRIPS (e)	7.50%	12/25/33	19,543
94,124	Series 2003-W3, Class 2A5	5.36%	06/25/42	109,189
919,642	Series 2003-W6, Class 1A41	5.40%	10/25/42	1,063,116
34,419	Series 2003-W10, Class 1A4	4.51%	06/25/43	39,004
596,649	Series 2003-W12, Class 1A8	4.55%	06/25/43	668,924
292,340	Series 2004-10, Class ZB	6.00%	02/25/34	341,007
927,306	Series 2004-18, Class EZ	6.00%	04/25/34	1,099,835
336,099	Series 2004-25, Class LC	5.50%	04/25/34	396,662
362,494	Series 2004-25, Class UC	5.50%	04/25/34	432,382
39,028	Series 2004-28, Class ZH	5.50%	05/25/34	55,849
610,039	Series 2004-60, Class AC	5.50%	04/25/34	702,465
12,889	Series 2004-W9, Class 1A3	6.05%	02/25/44	15,011
1,483,122	Series 2004-W10, Class A6	5.75%	08/25/34	1,708,874
2,638,244	Series 2005-2, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.43%	02/25/35	555,225

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$536,705	Series 2005-2, Class TB, IO, 1 Mo. LIBOR × -1 + 5.90%, 0.40% Cap (d)	0.40%	07/25/33	$6,215
53,729	Series 2005-29, Class ZT	5.00%	04/25/35	71,572
115,234	Series 2005-40, Class SA, IO, 1 Mo. LIBOR × -1 + 6.70% (d)	6.53%	05/25/35	22,462
267,292	Series 2005-52, Class TZ	6.50%	06/25/35	411,327
976,187	Series 2005-57, Class KZ	6.00%	07/25/35	1,337,398
12,916	Series 2005-67, Class SC, 1 Mo. LIBOR × -2.15 + 14.41% (d)	14.04%	08/25/35	17,894
62,300	Series 2005-79, Class NS, IO, 1 Mo. LIBOR × -1 + 6.09% (d)	5.92%	09/25/35	13,151
6,351,151	Series 2005-86, Class WZ	5.50%	10/25/35	7,248,967
19,268	Series 2005-87, Class SC, 1 Mo. LIBOR × -1.67 + 13.83% (d)	13.55%	10/25/35	28,282
34,737	Series 2005-90, Class ES, 1 Mo. LIBOR × -2.50 + 16.88% (d)	16.45%	10/25/35	50,219
50,770	Series 2005-95, Class WZ	6.00%	11/25/35	80,007
46,273	Series 2005-102, Class DS, 1 Mo. LIBOR × -2.75 + 19.80% (d)	19.33%	11/25/35	61,567
657,193	Series 2005-104, Class UE	5.50%	12/25/35	780,205
187,987	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	27,954
537,188	Series 2005-359, Class 12, IO, STRIPS	5.50%	10/25/35	105,508
150,360	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	32,752
82,946	Series 2005-W1, Class 1A2	6.50%	10/25/44	100,173
42,260	Series 2006-5, Class 2A2 (c)	3.32%	02/25/35	45,286
33,968,123	Series 2006-5, Class N2, IO (c)	0.00%	02/25/35	340
80,927	Series 2006-15, Class IS, IO, 1 Mo. LIBOR × -1 + 6.58% (d)	6.41%	03/25/36	17,959
1,773,347	Series 2006-20, Class PI, IO, 1 Mo. LIBOR × -1 + 6.68% (d)	6.51%	11/25/30	236,017
23,463	Series 2006-31, Class PZ	6.00%	05/25/36	37,326
67,627	Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)	0.62%	06/25/36	67,921
2,118,350	Series 2006-42, Class EI, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	6.38%	06/25/36	387,055
557,381	Series 2006-59, Class SL, IO, 1 Mo. LIBOR × -1 + 6.57% (d)	6.40%	07/25/36	102,958
755,078	Series 2006-80, Class PH	6.00%	08/25/36	899,565
17,235	Series 2006-84, Class PK	5.50%	02/25/36	17,234
101,918	Series 2006-85, Class MZ	6.50%	09/25/36	119,492
2,713,564	Series 2006-110, Class PI, IO	5.50%	11/25/36	560,092
2,890,531	Series 2006-116, Class ES, IO, 1 Mo. LIBOR × -1 + 6.65% (d)	6.48%	12/25/36	622,531
264,282	Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)	0.52%	12/25/36	264,504
2,838,145	Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)	0.24%	12/25/36	2,822,664
1,380	Series 2006-126, Class DZ	5.50%	01/25/37	1,478
6,812	Series 2006-378, Class 31, IO, STRIPS (f)	4.50%	06/25/21	24
313,274	Series 2007-7, Class KA	5.75%	08/25/36	399,855
35,578	Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)	0.50%	04/25/37	35,604
878,038	Series 2007-28, Class ZA	6.00%	04/25/37	995,338
61,301	Series 2007-32, Class KT	5.50%	04/25/37	72,496
777,800	Series 2007-57, Class ZG	4.75%	06/25/37	974,441
505,708	Series 2007-60, Class ZS	4.75%	07/25/37	690,052
505,051	Series 2007-68, Class AE	6.50%	07/25/37	666,810
501,949	Series 2007-116, Class PB	5.50%	08/25/35	589,781
199,411	Series 2007-117, Class MD	5.50%	07/25/37	217,427
4,870,921	Series 2007-W10, Class 3A (c)	3.57%	06/25/47	5,202,424
119,728	Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a)	0.72%	02/25/38	113,714
18,658	Series 2008-8, Class ZA	5.00%	02/25/38	22,972
8,720	Series 2008-16, Class AB	5.50%	12/25/37	8,805
18,533	Series 2008-17, Class IP, IO	6.50%	02/25/38	2,489
325,442	Series 2008-65, Class PE	5.75%	08/25/38	382,906
1,060,238	Series 2008-389, Class 4, IO, STRIPS	6.00%	03/25/38	193,115
18,667	Series 2009-10, Class AB	5.00%	03/25/24	19,426

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,214,095	Series 2009-11, Class PI, IO	5.50%	03/25/36	$244,788
21,827	Series 2009-14, Class BS, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.08%	03/25/24	731
71,494	Series 2009-47, Class PE	4.00%	07/25/39	73,077
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	5,574,056
849,852	Series 2009-64, Class ZD	8.00%	08/25/39	1,078,052
140,867	Series 2009-69, Class PO, PO	(b)	09/25/39	133,484
4,072,804	Series 2009-85, Class J	4.50%	10/25/39	4,620,540
349,913	Series 2009-91, Class HL	5.00%	11/25/39	381,131
97,000	Series 2009-92, Class DB	5.00%	11/25/39	122,411
721,408	Series 2009-103, Class PZ	6.00%	12/25/39	1,094,039
304,685	Series 2009-106, Class SN, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.08%	01/25/40	61,119
251,642	Series 2009-109, Class PZ	4.50%	01/25/40	319,036
98,488	Series 2009-115, Class HZ	5.00%	01/25/40	104,721
1,753,535	Series 2009-397, Class 2, IO, STRIPS	5.00%	09/25/39	300,788
453,521	Series 2009-398, Class C13, IO, STRIPS	4.00%	06/25/24	23,139
1,350,000	Series 2010-2, Class LC	5.00%	02/25/40	1,650,541
181,091	Series 2010-3, Class DZ	4.50%	02/25/40	233,539
257,471	Series 2010-21, Class KO, PO	(b)	03/25/40	246,380
500,000	Series 2010-35, Class EP	5.50%	04/25/40	645,139
116,310	Series 2010-35, Class SJ, 1 Mo. LIBOR × -3.33 + 17.67% (d)	17.09%	04/25/40	165,668
400,000	Series 2010-38, Class KC	4.50%	04/25/40	467,872
496,000	Series 2010-45, Class WB	5.00%	05/25/40	585,232
53,713	Series 2010-49, Class SC, 1 Mo. LIBOR × -2 + 12.66% (d)	12.32%	03/25/40	74,054
551,576	Series 2010-68, Class BI, IO	5.50%	07/25/50	114,078
57,509	Series 2010-75, Class MT (c)	2.50%	12/25/39	60,678
2,517	Series 2010-106, Class BI, IO (f)	3.50%	09/25/20	0
614,228	Series 2010-110, Class KI, IO	5.50%	10/25/25	32,283
311,145	Series 2010-115, Class PO, PO	(b)	04/25/40	299,085
49,518	Series 2010-120, Class PD	4.00%	02/25/39	49,561
381,812	Series 2010-129, Class SM, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	11/25/40	53,179
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	3,478,351
217	Series 2010-145, Class PE	3.25%	10/25/24	218
2,652,616	Series 2010-147, Class KS, IO, 1 Mo. LIBOR × -1 + 5.95% (d)	5.78%	01/25/41	359,441
381,822	Series 2011-9, Class AZ	5.00%	05/25/40	424,223
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	2,176,427
6,141	Series 2011-17, Class CD	2.00%	03/25/21	6,149
49,129	Series 2011-17, Class CJ	2.75%	03/25/21	49,254
222,398	Series 2011-30, Class LS, IO (e)	3.03%	04/25/41	14,065
482,434	Series 2011-30, Class MD	4.00%	02/25/39	483,050
119,484	Series 2011-30, Class ZB	5.00%	04/25/41	150,134
688,451	Series 2011-47, Class AI, IO	5.50%	01/25/40	9,404
335,440	Series 2011-52, Class GB	5.00%	06/25/41	387,921
108,312	Series 2011-60, Class OA, PO	(b)	08/25/39	101,033
27,700	Series 2011-72, Class TI, IO	4.00%	09/25/40	367
2,797,367	Series 2011-73, Class PI, IO	4.50%	05/25/41	213,759
376,886	Series 2011-74, Class TQ, IO, 1 Mo. LIBOR × -6.43 + 55.93%, 4.50% Cap (d)	4.50%	12/25/33	45,419
63,448	Series 2011-75, Class BL	3.50%	08/25/21	63,983
114,185	Series 2011-86, Class DI, IO	3.50%	09/25/21	1,702
2,561,725	Series 2011-87, Class YI, IO	5.00%	09/25/41	483,648
602	Series 2011-90, Class QI, IO	5.00%	05/25/34	0
4,701,733	Series 2011-101, Class EI, IO	3.50%	10/25/26	230,809

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$750,000	Series 2011-105, Class MB	4.00%	10/25/41	$856,247
1,623,656	Series 2011-111, Class PZ	4.50%	11/25/41	2,133,198
14,873	Series 2011-113, Class GA	2.00%	11/25/21	14,941
1,191,318	Series 2011-118, Class IC, IO	3.50%	11/25/21	15,143
7,699,107	Series 2011-123, Class JS, IO, 1 Mo. LIBOR × -1 + 6.65% (d)	6.48%	03/25/41	1,353,296
12,134,009	Series 2011-123, Class ZP	4.50%	12/25/41	14,726,330
751,484	Series 2011-137, Class AI, IO	3.00%	01/25/22	10,783
1,167,613	Series 2011-145, Class IO, IO	3.00%	01/25/22	15,951
365,618	Series 2012-8, Class TI, IO	3.00%	10/25/21	4,427
12,595,396	Series 2012-15, Class PZ	4.00%	03/25/42	14,958,673
1,727,355	Series 2012-28, Class PT	4.00%	03/25/42	1,930,583
776,952	Series 2012-39, Class PB	4.25%	04/25/42	984,967
186,287	Series 2012-52, Class BZ	4.00%	05/25/42	201,214
1,662,062	Series 2012-53, Class CI, IO	3.00%	05/25/22	27,508
1,179,943	Series 2012-65, Class IO, IO	5.50%	07/25/40	228,534
298,588	Series 2012-66, Class DI, IO	3.50%	06/25/27	20,360
129,804	Series 2012-79, Class QA	2.00%	03/25/42	130,310
1,035,334	Series 2012-101, Class AI, IO	3.00%	06/25/27	46,953
7,281,191	Series 2012-103, Class HI, IO	3.00%	09/25/27	420,254
354,803	Series 2012-111, Class B	7.00%	10/25/42	428,871
5,019,806	Series 2012-118, Class DI, IO	3.50%	01/25/40	231,980
324,476	Series 2012-118, Class IB, IO	3.50%	11/25/42	47,245
17,896,895	Series 2012-122, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.93%	11/25/42	3,504,831
435,138	Series 2012-133, Class KO, PO	(b)	12/25/42	344,932
1,789,666	Series 2012-134, Class GI, IO	4.50%	03/25/29	84,013
761,893	Series 2012-138, Class MA	1.00%	12/25/42	760,243
3,522,947	Series 2012-146, Class QA	1.00%	01/25/43	3,451,322
531,120	Series 2012-409, Class 49, IO, STRIPS (e)	3.50%	11/25/41	64,082
743,427	Series 2012-409, Class 53, IO, STRIPS (e)	3.50%	04/25/42	90,623
2,043,210	Series 2012-409, Class C17, IO, STRIPS	4.00%	11/25/41	278,203
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	732,474
775,720	Series 2013-13, Class IK, IO	2.50%	03/25/28	39,305
152,161	Series 2013-22, Class TS, 1 Mo. LIBOR × -1.50 + 6.08% (d)	5.82%	03/25/43	171,062
47,456	Series 2013-23, Class ZB	3.00%	03/25/43	50,999
750,000	Series 2013-41, Class DB	3.00%	05/25/43	859,432
1,829,827	Series 2013-43, Class IX, IO	4.00%	05/25/43	352,451
603,913	Series 2013-51, Class PI, IO	3.00%	11/25/32	52,400
921,591	Series 2013-52, Class MD	1.25%	06/25/43	917,717
7,742,990	Series 2013-54, Class LI, IO	7.00%	11/25/34	1,737,087
1,108,086	Series 2013-55, Class AI, IO	3.00%	06/25/33	105,169
5,926,255	Series 2013-67, Class IL, IO	6.50%	07/25/43	1,269,383
123,644	Series 2013-70, Class JZ	3.00%	07/25/43	139,220
244,635	Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)	0.42%	07/25/42	244,753
367,157	Series 2013-94, Class CA	3.50%	08/25/38	371,709
126,047	Series 2013-103, Class IO, IO	3.50%	03/25/38	4,411
379,979	Series 2013-105, Class BN	4.00%	05/25/43	455,356
306,229	Series 2013-105, Class KO, PO	(b)	10/25/43	295,659
195,852	Series 2013-106, Class KN	3.00%	10/25/43	224,428
108,838	Series 2013-117, Class AC	2.50%	04/25/36	108,835
451,755	Series 2013-128, Class PO, PO	(b)	12/25/43	403,928
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	1,264,232
4,031,826	Series 2013-417, Class C21, IO, STRIPS	4.00%	12/25/42	634,011

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$7,024,381	Series 2013-418, Class C1, IO, STRIPS	3.50%	08/25/43	$940,513
205,818	Series 2014-29, Class GI, IO	3.00%	05/25/29	12,745
6,963,678	Series 2014-44, Class NI, IO	4.50%	08/25/29	404,315
1,366,917	Series 2014-46, Class KA (e)	4.97%	08/25/44	1,543,460
281,292	Series 2014-68, Class GI, IO	4.50%	10/25/43	30,326
550,277	Series 2014-82, Class GZ	4.00%	12/25/44	716,253
1,623,852	Series 2014-84, Class LI, IO	3.50%	12/25/26	80,856
292,551	Series 2014-91, Class PB	3.00%	02/25/38	293,871
875,000	Series 2015-16, Class MY	3.50%	04/25/45	1,105,843
8,000,000	Series 2015-19, Class JB	3.50%	04/25/45	9,327,933
398,876	Series 2015-38, Class GI, IO	3.00%	09/25/43	17,544
17,105,472	Series 2015-40, Class AI, IO	6.00%	05/25/37	3,729,752
2,109,777	Series 2015-76, Class BI, IO	4.00%	10/25/39	142,480
10,506,004	Series 2015-80, Class HZ	3.50%	11/25/45	11,719,460
428,745	Series 2015-93, Class KI, IO	3.00%	09/25/44	25,173
6,300,537	Series 2015-97, Class AI, IO	4.00%	09/25/41	349,355
5,334,146	Series 2016-2, Class EZ	2.50%	02/25/46	5,698,373
28,819,707	Series 2016-40, Class MS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	07/25/46	6,900,507
11,534,220	Series 2016-44, Class Z	3.50%	07/25/46	12,965,371
12,783,102	Series 2016-62, Class SB, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.93%	09/25/46	2,464,392
1,324,315	Series 2016-71, Class NI, IO	3.50%	04/25/46	173,286
10,702,277	Series 2016-73, Class PI, IO	3.00%	08/25/46	1,054,824
547,729	Series 2016-74, Class HI, IO	3.50%	10/25/46	81,867
561,653	Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)	0.59%	11/25/46	561,741
1,460,317	Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)	0.57%	11/25/46	1,456,874
14,948,544	Series 2017-18, Class AS, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.88%	03/25/47	3,471,182
597,364	Series 2017-46, Class BY	3.00%	06/25/47	686,467
8,482,721	Series 2017-49, Class ZJ	4.00%	07/25/57	10,696,881
11,462,982	Series 2017-50, Class BZ	3.00%	07/25/47	12,911,136
33,325,332	Series 2017-54, Class IG, IO	4.00%	07/25/47	4,293,069
13,670,641	Series 2017-65, Class SA, IO, 1 Mo. LIBOR × -1 + 5.90%, 5.00% Cap (d)	5.00%	09/25/47	1,972,986
3,753,909	Series 2017-84, Class ZK	3.50%	10/25/57	4,448,733
6,376,609	Series 2017-87, Class GI, IO	4.00%	06/25/44	1,014,498
1,978,126	Series 2017-87, Class ZA	4.00%	11/25/57	2,513,162
2,401,660	Series 2018-17, Class Z	3.50%	03/25/48	2,993,789
28,446,282	Series 2018-76, Class ZL	4.00%	10/25/58	35,116,059
12,557,063	Series 2018-86, Class DL	3.50%	12/25/48	13,828,400
10,197,966	Series 2018-92, Class DA	3.50%	11/25/46	10,582,865
3,957,386	Series 2018-92, Class DB	3.50%	01/25/49	4,400,792
5,632,995	Series 2018-94, Class AZ	4.00%	01/25/49	6,479,107
19,821,701	Series 2019-8, Class DY	3.50%	03/25/49	21,026,944
18,690,413	Series 2019-12, Class HY	3.50%	04/25/59	22,771,128
7,586,110	Series 2019-17, Class GZ	4.00%	11/25/56	9,483,289
13,844,501	Series 2019-21, Class BL	4.00%	05/25/59	17,652,129
29,074,389	Series 2019-26, Class GA	3.50%	06/25/49	31,073,398
12,706,725	Series 2019-27, Class HA	3.00%	06/25/49	13,313,665
16,182,080	Series 2019-29, Class HT	3.00%	06/25/49	16,979,293
17,968,982	Series 2019-34, Class JA	3.00%	07/25/49	19,003,000
30,906,467	Series 2019-34, Class LA	3.00%	07/25/49	32,448,316
13,011,750	Series 2019-37, Class A	3.00%	07/25/49	13,745,171
24,644,927	Series 2019-41, Class SN, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.88%	08/25/49	4,631,901

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$7,805,000	Series 2019-45, Class BU	3.00%	08/25/49	$8,871,613
30,187,713	Series 2019-57, Class JA	2.50%	10/25/49	31,169,022
17,893,963	Series 2019-59, Class PT	2.50%	10/25/49	18,578,332
28,427,877	Series 2019-66, Class C	3.00%	11/25/49	29,986,944
48,435,312	Series 2019-68, Class KP	2.50%	11/25/49	50,915,902
39,335,753	Series 2019-70, Class WA, PO	(b)	11/25/42	36,548,921
23,839,665	Series 2020-1, Class LA	4.00%	02/25/60	30,955,259
40,387,779	Series 2020-9, Class SJ, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.83%	02/25/50	5,275,916
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	4,209,604
59,685,098	Series 2020-34, Class AI, IO	3.50%	06/25/35	5,953,744
22,790,065	Series 2020-37, Class QI, IO	4.50%	06/25/50	4,031,560
7,998,263	Series 2020-44, Class QZ	1.00%	07/25/50	7,945,137
8,190,008	Series 2020-44, Class ZQ	0.75%	07/25/50	8,112,196
	Government National Mortgage Association
32,091	Series 2001-60, Class PZ	6.00%	12/20/31	32,082
171,853	Series 2002-72, Class ZB	6.00%	10/20/32	175,658
320,646	Series 2002-75, Class PJ	5.50%	11/20/32	334,407
277,368	Series 2003-4, Class MZ	5.50%	01/20/33	301,541
408,064	Series 2003-11, Class SM, IO, 1 Mo. LIBOR × -1 + 7.70% (d)	7.52%	02/16/33	1,354
495,205	Series 2003-18, Class PG	5.50%	03/20/33	547,655
1,344,951	Series 2003-35, Class TZ	5.75%	04/16/33	1,464,708
239,733	Series 2003-42, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.42%	07/16/31	8,568
1,046,265	Series 2003-42, Class SH, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	6.36%	05/20/33	35,970
114,380	Series 2003-62, Class MZ	5.50%	07/20/33	136,929
291,081	Series 2003-84, Class Z	5.50%	10/20/33	332,527
155,317	Series 2004-37, Class B	6.00%	04/17/34	179,183
482,238	Series 2004-49, Class MZ	6.00%	06/20/34	580,230
65,943	Series 2004-68, Class ZC	6.00%	08/20/34	75,910
81,932	Series 2004-71, Class ST, 1 Mo. LIBOR × -6.25 + 44.50%, 7.00% Cap (d)	7.00%	09/20/34	90,255
134,109	Series 2004-83, Class AK, 1 Mo. LIBOR × -3 + 16.49% (d)	15.96%	10/16/34	181,461
633,339	Series 2004-88, Class SM, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.92%	10/16/34	91,685
59,133	Series 2004-92, Class AK, 1 Mo. LIBOR × -3 + 16.50% (d)	15.97%	11/16/34	86,370
1,524,478	Series 2004-92, Class BZ	5.50%	11/16/34	1,784,684
217,613	Series 2004-105, Class JZ	5.00%	12/20/34	255,529
243,323	Series 2004-105, Class KA	5.00%	12/16/34	275,581
23,532	Series 2004-109, Class BC	5.00%	11/20/33	23,637
216,710	Series 2005-3, Class JZ	5.00%	01/16/35	242,942
216,710	Series 2005-3, Class KZ	5.00%	01/16/35	253,009
27,358	Series 2005-7, Class AJ, 1 Mo. LIBOR × -4 + 22.00% (d)	21.29%	02/16/35	46,155
133,038	Series 2005-7, Class KA, 1 Mo. LIBOR × -2.81 + 18.95% (d)	18.45%	12/17/34	151,269
362,299	Series 2005-7, Class MA, 1 Mo. LIBOR × -2.81 + 18.95% (d)	18.45%	12/17/34	448,926
222,648	Series 2005-33, Class AY	5.50%	04/16/35	253,631
169,489	Series 2005-41, Class PA	4.00%	05/20/35	187,427
432,308	Series 2005-44, Class IO, IO	5.50%	07/20/35	53,036
3,926,661	Series 2005-78, Class ZA	5.00%	10/16/35	4,459,539
340,948	Series 2005-93, Class PO, PO	(b)	06/20/35	338,155
627,081	Series 2006-17, Class TW	6.00%	04/20/36	731,057
500,000	Series 2006-38, Class OH	6.50%	08/20/36	631,757
174,034	Series 2006-61, Class ZA	5.00%	11/20/36	199,500
402,584	Series 2007-16, Class OZ	6.00%	04/20/37	494,982
206,549	Series 2007-27, Class SD, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	6.01%	05/20/37	33,889

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$161,893	Series 2007-41, Class OL, PO	(b)	07/20/37	$158,369
292,656	Series 2007-42, Class SB, IO, 1 Mo. LIBOR × -1 + 6.75% (d)	6.56%	07/20/37	51,203
151,602	Series 2007-68, Class NA	5.00%	11/20/37	170,509
930,324	Series 2007-71, Class ZD	6.00%	11/20/37	1,054,753
149,103	Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)	0.54%	12/20/37	149,095
136,655	Series 2008-16, Class PO, PO	(b)	02/20/38	130,773
11,043	Series 2008-20, Class PO, PO	(b)	09/20/37	10,997
27,592	Series 2008-29, Class PO, PO	(b)	02/17/33	27,528
129,558	Series 2008-33, Class XS, IO, 1 Mo. LIBOR × -1 + 7.70% (d)	7.52%	04/16/38	24,852
774,631	Series 2008-47, Class ML	5.25%	06/16/38	893,232
187,500	Series 2008-54, Class PE	5.00%	06/20/38	219,814
640,141	Series 2008-71, Class JI, IO	6.00%	04/20/38	71,867
125,069	Series 2009-10, Class PA	4.50%	12/20/38	131,827
179,705	Series 2009-14, Class KI, IO	6.50%	03/20/39	31,775
58,966	Series 2009-14, Class KS, IO, 1 Mo. LIBOR × -1 + 6.30% (d)	6.11%	03/20/39	8,831
138,703	Series 2009-25, Class SE, IO, 1 Mo. LIBOR × -1 + 7.60% (d)	7.41%	09/20/38	23,491
2,431,857	Series 2009-29, Class PC	7.00%	05/20/39	3,257,731
369,422	Series 2009-32, Class SZ	5.50%	05/16/39	466,457
530,648	Series 2009-42, Class BI, IO	6.00%	06/20/39	68,239
14,660	Series 2009-53, Class AB	4.50%	10/16/38	14,687
3,732,552	Series 2009-57, Class VB	5.00%	06/16/39	4,455,686
1,000,383	Series 2009-61, Class OW, PO	(b)	11/16/35	965,630
239,496	Series 2009-61, Class PZ	7.50%	08/20/39	351,046
14,578,015	Series 2009-61, Class WQ, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.07%	11/16/35	3,122,666
961,002	Series 2009-69, Class ZB	6.00%	08/20/39	1,131,941
1,180,217	Series 2009-72, Class SM, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.07%	08/16/39	235,650
455,000	Series 2009-75, Class JN	5.50%	09/16/39	568,060
50,068	Series 2009-76, Class PC	4.00%	03/16/39	50,419
554,495	Series 2009-78, Class KZ	5.50%	09/16/39	723,185
170,224	Series 2009-79, Class OK, PO	(b)	11/16/37	164,042
130,469	Series 2009-81, Class TZ	5.50%	09/20/39	167,871
1,271,092	Series 2009-87, Class EI, IO	5.50%	08/20/39	134,541
69,000	Series 2009-94, Class AL	5.00%	10/20/39	83,555
263,950	Series 2009-106, Class DZ	5.50%	11/20/39	345,439
6,361,948	Series 2009-106, Class SL, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.91%	04/20/36	1,136,213
44,889	Series 2009-106, Class WZ	5.50%	11/16/39	59,945
187,842	Series 2009-116, Class MS, IO, 1 Mo. LIBOR × -1 + 6.50% (d)	6.32%	11/16/38	3,110
732,000	Series 2009-126, Class LB	5.00%	12/20/39	913,418
50,346	Series 2010-4, Class WA	3.00%	01/16/40	52,984
87,879	Series 2010-7, Class BC	4.00%	09/16/24	88,952
85,006	Series 2010-11, Class HE	4.00%	04/20/39	86,435
7,402	Series 2010-14, Class AO, PO	(b)	12/20/32	7,399
1,645,977	Series 2010-14, Class BV, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.07%	02/16/40	286,498
704,839	Series 2010-42, Class CO, PO	(b)	06/16/39	702,756
2,506,093	Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)	0.99%	03/20/35	2,539,496
811,841	Series 2010-59, Class ZD	6.50%	05/20/40	1,195,254
1,868,085	Series 2010-85, Class SL, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.41%	07/20/37	224,848
87,000	Series 2010-116, Class BM	4.50%	09/16/40	111,224
2,658,112	Series 2010-116, Class JB	5.00%	06/16/40	3,116,761
163,566	Series 2010-129, Class PQ	3.00%	04/20/39	164,361
28,228	Series 2010-138, Class PD	3.50%	08/20/38	28,292
1,250,611	Series 2010-157, Class OP, PO	(b)	12/20/40	1,205,172

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$314,140	Series 2010-166, Class DI, IO	4.50%	02/20/39	$21,109
139,759	Series 2011-4, Class PZ	5.00%	01/20/41	168,917
1,215,688	Series 2011-19, Class MI, IO	5.00%	06/16/40	37,047
771,202	Series 2011-35, Class BP	4.50%	03/16/41	932,777
417,856	Series 2011-48, Class LI, IO	5.50%	01/16/41	72,307
475,954	Series 2011-50, Class PZ	5.00%	04/20/41	663,195
9,625,950	Series 2011-61, Class WS, IO, 1 Mo. LIBOR × -1 + 6.47% (d)	6.28%	02/20/38	1,960,348
107,675	Series 2011-63, Class BI, IO	6.00%	02/20/38	9,649
959,464	Series 2011-71, Class ZC	5.50%	07/16/34	1,092,748
2,549,796	Series 2011-81, Class IC, IO, 1 Mo. LIBOR × -1 + 6.72%, 0.62% Cap (d)	0.62%	07/20/35	37,901
844,305	Series 2011-112, Class IP, IO	0.50%	08/16/26	367
239,265	Series 2011-129, Class CL	5.00%	03/20/41	274,324
18,483	Series 2011-136, Class GB	2.50%	05/20/40	18,975
254,660	Series 2011-137, Class WA (e)	5.57%	07/20/40	300,558
347,623	Series 2011-146, Class EI, IO	5.00%	11/16/41	70,787
73,570	Series 2011-151, Class TB, IO, 1 Mo. LIBOR × -70 + 465.50%, 3.50% Cap (d)	3.50%	04/20/41	4,426
2,033,947	Series 2012-10, Class LI, IO	3.50%	07/20/40	42,927
28,019	Series 2012-16, Class AG	2.50%	10/20/38	28,047
3,667,111	Series 2012-18, Class IA, IO, 1 Mo. LIBOR × -1 + 6.68%, 0.58% Cap (d)	0.58%	07/20/39	37,509
1,539,191	Series 2012-48, Class MI, IO	5.00%	04/16/42	301,715
13,038,323	Series 2012-84, Class QS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.92%	07/16/42	2,420,440
6,711,842	Series 2012-84, Class SJ, 1 Mo. LIBOR × -0.57 + 2.51% (d)	2.41%	07/16/42	7,055,588
251,623	Series 2012-108, Class KB	2.75%	09/16/42	289,758
3,800,201	Series 2012-143, Class IB, IO	3.50%	12/20/39	74,786
7,996,633	Series 2012-143, Class TI, IO	3.00%	12/16/27	565,832
2,690,623	Series 2012-149, Class PC (e)	6.31%	12/20/42	3,189,584
21,879,779	Series 2013-4, Class IC, IO	4.00%	09/20/42	3,861,976
122,952	Series 2013-5, Class IA, IO	3.50%	10/16/42	15,118
1,343,243	Series 2013-10, Class DI, IO	3.50%	09/20/42	133,677
316,324	Series 2013-20, Class KI, IO	5.00%	01/20/43	36,504
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	2,453,712
2,308,697	Series 2013-22, Class IO, IO	3.00%	02/20/43	259,041
6,538,679	Series 2013-23, Class IP, IO	3.50%	08/20/42	758,701
3,496,509	Series 2013-53, Class OI, IO	3.50%	04/20/43	354,211
3,100,859	Series 2013-69, Class AI, IO	3.50%	05/20/43	398,045
375,423	Series 2013-69, Class PI, IO	5.00%	05/20/43	45,529
953,680	Series 2013-70, Class PM	2.50%	05/20/43	1,013,384
4,629,000	Series 2013-91, Class PB	3.50%	09/20/42	4,958,618
1,570,000	Series 2013-130, Class WS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.91%	09/20/43	307,163
6,626,766	Series 2013-170, Class IG, IO	5.50%	11/16/43	920,599
688,000	Series 2013-183, Class PB	4.50%	12/20/43	835,024
81,521	Series 2013-188, Class CF, 1 Mo. LIBOR + 0.45% (a)	0.64%	03/20/43	81,603
5,753,298	Series 2014-6, Class IJ, IO	4.50%	06/16/43	396,706
21,227,523	Series 2014-30, Class EA (e)	1.96%	02/16/44	21,915,284
5,077,410	Series 2014-44, Class IC, IO	3.00%	04/20/28	354,209
11,631,082	Series 2014-44, Class ID, IO (c) (e)	0.34%	03/16/44	112,765
52,454	Series 2014-91, Class JI, IO	4.50%	01/20/40	3,104
596,697	Series 2014-94, Class Z	4.50%	01/20/44	803,456
5,143,137	Series 2014-99, Class HI, IO	4.50%	06/20/44	674,155

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$7,660,059	Series 2014-115, Class QI, IO	3.00%	03/20/29	$423,502
4,542,739	Series 2014-116, Class SB, IO, 1 Mo. LIBOR × -1 + 5.60% (d)	5.41%	08/20/44	813,901
2,911,459	Series 2014-118, Class TV, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.06%	05/20/44	534,360
1,787,224	Series 2014-178, Class LT	2.00%	11/20/43	1,804,235
6,701,440	Series 2015-3, Class ZD	4.00%	01/20/45	8,133,490
17,620,270	Series 2015-40, Class IO, IO	4.00%	03/20/45	2,521,329
8,604,186	Series 2015-66, Class LI, IO	5.00%	05/16/45	1,084,475
59,056	Series 2015-95, Class IK, IO (e) (f)	1.36%	05/16/37	1,268
17,172,164	Series 2015-99, Class EI, IO	5.50%	07/16/45	3,682,718
109,343	Series 2015-100, Class AI, IO (f)	3.50%	03/20/39	498
20,707,558	Series 2015-119, Class TI, IO	3.50%	05/20/41	537,794
17,894,083	Series 2015-124, Class DI, IO	3.50%	01/20/38	980,488
437,162	Series 2015-137, Class WA (c) (e)	5.49%	01/20/38	516,507
910,739	Series 2015-138, Class MI, IO	4.50%	08/20/44	102,246
219,178	Series 2015-151, Class KW (e)	5.68%	04/20/34	242,887
6,537,486	Series 2015-168, Class GI, IO	5.50%	02/16/33	1,179,325
182,638	Series 2016-16, Class KZ	3.00%	02/16/46	204,882
380,211	Series 2016-55, Class PB (e)	6.00%	03/20/31	415,927
1,886,990	Series 2016-69, Class WI, IO	4.50%	05/20/46	400,528
5,473,070	Series 2016-75, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.81%	05/20/40	844,013
1,176,361	Series 2016-78, Class UI, IO	4.00%	06/20/46	129,726
4,881,064	Series 2016-89, Class HI, IO	3.50%	07/20/46	697,189
556,634	Series 2016-99, Class JA (e)	5.53%	11/20/45	655,395
952,903	Series 2016-109, Class ZM	3.50%	08/20/36	1,106,023
10,616,669	Series 2016-111, Class PI, IO	3.50%	06/20/45	1,127,031
1,244,068	Series 2016-118, Class GI, IO	4.50%	02/16/40	185,560
13,781,315	Series 2016-120, Class AS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.91%	09/20/46	3,252,972
464,000	Series 2016-141, Class PC	5.00%	10/20/46	608,627
307,701	Series 2016-145, Class LZ	3.00%	10/20/46	318,783
1,326,703	Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)	0.57%	11/20/45	1,325,704
12,594,765	Series 2016-156, Class ZM	3.50%	11/20/46	13,770,115
303,000	Series 2016-160, Class LE	2.50%	11/20/46	318,784
314,283	Series 2016-167, Class KI, IO	6.00%	12/16/46	58,663
867,873	Series 2017-17, Class KZ	4.50%	02/20/47	1,161,510
7,051,296	Series 2017-32, Class DI, IO	5.50%	05/20/35	1,448,228
4,295,715	Series 2017-32, Class IB, IO	5.00%	02/16/47	601,378
5,736,729	Series 2017-33, Class PZ	3.00%	02/20/47	6,173,324
7,705,938	Series 2017-56, Class BI, IO	6.00%	04/16/47	1,574,833
16,864,072	Series 2017-57, Class IO, IO	5.00%	04/20/47	2,898,883
22,175,784	Series 2017-104, Class LT	3.00%	07/20/47	24,709,363
5,403,312	Series 2017-113, Class IE, IO	5.50%	07/20/47	1,042,489
7,721,539	Series 2017-117, Class ZN	3.00%	08/20/47	8,733,524
11,734,991	Series 2017-122, Class CZ	3.00%	08/20/47	13,403,967
8,343,094	Series 2017-130, Class LS, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	6.02%	08/16/47	1,630,710
8,562,883	Series 2017-133, Class JI, IO	7.00%	06/20/41	1,723,130
10,952,265	Series 2017-134, Class AZ	3.00%	09/20/47	12,526,175
9,387,655	Series 2017-177, Class DI, IO	4.50%	11/16/47	1,481,679
15,941,682	Series 2017-179, Class IN, IO	5.00%	07/20/44	4,337,582
6,873,639	Series 2017-186, Class TI, IO, 1 Mo. LIBOR × -1 + 6.50%, 0.50% Cap (d)	0.50%	05/20/40	72,878
865,126	Series 2018-44, Class Z	2.50%	09/20/47	917,591
3,467,637	Series 2018-53, Class VA	3.50%	07/20/29	3,762,323

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$5,060,212	Series 2018-78, Class EZ	3.00%	04/20/48	$5,424,027
8,876,693	Series 2018-79, Class IO, IO	5.00%	06/20/48	1,531,122
5,052,399	Series 2018-89, Class A	3.50%	06/20/39	5,095,989
795,581	Series 2018-120, Class G	3.50%	09/20/48	797,656
10,653,574	Series 2018-131, Class IA, IO	5.00%	04/20/44	1,480,379
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	10,797,368
10,556,000	Series 2018-155, Class KD	4.00%	11/20/48	11,611,928
10,908,217	Series 2018-160, Class GY	4.50%	11/20/48	12,057,417
6,195,885	Series 2019-6, Class EI, IO	5.00%	09/20/39	822,196
11,757,254	Series 2019-15, Class MZ	4.50%	02/20/49	13,235,273
12,488,006	Series 2019-18, Class TP	3.50%	02/20/49	13,718,931
1,866,509	Series 2019-27, Class DI, IO	5.50%	01/20/40	300,422
3,449,027	Series 2019-98, Class UZ	2.50%	08/20/49	3,441,614
30,723,587	Series 2020-31, Class IO, IO	6.50%	03/20/50	5,911,018
23,560,668	Series 2020-62, Class IA, IO	5.50%	05/20/50	4,800,382
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	816,966
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	3,833,885
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	2,244,540
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	6,243,084
	Vendee Mortgage Trust
2,899,076	Series 2003-2, Class Z	5.00%	05/15/33	3,366,220
23,540	Series 2010-1, Class DA	4.25%	02/15/35	24,125
7,970,857	Series 2010-1, Class DZ	4.25%	04/15/40	9,110,407
13,103,508	Series 2011-1, Class DZ	3.75%	09/15/46	14,598,146
24,391,876	Series 2011-2, Class DZ	3.75%	10/15/41	27,883,341
				1,875,766,322
	Commercial Mortgage-Backed Securities — 10.0%
	Federal National Mortgage Association
99,963,621	Series 2019-M24, Class XA, IO (e)	1.28%	03/25/29	9,315,000
	Freddie Mac Multiclass Certificates
96,907,000	Series 2020-RR10, Class X, IO (e)	2.01%	12/27/27	11,173,207
	Freddie Mac Multifamily Structured Pass Through Certificates
87,346,596	Series 2011-K016, Class X1, IO (c)	1.48%	10/25/21	1,226,896
59,489,384	Series 2012-K019, Class X1, IO (c)	1.59%	03/25/22	1,272,627
64,974,123	Series 2012-K020, Class X1, IO (c)	1.36%	05/25/22	1,304,200
123,120,718	Series 2013-K030, Class X1, IO (c)	0.18%	04/25/23	530,897
78,538,600	Series 2014-K036, Class X1, IO (c)	0.73%	10/25/23	1,625,364
21,598,714	Series 2014-K714, Class X3, IO (c)	1.94%	01/25/42	216
94,826,648	Series 2015-K721, Class X1, IO (c)	0.32%	08/25/22	561,516
240,661,123	Series 2016-KIR1, Class X, IO (c)	1.06%	03/25/26	12,227,294
4,310,000	Series 2017-K153, Class A3	3.12%	10/25/31	5,113,855
282,610,734	Series 2018-K086, Class X1, IO (c)	0.24%	11/25/28	5,739,315
8,000,000	Series 2018-K156, Class A3	3.70%	06/25/33	10,060,917
189,500,623	Series 2018-K156, Class X1, IO (c)	0.07%	06/25/33	2,091,556
352,886,500	Series 2018-K158, Class X1, IO (c)	0.07%	10/25/33	4,380,310
113,706,836	Series 2018-K159, Class X1, IO (c)	0.11%	11/25/33	1,721,180
28,662,458	Series 2019-K1510, Class X1, IO (c)	0.48%	01/25/34	1,466,013
123,237,389	Series 2019-K1511, Class X1, IO (c)	0.78%	03/25/34	9,742,187
15,000,000	Series 2019-K1512, Class A3	3.06%	04/25/34	18,222,636
158,923,832	Series 2019-K1512, Class X1, IO (c)	0.91%	04/25/34	14,465,390
57,712,891	Series 2019-K1513, Class X1, IO (c)	0.86%	08/25/34	5,051,990

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Freddie Mac Multifamily Structured Pass Through Certificates (Continued)
$3,415,000	Series 2019-K1514, Class A2	2.86%	10/25/34	$4,040,628
152,896,942	Series 2019-K1514, Class X1, IO (c)	0.58%	10/25/34	9,890,399
40,606,453	Series 2019-K094, Class X1, IO (c)	0.88%	06/25/29	2,786,703
56,928,993	Series 2019-K099, Class X1, IO (c)	0.89%	09/25/29	4,003,457
57,790,000	Series 2019-K099, Class XAM, IO (c)	1.14%	09/25/29	5,532,812
69,924,911	Series 2019-K101, Class X1, IO (e)	0.84%	10/25/29	4,707,841
72,472,029	Series 2019-K102, Class X1, IO (e)	0.83%	10/25/29	4,847,408
64,993,000	Series 2019-K102, Class XAM, IO (e)	1.08%	10/25/29	5,974,228
92,462,489	Series 2019-K103, Class X1, IO (c)	0.64%	11/25/29	4,887,521
59,029,000	Series 2019-K103, Class XAM, IO (c)	0.89%	11/25/29	4,567,936
104,335,824	Series 2019-K734, Class X1, IO (c)	0.65%	02/25/26	3,231,155
68,018,000	Series 2019-K734, Class XAM, IO (c)	0.42%	02/25/26	1,605,565
44,956,298	Series 2019-K735, Class X1, IO (c)	0.97%	05/25/26	2,204,765
117,044,154	Series 2019-K736, Class X1, IO (c)	1.31%	07/25/26	7,643,428
76,995,176	Series 2020-K1515, Class X1, IO (c)	1.51%	02/25/35	12,566,360
52,350,000	Series 2020-K1516, Class X1, IO (c)	1.63%	05/25/35	8,830,471
85,219,671	Series 2020-K104, Class X1, IO (c)	1.13%	01/25/30	7,758,007
107,087,907	Series 2020-K110, Class X1, IO (c)	1.70%	04/25/30	14,606,458
75,300,000	Series 2020-K112, Class X1, IO (c)	1.54%	05/25/30	9,054,863
29,090,000	Series 2020-K112, Class XAM, IO (c)	1.77%	05/25/30	4,292,785
60,000,000	Series 2020-K113, Class XAM, IO (c)	1.69%	06/25/30	8,418,180
75,993,639	Series 2020-K737, Class X1, IO (e)	0.64%	10/25/26	2,623,285
	FREMF Mortgage Trust
8,877,000	Series 2011-K10, Class B (c) (h)	4.57%	11/25/49	8,891,865
7,590,000	Series 2011-K14, Class B (c) (h)	5.18%	02/25/47	7,764,918
3,000,000	Series 2011-K15, Class B (c) (h)	4.96%	08/25/44	3,087,966
11,771,000	Series 2014-K715, Class B (c) (h)	3.98%	02/25/46	11,873,627
2,260,829	Series 2015-K721, Class B (c) (h)	3.57%	11/25/47	2,345,053
	Government National Mortgage Association
3,305,464	Series 2011-31, Class Z (e)	3.79%	09/16/52	3,739,826
17,859,492	Series 2012-120, Class Z (e)	2.55%	01/16/55	18,698,638
12,575,514	Series 2012-125, Class Z (e)	2.38%	05/16/53	12,791,791
339,374	Series 2013-32, Class A	1.90%	06/16/36	340,288
532,000	Series 2013-57, Class D (e)	2.35%	06/16/46	553,839
100,000	Series 2013-74, Class AG (c)	2.81%	12/16/53	107,886
20,377	Series 2013-194, Class AE (e)	2.75%	11/16/44	21,304
23,000,000	Series 2014-153, Class D (e)	3.00%	04/16/56	25,152,243
15,249,473	Series 2015-30, Class DZ	2.95%	05/16/55	16,367,535
54,469,275	Series 2015-30, Class IO, IO (e)	0.90%	07/16/56	2,778,505
18,129,304	Series 2015-70, Class IO, IO (e)	0.88%	12/16/49	699,234
48,382,778	Series 2015-107, Class IO, IO (e)	0.77%	03/16/57	1,859,002
5,475,280	Series 2015-125, Class VA (e)	2.70%	05/16/35	5,789,616
41,430,606	Series 2016-2, Class IO, IO (e)	0.84%	04/16/57	2,251,497
28,107,744	Series 2016-11, Class IO, IO (e)	0.86%	01/16/56	1,531,889
22,341,941	Series 2016-26, Class IO, IO (e)	0.90%	02/16/58	1,197,841
81,842,108	Series 2016-28, Class IO, IO (e)	0.88%	12/16/57	4,575,015
77,769,952	Series 2016-34, Class IO, IO (e)	1.02%	01/16/58	5,373,375
61,208,977	Series 2016-35, Class IO, IO (e)	0.84%	03/16/58	3,531,538
31,727,861	Series 2016-36, Class IO, IO (e)	0.85%	08/16/57	1,743,881
49,684,575	Series 2016-50, Class IO, IO (e)	0.97%	08/16/57	2,772,782
31,451,340	Series 2016-52, Class IO, IO (e)	0.89%	03/16/58	1,773,003
102,841,011	Series 2016-64, Class IO, IO (e)	0.98%	12/16/57	5,943,706

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$4,466,516	Series 2016-110, Class VA	2.10%	01/16/38	$4,607,231
32,212,653	Series 2016-113, Class IO, IO (e)	1.16%	02/16/58	2,452,063
21,569,755	Series 2016-127, Class IO, IO (e)	0.91%	05/16/58	1,327,329
203,951,073	Series 2016-131, Class IO, IO (e)	0.94%	08/16/58	13,800,288
136,284,312	Series 2016-133, Class IO, IO (e)	0.99%	12/16/57	8,482,881
95,155,868	Series 2016-143, Class IO, IO	0.94%	10/16/56	6,466,983
39,258,928	Series 2016-152, Class IO, IO (c)	0.86%	08/15/58	2,406,996
67,731,381	Series 2016-158, Class IO, IO (e)	0.88%	06/16/58	3,933,649
135,908,959	Series 2016-166, Class IO, IO (e)	1.01%	04/16/58	9,250,480
85,704,651	Series 2017-7, Class IO, IO (e)	0.89%	12/16/58	5,490,463
3,918,330	Series 2017-35, Class Z (e)	2.50%	05/16/59	4,068,298
4,405,906	Series 2017-44, Class B	2.60%	04/17/50	4,596,286
7,020,000	Series 2017-76, Class B	2.60%	12/16/56	7,366,172
7,390,000	Series 2017-90, Class B	2.75%	12/16/57	7,925,165
4,780,000	Series 2017-106, Class AE	2.60%	12/16/56	5,082,823
128,396,741	Series 2017-126, Class IO, IO (c) (e)	0.79%	08/16/59	8,324,924
25,202,830	Series 2018-2, Class IO, IO (e)	0.75%	12/16/59	1,485,356
16,385,425	Series 2018-123, Class Z	2.50%	06/16/60	16,794,956
8,965,004	Series 2018-150, Class Z	3.20%	02/16/60	10,086,265
12,511,421	Series 2018-170, Class Z	2.50%	11/16/60	13,131,862
17,314,063	Series 2019-7, Class Z	2.50%	01/16/61	17,931,248
1,768,004	Series 2019-104, Class Z	2.80%	05/16/61	1,956,635
2,295,657	Series 2019-113, Class Z	3.00%	06/16/61	2,484,498
1,515,287	Series 2019-122, Class Z	3.00%	07/16/61	1,698,273
4,589,501	Series 2019-139, Class Z (e)	2.90%	11/16/61	5,041,494
5,075,470	Series 2020-12, Class Z (e)	3.00%	11/16/61	5,810,016
				576,927,118
	Pass-through Securities — 47.5%
	Federal Home Loan Mortgage Corporation
2,954,729	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (a)	2.96%	12/01/48	3,081,687
7,797,923	Pool 840359, 12 Mo. LIBOR + 1.63% (a)	3.52%	06/01/46	8,132,499
142,712	Pool A19763	5.00%	04/01/34	162,867
57,411	Pool A47333	5.00%	10/01/35	65,883
570,011	Pool A47828	3.50%	08/01/35	605,449
353,980	Pool A47829	4.00%	08/01/35	380,541
304,813	Pool A47937	5.50%	08/01/35	355,697
115,698	Pool A48972	5.50%	05/01/36	133,384
88,749	Pool A54675	5.50%	01/01/36	102,876
194,098	Pool A65324	5.50%	09/01/37	216,794
60,600	Pool A86143	5.00%	05/01/39	68,100
25,475	Pool A90319	5.00%	12/01/39	29,322
376,959	Pool A92197	5.00%	05/01/40	433,716
10,430	Pool A93093	4.50%	07/01/40	11,617
14,123	Pool A93891	4.00%	09/01/40	15,880
21,366	Pool A94729	4.00%	11/01/40	24,024
78,572	Pool A94843	4.00%	11/01/40	88,326
310,849	Pool A95441	4.00%	12/01/40	346,360
30,767	Pool A95653	4.00%	12/01/40	34,595
50,308	Pool A95728	4.00%	12/01/40	56,567
67,106	Pool A96380	4.00%	01/01/41	73,730

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$191,887	Pool A97294	4.00%	02/01/41	$210,629
758,199	Pool B70791	4.00%	06/01/39	820,598
5,196	Pool C01310	6.50%	03/01/32	5,932
16,288	Pool C01574	5.00%	06/01/33	18,702
18,593	Pool C03458	5.00%	02/01/40	21,369
61,840	Pool C03949	3.50%	05/01/42	68,037
155,701	Pool C04269	3.00%	10/01/42	168,161
284,905	Pool C91167	5.00%	04/01/28	313,696
211,133	Pool C91353	3.50%	01/01/31	224,407
447,644	Pool C91366	4.50%	04/01/31	490,419
34,441	Pool C91482	3.50%	07/01/32	37,230
31,225	Pool E02883	4.00%	04/01/26	33,122
24,613	Pool G01443	6.50%	08/01/32	27,850
62,341	Pool G01737	5.00%	12/01/34	71,614
34,139	Pool G01840	5.00%	07/01/35	39,204
379,982	Pool G02017	5.00%	12/01/35	436,861
75,207	Pool G03072	5.00%	11/01/36	86,253
374,653	Pool G04593	5.50%	01/01/37	433,724
36,963	Pool G04632	5.00%	11/01/36	42,431
174,647	Pool G04814	5.50%	10/01/38	201,161
66,562	Pool G04913	5.00%	03/01/38	76,459
40,039	Pool G05173	4.50%	11/01/31	43,434
540,833	Pool G05275	5.50%	02/01/39	620,648
111,574	Pool G05449	4.50%	05/01/39	124,272
434,595	Pool G05792	4.50%	02/01/40	483,934
350,800	Pool G05927	4.50%	07/01/40	395,472
28,035	Pool G06252	4.00%	02/01/41	30,803
548,017	Pool G06359	4.00%	02/01/41	602,184
85,228	Pool G06501	4.00%	04/01/41	93,631
305,954	Pool G06583	5.00%	06/01/41	356,276
151,204	Pool G06687	5.00%	07/01/41	173,958
87,910	Pool G06739	4.50%	09/01/41	97,958
458,811	Pool G07025	5.00%	02/01/42	527,310
674,295	Pool G07100	5.50%	07/01/40	774,951
14,234	Pool G07219	5.00%	10/01/41	16,090
83,988	Pool G07266	4.00%	12/01/42	92,484
551,662	Pool G07329	4.00%	01/01/43	607,473
609,432	Pool G07683	4.00%	03/01/44	670,974
575,608	Pool G07806	5.00%	06/01/41	657,370
3,162	Pool G08113	6.50%	02/01/36	3,625
3,080,497	Pool G08854	5.00%	12/01/48	3,369,263
243	Pool G11769	5.00%	10/01/20	256
473	Pool G11833	5.00%	11/01/20	497
323	Pool G11880	5.00%	12/01/20	340
35,514	Pool G12312	6.00%	09/01/21	36,190
23,886	Pool G12797	6.50%	02/01/22	24,248
59,792	Pool G12959	6.50%	10/01/22	62,351
2,611	Pool G12978	5.50%	12/01/22	2,705
4	Pool G13044	4.50%	06/01/21	4
297	Pool G13581	5.50%	11/01/21	298
38,204	Pool G13623	4.50%	08/01/24	40,637
43,758	Pool G13625	5.50%	01/01/24	45,836

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$75,487	Pool G13733	5.00%	11/01/24	$80,058
71,586	Pool G14088	4.00%	02/01/26	75,760
111,384	Pool G14106	6.00%	10/01/24	116,508
28,066	Pool G14167	5.50%	07/01/23	29,210
62,014	Pool G14233	6.00%	01/01/24	63,496
749,989	Pool G14348	4.00%	10/01/26	794,648
31,392	Pool G14376	4.00%	09/01/25	33,212
40,464	Pool G14676	4.50%	09/01/26	42,973
207,084	Pool G14995	5.50%	12/01/24	214,655
50,838	Pool G15019	4.50%	07/01/26	53,431
38,990	Pool G15039	4.50%	09/01/26	41,471
38,999	Pool G15725	4.50%	09/01/26	41,346
5,548	Pool G15821	5.00%	07/01/25	5,831
177,750	Pool G15949	4.00%	01/01/29	188,223
116,809	Pool G15957	5.50%	12/01/24	120,151
5,575	Pool G18100	5.00%	02/01/21	5,858
266,432	Pool G18264	5.00%	07/01/23	280,080
209,322	Pool G18287	5.50%	12/01/23	220,623
77,746	Pool G18306	4.50%	04/01/24	82,537
14,431	Pool G60020	4.50%	12/01/43	16,186
674,271	Pool G60114	5.50%	06/01/41	783,619
1,110,412	Pool G60168	4.50%	07/01/45	1,215,369
386,197	Pool G60194	3.50%	08/01/45	423,282
369,500	Pool G60737	4.50%	08/01/42	411,669
1,030,198	Pool G60762	5.00%	07/01/41	1,181,183
394,708	Pool G60808	3.00%	10/01/46	422,792
5,180,370	Pool G60921	4.50%	02/01/47	5,603,676
16,095,803	Pool G60940	4.00%	09/01/46	17,662,539
6,170,570	Pool G61160	4.50%	11/01/45	6,817,585
13,490	Pool H09034	5.50%	05/01/37	15,317
2,066	Pool J03523	5.00%	09/01/21	2,171
30,235	Pool J05364	6.00%	08/01/22	31,203
176,156	Pool J09465	4.00%	04/01/24	186,369
75,964	Pool J09504	4.00%	04/01/24	80,368
25,579	Pool J09798	4.00%	05/01/24	27,062
53,608	Pool J10623	4.00%	09/01/24	56,716
646,921	Pool J10827	4.50%	10/01/24	687,342
231,677	Pool N70075	5.00%	01/01/35	256,267
394,625	Pool N70081	5.50%	07/01/38	449,950
60,212	Pool O20138	5.00%	11/01/30	66,046
929,333	Pool Q00841	4.50%	05/01/41	1,033,463
110,857	Pool Q03139	4.00%	09/01/41	122,742
40,131	Pool Q04031	4.00%	10/01/41	45,488
31,301	Pool Q04905	4.00%	12/01/41	35,498
54,547	Pool Q05035	4.00%	12/01/41	60,026
56,428	Pool Q05173	4.00%	12/01/41	63,943
43,319	Pool Q05181	4.00%	12/01/41	49,115
30,615	Pool Q05445	4.00%	01/01/42	34,701
115,939	Pool Q07189	4.00%	04/01/42	127,661
38,059	Pool Q07479	3.50%	04/01/42	41,469
136,998	Pool Q11791	3.50%	10/01/42	149,390
84,445	Pool Q11836	3.50%	10/01/42	93,425

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$609,605	Pool Q14034	3.50%	12/01/42	$682,984
2,485,118	Pool Q43309	4.00%	09/01/46	2,821,112
5,230,000	Pool Q45763	4.00%	01/01/47	5,723,684
4,103,182	Pool Q50564	4.50%	09/01/47	4,414,243
11,319,109	Pool Q53219	4.50%	12/01/47	12,634,325
6,865,401	Pool Q53875	4.00%	01/01/48	7,531,223
820,470	Pool Q54651	4.50%	03/01/48	935,575
1,500,997	Pool Q55037	4.50%	04/01/48	1,728,900
13,195,095	Pool Q55152	4.50%	04/01/48	14,365,166
5,741,002	Pool Q55606	4.00%	04/01/48	6,360,134
4,272,058	Pool Q56260	5.00%	05/01/48	4,819,658
5,720,443	Pool Q58363	5.00%	09/01/48	6,258,007
5,372,343	Pool Q58483	4.50%	09/01/48	5,776,657
4,446,886	Pool Q61217	4.00%	01/01/49	4,819,502
16,719,446	Pool Q63173	4.00%	04/01/49	17,933,674
14,460,307	Pool QA2693	4.00%	09/01/49	16,410,675
6,975,571	Pool QA3965	4.00%	10/01/49	7,676,283
9,256,493	Pool QA4774	4.00%	11/01/49	10,152,815
18,336,879	Pool QA5778	3.50%	01/01/50	19,675,598
18,991,102	Pool QA7078	3.50%	01/01/50	20,420,391
28,018,894	Pool RA1624	4.00%	08/01/49	30,596,744
34,434,266	Pool RA2415	3.00%	04/01/50	36,467,347
7,978,265	Pool SB8044	2.00%	05/01/35	8,307,017
539,718	Pool U50165	4.00%	05/01/32	579,487
2,792,611	Pool U59020	4.00%	06/01/35	2,998,366
2,438,596	Pool U64762	4.50%	10/01/45	2,689,177
9,990,249	Pool U69020	5.00%	07/01/44	11,174,112
11,700,910	Pool U69040	4.00%	05/01/45	12,792,357
6,102,726	Pool U69041	5.00%	11/01/43	6,823,521
26,922,423	Pool U69055	4.50%	10/01/47	29,681,554
15,098,089	Pool U69060	4.50%	06/01/47	16,643,332
3,860,418	Pool U79023	3.50%	10/01/28	4,068,043
200,321	Pool U80068	3.50%	10/01/32	215,608
107,094	Pool U80212	3.50%	02/01/33	115,265
142,552	Pool U90245	3.50%	10/01/42	154,526
51,504	Pool U90291	4.00%	10/01/42	55,882
662,829	Pool U90316	4.00%	10/01/42	724,890
606,238	Pool U90490	4.00%	06/01/42	662,397
1,701,320	Pool U90690	3.50%	06/01/42	1,842,639
21,005	Pool U90932	3.00%	02/01/43	22,559
172,903	Pool U90975	4.00%	06/01/42	188,279
490,643	Pool U91254	4.00%	04/01/43	537,325
1,658,592	Pool U91619	4.00%	06/01/43	1,815,326
54,562	Pool U92272	4.50%	12/01/43	60,671
713,330	Pool U92432	4.00%	02/01/44	780,916
45,854	Pool U95137	4.00%	08/01/43	50,189
171,289	Pool U99045	3.50%	03/01/43	185,596
211,780	Pool U99084	4.50%	02/01/44	235,573
104,744	Pool U99091	4.50%	03/01/44	116,438
271,780	Pool U99096	4.50%	05/01/44	301,692
3,180,633	Pool U99134	4.00%	01/01/46	3,478,373
7,533,720	Pool U99184	4.00%	08/01/43	8,245,353

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$682,752	Pool V80910	4.00%	12/01/43	$750,912
14,993,577	Pool ZM4944	4.00%	11/01/47	16,503,972
4,097,982	Pool ZM6088	4.50%	04/01/48	4,416,736
2,059,710	Pool ZS2492	6.50%	04/01/35	2,467,788
	Federal National Mortgage Association
68,180	Pool 190371	6.50%	07/01/36	79,767
26,305	Pool 254636	5.00%	02/01/33	30,036
39,422	Pool 255190	5.50%	05/01/34	46,157
25,877	Pool 255984	4.50%	11/01/25	27,757
192,174	Pool 256181	5.50%	03/01/36	215,749
512,282	Pool 256576	5.50%	01/01/37	571,039
26,674	Pool 256808	5.50%	07/01/37	30,765
90,461	Pool 256936	6.00%	10/01/37	101,089
78,381	Pool 545759	6.50%	07/01/32	92,272
17,836	Pool 555851	6.50%	01/01/33	20,401
319,118	Pool 683246	5.50%	02/01/33	371,466
240,841	Pool 725014	5.50%	12/01/33	282,095
373,246	Pool 734922	4.50%	09/01/33	414,729
530,943	Pool 735415	6.50%	12/01/32	625,187
4,942	Pool 745875	6.50%	09/01/36	5,749
48,334	Pool 747097	6.00%	10/01/29	52,938
492,305	Pool 788149	5.50%	05/01/33	555,735
255,941	Pool 812741	5.50%	02/01/35	287,096
379,899	Pool 827948	5.50%	05/01/35	425,053
406,235	Pool 850000	5.50%	01/01/36	474,346
68,838	Pool 871039	5.50%	02/01/37	78,668
1,724,331	Pool 879015	4.00%	10/01/35	1,855,412
180,554	Pool 888001	5.50%	10/01/36	210,286
146,356	Pool 888163	7.00%	12/01/33	176,823
20,572	Pool 888435	5.50%	06/01/22	21,152
490,489	Pool 889610	5.50%	06/01/38	566,507
367,676	Pool 889834	5.00%	12/01/35	422,116
17,470	Pool 890149	6.50%	10/01/38	20,459
40,318	Pool 890231	5.00%	07/01/25	42,445
50,047	Pool 890314	5.50%	12/01/22	51,599
13,817	Pool 890378	6.00%	05/01/24	14,439
1,142,490	Pool 890556	4.50%	10/01/43	1,317,527
360,136	Pool 890561	4.50%	01/01/27	379,040
1,045,597	Pool 890736	5.00%	07/01/30	1,172,114
209,607	Pool 905917	5.50%	01/01/37	243,665
97,497	Pool 922386	5.50%	01/01/37	104,728
15,134	Pool 930562	5.00%	02/01/39	17,368
166,319	Pool 931808	5.50%	08/01/39	191,261
194,208	Pool 953115	5.50%	11/01/38	214,737
88,741	Pool 962556	5.00%	04/01/23	93,294
41,862	Pool 973561	5.00%	03/01/23	44,003
64,290	Pool 976871	6.50%	08/01/36	73,528
62,413	Pool 995002	5.00%	07/01/37	71,603
20,053	Pool 995097	6.50%	10/01/37	23,642
123,872	Pool 995149	6.50%	10/01/38	143,434
48,867	Pool 995228	6.50%	11/01/38	57,270
133,450	Pool 995252	5.00%	12/01/23	140,305

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$53,856	Pool 995259	6.50%	11/01/23	$57,115
171,618	Pool AA0916	5.00%	08/01/37	196,895
132,007	Pool AA3303	5.50%	06/01/38	153,589
670,998	Pool AB0460	5.50%	02/01/37	777,022
269,923	Pool AB0731	4.00%	06/01/39	290,605
1,106	Pool AB1576	4.00%	10/01/20	1,170
73,497	Pool AB1953	4.00%	12/01/40	81,937
60,708	Pool AB2092	4.00%	01/01/41	67,214
40,694	Pool AB2133	4.00%	01/01/26	43,104
179,596	Pool AB2265	4.00%	02/01/41	201,898
28,040	Pool AB2467	4.50%	03/01/41	31,644
1,159,393	Pool AB2506	5.00%	03/01/41	1,319,777
1,665,729	Pool AB2959	4.50%	07/01/40	1,841,395
126,847	Pool AB5174	3.50%	05/01/42	139,462
137,119	Pool AB5919	3.00%	08/01/42	150,573
89,080	Pool AB6632	3.50%	10/01/42	96,597
282,651	Pool AB6671	3.00%	10/01/42	309,004
341,274	Pool AB7765	3.00%	02/01/43	373,115
236,777	Pool AB7859	3.50%	02/01/43	260,442
1,615,862	Pool AB8289	4.50%	04/01/42	1,797,359
559,908	Pool AB8676	3.50%	05/01/42	610,262
106,060	Pool AB9382	4.00%	05/01/43	118,576
922,531	Pool AB9551	3.00%	06/01/43	1,008,615
371,664	Pool AB9615	4.00%	06/01/33	401,544
66,449	Pool AB9959	4.00%	07/01/43	73,634
47,011	Pool AC1232	5.00%	07/01/24	50,048
97,469	Pool AC3236	5.00%	09/01/39	112,024
283,961	Pool AC3267	5.50%	09/01/39	327,752
241,255	Pool AD0889	6.00%	09/01/24	252,306
626,858	Pool AD4317	4.00%	04/01/40	689,571
20,575	Pool AD5222	4.50%	05/01/30	22,554
123,972	Pool AD5583	5.00%	04/01/40	137,388
157,931	Pool AD6369	4.50%	05/01/40	176,558
78,748	Pool AD6938	4.50%	06/01/40	88,543
131,660	Pool AD7110	5.00%	07/01/40	144,242
88,207	Pool AD7137	5.50%	07/01/40	103,893
33,471	Pool AD8526	4.50%	08/01/40	37,368
312,264	Pool AE0137	4.50%	03/01/36	341,117
27,481	Pool AE0383	4.50%	09/01/25	29,187
120,874	Pool AE4476	4.00%	03/01/41	132,878
161,474	Pool AE7005	4.00%	10/01/40	177,608
4,744,921	Pool AE7733	5.00%	11/01/40	5,514,683
34,179	Pool AE9284	4.00%	11/01/40	37,086
616,004	Pool AE9959	5.00%	03/01/41	703,871
24,628	Pool AH0057	4.50%	02/01/41	27,160
434,240	Pool AH0943	4.00%	12/01/40	480,348
637,389	Pool AH0979	3.50%	01/01/41	670,873
312,855	Pool AH1089	4.00%	11/01/40	344,251
137,898	Pool AH1141	4.50%	12/01/40	153,563
153,151	Pool AH4404	4.00%	01/01/41	168,528
100,931	Pool AH7204	4.00%	03/01/41	110,902
49,322	Pool AI1190	4.50%	04/01/41	55,299

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$68,211	Pool AI1969	4.50%	05/01/41	$76,167
409,528	Pool AI4268	5.00%	06/01/41	471,194
10,635,086	Pool AI5614	5.00%	07/01/41	12,120,709
260,403	Pool AI6093	4.50%	06/01/31	285,582
65,729	Pool AI6503	5.00%	11/01/39	71,954
35,410	Pool AI6581	4.50%	07/01/41	39,443
26,939	Pool AI7800	4.50%	07/01/41	30,205
164,750	Pool AI8779	4.00%	11/01/41	181,306
385,727	Pool AI9114	4.00%	06/01/42	424,767
2,018,025	Pool AI9124	4.00%	08/01/42	2,222,268
1,175,358	Pool AI9158	6.50%	01/01/41	1,494,633
2,118,884	Pool AJ2311	5.00%	10/01/41	2,377,370
25,259	Pool AJ4756	4.00%	10/01/41	28,616
37,935	Pool AJ5424	4.00%	11/01/41	42,977
21,412	Pool AJ5736	4.00%	12/01/41	24,258
27,805	Pool AJ6061	4.00%	12/01/41	31,509
30,774	Pool AJ7538	4.00%	01/01/42	34,922
36,378	Pool AJ8104	4.00%	12/01/41	41,212
14,706	Pool AJ8203	4.50%	01/01/42	16,489
28,023	Pool AJ8341	4.00%	12/01/41	31,765
24,458	Pool AJ8369	4.00%	01/01/42	27,709
41,860	Pool AJ8436	4.00%	12/01/41	47,424
22,878	Pool AJ9162	4.00%	01/01/42	25,920
953,876	Pool AJ9332	4.00%	01/01/42	1,055,636
44,301	Pool AK0543	4.00%	01/01/42	50,231
1,311,517	Pool AK0765	4.00%	03/01/42	1,433,874
31,934	Pool AK1827	4.00%	01/01/42	36,201
214,501	Pool AK4520	4.00%	03/01/42	236,041
169,326	Pool AK5555	4.00%	04/01/42	186,405
18,232	Pool AL0147	4.00%	04/01/41	20,496
123,265	Pool AL0212	5.50%	02/01/38	143,985
305,923	Pool AL0241	4.00%	04/01/41	336,751
33,498	Pool AL0399	6.00%	08/01/24	34,815
15,933	Pool AL0446	6.00%	05/01/24	16,547
45,645	Pool AL0815	4.00%	09/01/41	51,712
16,713	Pool AL1195	6.00%	09/01/23	17,470
567,452	Pool AL1850	5.50%	07/01/40	659,296
41,190	Pool AL1948	4.00%	01/01/42	45,599
38,622	Pool AL1953	4.50%	01/01/27	40,679
105,839	Pool AL2142	6.50%	09/01/38	124,700
546,603	Pool AL2551	3.50%	10/01/42	601,240
111,823	Pool AL2589	5.50%	05/01/25	115,436
96,958	Pool AL2892	3.50%	12/01/42	106,295
718,537	Pool AL3093	3.50%	02/01/43	794,637
26,380	Pool AL3154	3.00%	02/01/43	28,970
2,041,963	Pool AL4703	3.50%	12/01/28	2,124,708
8,357,115	Pool AL4741	4.50%	01/01/44	9,285,983
24,822	Pool AL4962	6.00%	05/01/24	26,095
158,058	Pool AL5616	5.50%	09/01/41	182,401
870,931	Pool AL5760	4.00%	09/01/43	965,132
677,646	Pool AL5890	4.50%	03/01/43	758,416
538,702	Pool AL6031	4.00%	10/01/44	602,103

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$24,785	Pool AL6057	6.00%	08/01/24	$25,026
72,061	Pool AL6449	4.50%	01/01/27	76,675
3,321,589	Pool AL6513	5.00%	07/01/44	3,720,587
225,801	Pool AL6948	5.00%	09/01/25	237,347
127,413	Pool AL7046	3.50%	06/01/45	140,084
5,721,850	Pool AL7162, 12 Mo. LIBOR + 1.73% (a)	3.65%	09/01/42	5,996,682
352,110	Pool AL7231	3.50%	08/01/45	387,127
626,199	Pool AL7449	8.50%	12/01/37	778,075
811,483	Pool AL7637	5.00%	01/01/42	892,582
2,429,003	Pool AL7905	4.50%	03/01/34	2,660,662
141,283	Pool AL8139	4.00%	02/01/32	150,823
10,940,404	Pool AL8263	4.50%	02/01/44	12,159,690
89,771	Pool AL8353	3.50%	08/01/44	98,697
8,900,930	Pool AL8640, 12 Mo. LIBOR + 1.80% (a)	3.89%	12/01/41	9,337,567
4,922,122	Pool AL8652	5.00%	07/01/44	5,648,649
565,748	Pool AL9143	3.50%	09/01/36	612,454
179,717	Pool AL9226	5.50%	12/01/41	210,404
1,781,154	Pool AL9777	4.50%	01/01/47	1,958,630
5,391,135	Pool AO3529	4.00%	06/01/42	5,895,106
1,808,295	Pool AO5527	4.00%	07/01/42	1,966,833
1,585,290	Pool AO8106	4.00%	08/01/42	1,734,726
590,906	Pool AO8167	4.00%	09/01/42	646,184
201,845	Pool AP1197	3.50%	09/01/42	219,180
1,067,479	Pool AP2109	4.00%	08/01/32	1,148,464
111,740	Pool AP5113	4.00%	09/01/42	123,894
324,512	Pool AP7963	4.00%	09/01/42	360,634
2,633,002	Pool AQ0411	3.50%	10/01/42	2,886,507
1,056,372	Pool AQ0535	3.00%	11/01/42	1,149,044
765,960	Pool AQ1534	3.50%	10/01/32	824,256
951,969	Pool AQ1584	4.00%	11/01/42	1,082,119
663,237	Pool AQ1607	3.50%	11/01/32	713,693
494,190	Pool AQ3310	4.00%	11/01/42	539,533
1,813,900	Pool AQ4086	4.00%	06/01/43	1,985,366
77,236	Pool AQ9715	3.00%	01/01/43	82,951
487,931	Pool AQ9999	3.00%	02/01/43	524,050
2,234,053	Pool AR7582	3.50%	03/01/33	2,404,458
339,730	Pool AR7961	3.50%	03/01/33	365,632
4,077,988	Pool AS1719	5.00%	02/01/44	4,739,639
579,664	Pool AS5236	4.00%	05/01/45	631,421
1,008,143	Pool AS5515	3.50%	06/01/30	1,061,449
314,779	Pool AS5635	3.00%	08/01/45	346,322
888,422	Pool AS7211	3.00%	04/01/46	950,983
1,721,778	Pool AS7537	3.00%	07/01/46	1,894,404
7,032,599	Pool AS8548	3.50%	12/01/46	7,592,762
1,023,304	Pool AS9244	4.50%	08/01/39	1,136,667
558,115	Pool AS9990	4.50%	07/01/47	600,256
212,267	Pool AS9994	4.50%	04/01/47	229,896
136,485	Pool AT0332	3.00%	04/01/43	143,600
702,477	Pool AT1747	3.00%	04/01/43	771,461
690,121	Pool AT3892	3.00%	06/01/43	747,817
318,119	Pool AT4180	3.50%	05/01/33	340,440
135,648	Pool AT5915	4.00%	06/01/43	148,418

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$764,000	Pool AT6303	4.00%	06/01/43	$868,139
46,657	Pool AT6306	4.00%	06/01/43	52,590
146,773	Pool AU5787	4.50%	09/01/43	166,799
758,745	Pool AU6278	5.00%	11/01/43	846,900
196,530	Pool AY0013	4.50%	01/01/45	218,901
801,587	Pool BA4113	3.00%	04/01/46	865,603
1,541,172	Pool BD4509, 12 Mo. LIBOR + 1.68% (a)	2.88%	01/01/44	1,609,459
1,642,066	Pool BD4533, 12 Mo. LIBOR + 1.66% (a)	3.90%	09/01/44	1,707,243
214,884	Pool BD8660, 1 Yr. Constant Maturity Treasury Rate + 1.67% (a)	2.33%	12/01/45	216,550
16,071,935	Pool BE2973	4.00%	01/01/47	18,139,912
675,405	Pool BE3631	4.50%	05/01/47	730,757
2,575,778	Pool BH2633	5.00%	08/01/47	2,847,096
42,520	Pool BH9428	4.50%	09/01/47	45,955
16,874,208	Pool BJ1637	3.50%	11/01/47	18,484,341
83,641	Pool BJ5781	4.50%	04/01/48	92,031
244,611	Pool BJ6232	5.00%	04/01/48	268,057
17,141	Pool BJ6234	5.00%	05/01/48	18,745
1,175,749	Pool BJ9100	4.50%	02/01/48	1,353,741
948,075	Pool BJ9111	4.50%	03/01/48	1,091,624
1,683,873	Pool BJ9124	4.50%	04/01/48	1,938,790
1,114,626	Pool BK0922	4.50%	07/01/48	1,198,792
25,801,028	Pool BK4769	5.00%	08/01/48	28,289,993
734,835	Pool BK4851	5.00%	05/01/48	805,213
28,839	Pool BK7173	5.00%	06/01/48	31,528
1,017,825	Pool BK7797	5.00%	07/01/48	1,113,367
6,800,095	Pool BK8883	5.00%	09/01/48	7,663,503
3,489,555	Pool BK9563	4.50%	12/01/48	3,764,248
7,595,230	Pool BK9599	5.00%	08/01/48	8,316,358
481,931	Pool BM1880	4.00%	02/01/45	533,959
1,157,134	Pool BM3013, 12 Mo. LIBOR + 1.54% (a)	3.25%	07/01/44	1,200,900
17,063,841	Pool BM3076	4.50%	07/01/47	18,810,707
8,472,802	Pool BM3625	3.00%	03/01/48	9,210,074
18,850,136	Pool BM3980, 12 Mo. LIBOR + 1.78% (a)	3.62%	02/01/43	19,792,673
18,456,186	Pool BM4122	7.47%	01/01/40	22,624,598
7,859,831	Pool BM4561	5.00%	09/01/48	8,907,201
9,355,041	Pool BM4785	4.50%	10/01/38	10,365,563
23,457,325	Pool BM5039	4.50%	12/01/48	25,639,448
19,530,073	Pool BM5130	4.50%	08/01/47	21,572,140
68,885,172	Pool BM5508	5.00%	02/01/49	78,064,426
22,099,961	Pool BM5667	4.00%	12/01/48	24,057,997
7,965,760	Pool BM5671	4.50%	01/01/49	8,915,215
16,696,889	Pool BM6018	5.00%	05/01/49	17,636,332
949,549	Pool BN1027	5.50%	03/01/49	1,096,748
12,417,789	Pool BN1345	4.00%	09/01/48	13,257,591
32,469,695	Pool BN3925	4.50%	01/01/49	36,636,252
3,276,722	Pool BN4059	4.00%	12/01/48	3,472,682
7,807,167	Pool BN4328	5.00%	01/01/49	8,651,447
3,812,331	Pool BN5323	3.50%	03/01/49	4,021,044
15,010,511	Pool BN6078	4.00%	06/01/49	15,939,455
10,681,244	Pool BN8210	4.50%	07/01/49	11,793,317
8,445,135	Pool BO1420	3.50%	09/01/49	8,902,309

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$19,729,556	Pool BO2179	4.00%	09/01/49	$22,390,420
17,034,532	Pool BO2653	3.50%	07/01/49	18,066,260
7,851,782	Pool BO3030	4.00%	10/01/49	8,774,595
5,442,544	Pool BO5425	4.00%	10/01/49	6,080,777
12,605,403	Pool BO5426	4.00%	10/01/49	13,909,003
10,576,799	Pool BO5430	4.00%	10/01/49	11,351,029
14,023,730	Pool BP1950	3.00%	04/01/50	15,436,939
6,394,683	Pool CA0843	3.00%	12/01/47	7,020,326
14,642,252	Pool CA1576	5.00%	01/01/48	16,043,539
14,732,867	Pool CA1902	4.50%	06/01/48	16,010,883
8,253,845	Pool CA1917	5.00%	06/01/48	9,433,700
2,787,496	Pool CA2520	4.00%	10/01/33	2,985,026
6,234,654	Pool CA2947	4.00%	12/01/48	6,815,282
768,837	Pool CA3684	4.50%	06/01/49	826,449
32,781,114	Pool CA4175	4.00%	09/01/49	37,202,533
23,695,158	Pool FM0050	5.50%	11/01/49	26,460,649
65,889,119	Pool FM0085	4.00%	03/01/50	74,607,658
104,773,621	Pool FM1194	4.50%	05/01/39	116,105,928
3,363,883	Pool FM1284	3.50%	02/01/46	3,663,659
3,254,903	Pool FM1285	4.00%	10/01/43	3,579,527
7,361,895	Pool FM1286	4.50%	06/01/46	8,187,002
3,041,769	Pool FM1287	5.00%	11/01/44	3,400,716
81,797,525	Pool FM1725	2.50%	11/01/47	87,270,856
17,514,298	Pool FM2001	5.00%	09/01/49	19,318,965
28,123,637	Pool FM2329	5.00%	12/01/49	31,760,482
24,612,591	Pool FM2397	4.50%	01/01/50	27,096,647
8,146,920	Pool FM2450	3.50%	12/01/39	8,907,769
122,442,432	Pool FM2500	2.50%	03/01/35	131,064,225
6,485,052	Pool FM2853	5.00%	03/01/41	7,250,327
158,332	Pool MA0096	4.50%	06/01/29	171,548
3,393	Pool MA0293	4.50%	01/01/30	3,719
54,734	Pool MA0295	5.00%	01/01/30	61,383
51,290	Pool MA0353	4.50%	03/01/30	56,225
1,372,234	Pool MA0443	5.00%	05/01/30	1,538,407
47,279	Pool MA0444	5.00%	06/01/40	53,056
368,421	Pool MA0575	4.50%	11/01/30	404,111
276,484	Pool MA0633	5.00%	01/01/41	310,978
6,286	Pool MA0777	5.00%	06/01/31	7,056
947,225	Pool MA1125	4.00%	07/01/42	1,034,373
1,660,364	Pool MA1217	4.00%	10/01/42	1,814,891
49,699	Pool MA1222	4.00%	10/01/32	53,652
87,340	Pool MA1228	3.00%	09/01/42	93,799
584,356	Pool MA1510	4.00%	07/01/43	638,460
183,086	Pool MA1591	4.50%	09/01/43	203,410
18,073,577	Pool MA1629	4.50%	10/01/43	20,078,314
503,012	Pool MA1664	4.50%	11/01/43	559,070
472,860	Pool MA1711	4.50%	12/01/43	525,490
768,512	Pool MA1866	4.50%	04/01/44	853,901
660,970	Pool MA1900	4.50%	04/01/44	735,082
725,077	Pool MA2024	4.00%	07/01/29	772,674
1,118,911	Pool MA2099	3.50%	11/01/29	1,178,549
488,927	Pool MA2454	3.50%	09/01/30	515,119

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$9,044	Pool MA2509	3.00%	01/01/46	$9,429
2,048,616	Pool MA2695	4.00%	07/01/46	2,242,235
2,399,014	Pool MA2916	4.00%	02/01/47	2,625,087
513,634	Pool MA3101	4.50%	08/01/47	555,761
181,266	Pool MA3123	5.00%	08/01/47	198,573
708,722	Pool MA3205	5.00%	10/01/47	777,063
14,367,172	Pool MA3385	4.50%	06/01/48	15,483,415
14,827,271	Pool MA4018	2.00%	05/01/50	15,394,655
50,000,000	Pool TBA (i)	2.00%	08/15/35	52,027,036
50,000,000	Pool TBA	1.50%	09/15/35	51,178,857
50,000,000	Pool TBA (i)	2.00%	08/15/50	51,816,407
105,000,000	Pool TBA (i)	2.50%	08/15/50	110,323,829
319,000,000	Pool TBA (i)	2.00%	09/15/50	329,999,688
90,000,000	Pool TBA (i)	2.50%	09/15/50	94,425,235
	Government National Mortgage Association
89,812	Pool 3149	6.00%	10/20/31	101,044
57,206	Pool 3172	6.00%	12/20/31	65,782
60,834	Pool 3227	6.00%	04/20/32	68,291
422,880	Pool 3345	5.00%	02/20/33	478,492
146,275	Pool 3389	5.00%	05/20/33	165,285
24,976	Pool 3390	5.50%	05/20/33	28,866
700,227	Pool 3428	5.00%	08/20/33	794,312
60,146	Pool 3442	5.00%	09/20/33	68,438
24,565	Pool 3459	5.50%	10/20/33	28,340
12,587	Pool 3474	6.00%	11/20/33	14,424
82,708	Pool 3487	5.00%	12/20/33	93,832
432,574	Pool 3529	5.00%	03/20/34	492,226
64,913	Pool 3555	5.00%	05/20/34	73,880
95,632	Pool 3596	5.50%	08/20/34	110,437
84,146	Pool 3786	5.50%	11/20/35	97,347
59,170	Pool 3807	5.50%	01/20/36	68,421
428,859	Pool 4029	6.50%	09/20/37	508,066
284,329	Pool 4251	5.50%	10/20/23	300,224
151,693	Pool 455986	5.25%	07/15/25	169,023
161,162	Pool 487108	6.00%	04/15/29	189,320
61,049	Pool 553144	5.50%	04/15/33	71,448
12,037	Pool 589331	6.00%	10/15/22	12,725
172,923	Pool 604338	5.00%	05/15/33	198,335
161,726	Pool 604897	5.00%	12/15/33	185,603
154,245	Pool 605389	5.00%	04/15/34	175,591
365,226	Pool 615403	4.50%	08/15/33	410,531
16,003	Pool 627123	5.50%	03/15/34	18,728
109,868	Pool 638704	5.50%	11/15/36	125,666
204,033	Pool 653143	4.90%	04/15/36	227,543
263,189	Pool 658324	5.50%	03/15/37	293,647
216,135	Pool 677190	5.00%	06/15/38	243,605
26,291	Pool 687833	6.00%	08/15/38	31,096
54,378	Pool 706840	4.50%	05/15/40	63,197
202,113	Pool 706855	4.50%	09/15/40	234,488
362,345	Pool 711483	4.00%	01/15/40	408,355
151,678	Pool 711543	4.00%	11/15/40	173,288
1,018,545	Pool 711563	4.50%	03/15/41	1,181,778

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$8,512,087	Pool 720225	4.50%	07/15/39	$9,629,437
451,367	Pool 723216	4.50%	08/15/40	501,240
103,750	Pool 723248	5.00%	10/15/39	118,771
390,235	Pool 724230	5.00%	08/15/39	447,920
110,074	Pool 724267	5.00%	09/15/39	126,183
299,004	Pool 724340	4.50%	09/15/39	334,802
133,585	Pool 725272	4.50%	11/15/39	147,049
74,372	Pool 726394	4.50%	10/15/39	84,103
49,387	Pool 728921	4.50%	12/15/24	51,708
310,721	Pool 733595	4.50%	04/15/40	351,579
152,735	Pool 733733	5.00%	06/15/40	174,937
874,747	Pool 736317	4.25%	06/20/36	943,837
146,062	Pool 736617	4.00%	12/15/35	156,191
1,343,731	Pool 737673	4.50%	11/15/40	1,505,215
271,569	Pool 737996	4.00%	02/15/41	300,253
303,777	Pool 739341	3.50%	10/15/41	342,498
229,637	Pool 743673	4.50%	07/15/40	258,586
446,886	Pool 745478	5.00%	08/20/40	495,199
819,030	Pool 748939	4.00%	09/20/40	921,190
123,471	Pool 754384	4.50%	03/20/42	133,206
587,796	Pool 762905	4.50%	04/15/41	659,748
1,926,646	Pool 769102	4.50%	07/20/41	2,196,313
529,242	Pool 781623	5.00%	06/15/33	597,452
72,490	Pool 781697	6.00%	11/15/33	85,071
455,199	Pool 781824	5.50%	11/15/34	533,085
15,262	Pool 781862	5.50%	01/15/35	17,854
65,462	Pool 782070	7.00%	06/15/32	74,165
67,133	Pool 782133	6.00%	01/15/22	68,632
158,498	Pool 782259	5.00%	02/15/36	181,877
86,788	Pool 782810	4.50%	11/15/39	96,594
1,445,077	Pool 783009	6.10%	12/20/33	1,642,903
133,029	Pool 783091	5.50%	06/15/40	155,379
54,098	Pool 783220	5.50%	09/15/24	57,421
217,791	Pool 783375	5.00%	08/15/41	246,431
14,771,794	Pool 783590	4.50%	06/20/41	16,289,099
338,262	Pool 783760	5.00%	02/15/42	388,452
5,541,987	Pool 784063	5.00%	09/20/45	6,129,699
249,828	Pool 784343	5.00%	02/15/41	284,377
3,967,758	Pool 784573	5.00%	12/15/43	4,551,414
5,123,772	Pool 784752	4.00%	03/15/45	5,645,849
13,422,941	Pool 784758	5.50%	05/20/49	15,103,738
4,533,978	Pool AC0197	4.00%	12/20/42	4,895,044
528,550	Pool AD0026	3.50%	06/20/33	563,205
123,547	Pool AD0856	3.75%	08/20/33	131,950
53,001	Pool AG8899	4.00%	12/20/43	57,081
1,275,664	Pool AI6317	4.50%	06/20/44	1,369,114
574,567	Pool AK2389	4.50%	11/20/44	617,283
528,385	Pool AN4469	5.00%	12/15/40	598,095
444,764	Pool AR8421	5.00%	10/20/41	484,095
1,648,799	Pool BB1216	4.50%	06/20/47	1,842,898
726,040	Pool BB4731	4.00%	07/20/47	799,725
613,336	Pool BB4757	4.00%	08/20/47	661,880

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$456,676	Pool BB4769	4.00%	08/20/47	$487,493
901,612	Pool BD0483	4.50%	11/20/47	1,003,560
681,304	Pool BF0415	5.00%	06/20/35	747,654
1,340,539	Pool BF2472	5.50%	04/20/48	1,482,224
576,739	Pool BF2604	5.50%	05/20/48	632,459
877,686	Pool BG1872	5.50%	04/20/48	1,004,914
1,132,521	Pool BG1886	5.50%	05/20/48	1,247,838
1,086,660	Pool BG1888	5.50%	05/20/48	1,193,944
968,004	Pool BG5094	5.50%	08/20/48	1,112,467
668,022	Pool BH7648	5.50%	08/20/48	743,036
921,423	Pool BI2592	5.50%	09/20/48	1,031,587
949,056	Pool BJ9554	5.50%	01/20/49	1,040,124
683,212	Pool BK0831	5.50%	12/20/48	752,007
313,368	Pool BK4821	5.50%	12/20/48	349,647
1,245,287	Pool BK5396	5.50%	12/20/48	1,406,428
724,111	Pool BK7681	5.50%	12/20/48	810,062
385,333	Pool BL1291	5.50%	01/20/49	420,855
696,480	Pool BL4638	5.50%	04/20/49	765,816
526,237	Pool BL6909	5.00%	03/20/49	582,054
401,974	Pool BL6923	6.00%	03/20/49	441,309
1,172,635	Pool BL7446	5.50%	03/20/49	1,320,732
1,116,494	Pool BL7950	5.50%	05/20/49	1,250,960
977,818	Pool BL9104	5.50%	05/20/49	1,098,838
649,673	Pool BL9105	5.50%	05/20/49	715,096
3,367,041	Pool BM5456	5.50%	07/20/49	3,796,045
2,442,575	Pool BM5457	5.50%	07/20/49	2,703,999
1,090,863	Pool BM9249	5.50%	05/20/49	1,222,189
733,354	Pool BM9832	5.50%	06/20/49	808,181
859,888	Pool BN1982	5.50%	05/20/49	953,597
893,978	Pool BN1985	5.50%	05/20/49	1,021,865
871,182	Pool BN1986	5.50%	05/20/49	967,929
1,091,915	Pool BN1987	5.50%	05/20/49	1,230,235
1,584,663	Pool BN1989	5.50%	05/20/49	1,755,935
1,766,627	Pool BN3607	5.50%	05/20/49	2,006,357
1,591,126	Pool BN3608	5.50%	05/20/49	1,754,277
1,032,660	Pool BN8877	5.50%	07/20/49	1,144,531
2,459,321	Pool BN9929	5.50%	08/20/49	2,768,440
1,026,699	Pool BO2380	5.50%	07/20/49	1,147,505
1,049,202	Pool BO5553	5.50%	08/20/49	1,181,414
1,617,458	Pool BO5554	5.50%	08/20/49	1,789,722
1,709,687	Pool BO5555	5.50%	08/20/49	1,884,445
956,666	Pool BO6139	5.50%	07/20/49	1,058,875
2,269,241	Pool BO8096	5.50%	08/20/49	2,555,519
2,197,243	Pool BO8097	5.50%	08/20/49	2,438,820
250,018	Pool MA1017	6.00%	05/20/43	286,650
155,623	Pool MA1162	6.00%	07/20/43	178,664
252,916	Pool MA2077	5.50%	07/20/44	291,861
40,859	Pool MA2215	3.50%	09/20/44	42,358
153,441	Pool MA2683	6.00%	03/20/45	172,404
160,782	Pool MA2759	6.00%	01/20/45	182,905
448,019	Pool MA2829	5.00%	05/20/45	509,500
60,735	Pool MA2897	6.00%	03/20/45	68,242

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$350,791	Pool MA2966	6.00%	09/20/39	$394,147
316,902	Pool MA3249	6.00%	04/20/40	364,043
57,519	Pool MA3380	5.50%	01/20/46	66,379
618,718	Pool MA3459	6.00%	08/20/39	710,486
374,636	Pool MA3525	5.50%	03/20/46	432,327
378,379	Pool MA3941	5.50%	09/20/46	436,203
743,235	Pool MA4076	7.00%	01/20/39	887,996
7,538,717	Pool MA5714	6.00%	01/20/49	8,290,048
				2,746,853,414
	Total U.S. Government Agency Mortgage-Backed Securities			5,199,856,481
	(Cost $5,053,852,694)

MORTGAGE-BACKED SECURITIES — 3.1%

	Collateralized Mortgage Obligations — 3.1%
	Alternative Loan Trust
50,522	Series 2003-J3, Class 2A1	6.25%	12/25/33	51,664
	American Home Mortgage Investment Trust
2,222	Series 2004-3, Class 6A1	5.32%	10/25/34	2,250
	Banc of America Funding Corp.
9,193	Series 2008-R2, Class 1A2 (h)	6.00%	09/25/37	9,211
	Banc of America Funding Trust
1,003	Series 2005-2, Class 2A4	5.75%	04/25/35	1,144
	Banc of America Mortgage Trust
392,277	Series 2005-A, Class 2A2 (c)	3.70%	02/25/35	385,955
	BCAP LLC Trust
16,064	Series 2009-RR5, Class 8A1 (h)	5.50%	11/26/34	16,782
	CHL Mortgage Pass-Through Trust
50,000	Series 2004-8, Class 1A7	5.75%	07/25/34	51,455
30,798	Series 2004-8, Class 2A1	4.50%	06/25/19	31,675
	CIM Trust
4,282,829	Series 2017-7, Class A (h)	3.00%	04/25/57	4,386,914
15,595,690	Series 2019-INV1, Class A11 (h)	4.00%	02/25/49	16,144,836
	Citigroup Global Markets Mortgage Securities VII, Inc.
252	Series 2003-UP2, Class PO1, PO	(b)	12/25/18	231
	Citigroup Mortgage Loan Trust
7,934	Series 2003-1, Class WA2	6.50%	06/25/31	8,193
	COLT Mortgage Loan Trust
958,605	Series 2018-3, Class A1 (h)	3.69%	10/26/48	979,529
	Credit Suisse First Boston Mortgage Securities Corp.
4,404	Series 2003-11, Class 1A39	5.25%	06/25/33	4,490
16,501	Series 2003-AR18, Class 2A3 (c)	3.30%	07/25/33	16,349
3,483	Series 2004-AR8, Class 2A1 (c)	3.18%	09/25/34	3,489
65,675	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)	0.47%	07/25/35	62,789
2,124	Series 2005-7, Class 1A5	5.15%	08/25/35	2,220
	Credit Suisse Mortgage Capital Certificates
6,784	Series 2009-12R, Class 6A1 (h)	6.00%	05/27/37	6,790
	CSFB Mortgage-Backed Trust
496	Series 2004-7, Class 6A1	5.25%	10/25/19	508

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	CSMC
$1,360,913	Series 2017-HL1, Class A3 (h)	3.50%	06/25/47	$1,383,276
2,382,143	Series 2017-HL2, Class A3 (h)	3.50%	10/25/47	2,442,057
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2,838	Series 2005-3, Class 1A1 (c)	4.27%	06/25/20	2,832
	Flagstar Mortgage Trust
2,253,718	Series 2018-2, Class A4 (h)	3.50%	04/25/48	2,292,788
2,588,624	Series 2018-4, Class B1 (c) (h)	4.30%	07/25/48	2,751,927
	Galton Funding Mortgage Trust
3,326,130	Series 2018-1, Class A43 (h)	3.50%	11/25/57	3,366,581
5,369,413	Series 2018-2, Class A41 (h)	4.50%	10/25/58	5,516,939
	GMACM Mortgage Loan Trust
892	Series 2003-J10, Class A1	4.75%	01/25/19	900
	GS Mortgage-Backed Securities Corp. Trust
7,581,656	Series 2019-PJ3, Class A1 (h)	3.50%	03/25/50	7,806,627
	GSR Mortgage Loan Trust
25,850	Series 2004-8F, Class 2A3	6.00%	09/25/34	26,571
225,704	Series 2004-12, Class 3A6 (c)	3.83%	12/25/34	220,856
	Impac CMB Trust
11,772	Series 2003-4, Class 1A1, 1 Mo. LIBOR + 0.64% (a)	0.81%	10/25/33	11,768
397,210	Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a)	1.22%	10/25/34	403,660
	JP Morgan Resecuritization Trust
56,177	Series 2009-7, Class 11A1 (c) (h)	3.60%	09/27/36	56,348
282,320	Series 2009-7, Class 17A1 (c) (h)	5.49%	07/27/37	284,245
	JPMorgan Mortgage Trust
10,205	Series 2004-S2, Class 5A1	5.50%	12/25/19	9,998
52,346	Series 2014-IVR3, Class 2A1 (c) (h)	3.00%	09/25/44	54,031
1,023,182	Series 2015-3, Class A5 (h)	3.50%	05/25/45	1,028,584
800,387	Series 2016-1, Class A5 (h)	3.50%	05/25/46	809,543
1,009,984	Series 2016-3, Class 1A3 (h)	3.49%	10/25/46	1,022,565
11,639,096	Series 2019-1, Class A11, 1 Mo. LIBOR + 0.95% (a) (h)	1.12%	05/25/49	11,642,676
3,183,066	Series 2019-2, Class A11, 1 Mo. LIBOR + 0.95% (a) (h)	1.12%	08/25/49	3,240,272
6,237,879	Series 2019-3, Class A11, 1 Mo. LIBOR + 0.95% (a) (h)	1.12%	09/25/49	6,230,670
5,103,373	Series 2019-5, Class A11, 1 Mo. LIBOR + 0.90% (a) (h)	1.07%	11/25/49	5,090,445
	MASTR Alternative Loan Trust
4,442	Series 2004-13, Class 8A1	5.50%	01/25/25	4,445
	MASTR Asset Securitization Trust
162,143	Series 2003-11, Class 7A5	5.25%	12/25/33	165,461
218,246	Series 2003-12, Class 1A1	5.25%	12/25/24	222,323
32,333	Series 2003-12, Class 1A2	5.25%	12/25/24	32,165
9,724	Series 2004-1, Class 30PO, PO	(b)	02/25/34	8,135
9,319	Series 2004-3, Class 1A3	5.25%	03/25/24	9,380
	MASTR Seasoned Securitization Trust
59,398	Series 2005-1, Class 3A1 (c)	3.89%	10/25/32	58,557
2,423	Series 2005-2, Class 3A1	6.00%	11/25/17	2,424
	MetLife Securitization Trust
5,445,932	Series 2018-1A, Class A (h)	3.75%	03/25/57	5,878,174
	Morgan Stanley Mortgage Loan Trust
1,673,015	Series 2005-6AR, Class 1M1, 1 Mo. LIBOR + 0.46% (a)	0.63%	11/25/35	1,672,208
	New Residential Mortgage Loan Trust
663,769	Series 2014-2A, Class A3 (h)	3.75%	05/25/54	717,311
6,989,496	Series 2015-2A, Class B1 (h)	4.50%	08/25/55	7,600,583
8,133,868	Series 2016-1A, Class A1 (h)	3.75%	03/25/56	8,755,871

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Nomura Asset Acceptance Corp. Alternative Loan Trust
$3,363	Series 2004-AP3, Class A6	5.29%	10/25/34	$3,374
3,543	Series 2005-WF1, Class 2A5, steps up to 5.66% after Redemption Date (g)	5.16%	03/25/35	3,776
	Oaks Mortgage Trust
5,051,738	Series 2015-2, Class A8 (h)	3.50%	10/25/45	5,074,572
	OBX Trust
6,425,208	Series 2018-EXP1, Class 1A3 (h)	4.00%	04/25/48	6,726,140
1,796,445	Series 2018-EXP2, Class 1A1 (h)	4.00%	07/25/58	1,833,938
	Provident Funding Mortgage Trust
382,927	Series 2019-1, Class A3 (h)	3.00%	12/25/49	390,087
6,567,714	Series 2019-1, Class A5 (h)	3.00%	12/25/49	6,764,633
1,656,424	Series 2020-1, Class A3 (h)	3.00%	02/25/50	1,695,744
8,378,297	Series 2020-1, Class A5 (h)	3.00%	02/25/50	8,501,218
	RBSSP Resecuritization Trust
84,675	Series 2009-6, Class 9A4, 1 Mo. LIBOR + 0.45% (a) (h)	0.63%	11/26/36	83,688
	Residential Accredit Loans, Inc.
3,397	Series 2003-QS20, Class CB	5.00%	11/25/18	3,479
	Residential Asset Securitization Trust
60	Series 2004-A3, Class A4	5.25%	06/25/34	60
	Sequoia Mortgage Trust
159,639	Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)	0.91%	11/22/24	159,543
1,260,154	Series 2017-3, Class A4 (h)	3.50%	04/25/47	1,282,160
1,896,891	Series 2018-CH2, Class A12 (h)	4.00%	06/25/48	1,909,383
1,603,879	Series 2018-CH3, Class A10 (h)	4.50%	08/25/48	1,625,618
226,896	Series 2018-CH3, Class A11 (h)	4.00%	08/25/48	229,254
860,407	Series 2018-CH4, Class A10 (h)	4.50%	10/25/48	866,700
7,332,411	Series 2020-1, Class A4 (h)	3.50%	02/25/50	7,460,793
2,399,792	Series 2020-1, Class A19 (h)	3.50%	02/25/50	2,455,313
	Shellpoint Co-Originator Trust
828,014	Series 2016-1, Class 1A10 (h)	3.50%	11/25/46	846,961
1,144,508	Series 2017-1, Class A4 (h)	3.50%	04/25/47	1,166,509
	Structured Asset Securities Corp.
2,173	Series 2004-4XS, Class A3A (j)	5.17%	02/25/34	2,281
	Structured Asset Securities Corp. Mortgage Loan Trust
9,342	Series 2002-9, Class A2, 1 Mo. LIBOR + 0.60% (a)	0.77%	10/25/27	9,330
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
15,511	Series 2004-11XS, Class 1A6 (j)	5.12%	06/25/34	15,879
	WaMu Mortgage Pass-Through Certificates Trust
25,998	Series 2003-S3, Class 3A1	5.50%	05/25/33	27,565
10,182	Series 2004-RS1, Class A11	5.50%	11/25/33	10,573
	Wells Fargo Mortgage Backed Securities Trust
2,875	Series 2004-K, Class 2A12 (c)	3.11%	07/25/34	2,868
7,658,136	Series 2019-1, Class A1 (h)	4.00%	11/25/48	7,881,563
1,170,711	Series 2019-1, Class A7 (h)	4.00%	11/25/48	1,174,141
1,359,328	Series 2019-3, Class A1 (h)	3.50%	07/25/49	1,402,229
	WinWater Mortgage Loan Trust
1,037,175	Series 2015-3, Class A17 (h)	2.50%	03/20/45	1,039,969
4,709,875	Series 2016-1, Class 1A18 (h)	3.50%	01/20/46	4,904,819
2,291,887	Series 2016-1, Class 2A3 (h)	3.00%	12/20/30	2,339,065

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	WinWater Mortgage Loan Trust (Continued)
$4,817,837	Series 2016-1, Class B1 (c) (h)	3.84%	01/20/46	$5,001,454
	Total Mortgage-Backed Securities			175,884,349
	(Cost $172,778,047)

ASSET-BACKED SECURITIES — 1.2%

	Aegis Asset Backed Securities Trust
1,134,418	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.44% (a)	0.61%	06/25/35	1,124,282
	CIT Home Equity Loan Trust
350	Series 2003-1, Class A6 (j)	4.56%	10/20/32	350
	Citicorp Residential Mortgage Trust
20,424	Series 2007-2, Class A6 (j)	5.01%	06/25/37	20,877
	Citigroup Global Markets Mortgage Securities VII, Inc.
1,428	Series 1998-AQ1, Class A6	6.63%	06/25/28	1,464
	Countrywide Asset-Backed Certificates
4,089,017	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.52% (a)	0.69%	01/25/36	4,091,912
	Credit-Based Asset Servicing & Securitization LLC
4,347,455	Series 2007-MX1, Class A3, steps up to 6.33% after Redemption Date (g) (h)	5.83%	12/25/36	4,391,527
	FBR Securitization Trust
2,368,687	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.75% (a)	0.92%	09/25/35	2,361,500
	FCI Funding LLC
27,190,384	Series 2019-1A, Class A (h)	3.63%	02/18/31	27,656,452
	Fieldstone Mortgage Investment Trust
727,011	Series 2005-3, Class 2A2, 1 Mo. LIBOR + 0.52% (a)	0.69%	02/25/36	726,669
	First Alliance Mortgage Loan Trust
26,854	Series 1999-1, Class A1	7.18%	06/20/30	27,226
	Foursight Capital Automobile Receivables Trust
13,000,000	Series 2020-1, Class A3 (h)	2.05%	10/15/24	13,359,191
	Fremont Home Loan Trust
1,031,438	Series 2005-1, Class M4, 1 Mo. LIBOR + 1.02% (a)	1.19%	06/25/35	1,035,889
	GMACM Home Equity Loan Trust
60,667	Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)	0.61%	06/25/30	48,461
107,699	Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)	0.67%	06/25/34	105,631
	Morgan Stanley Dean Witter Capital I, Inc. Trust
5,331	Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)	3.17%	02/25/33	5,350
	New Century Home Equity Loan Trust
13,190	Series 2003-5, Class AI7	5.03%	11/25/33	13,703
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2,432,539	Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)	1.15%	10/25/34	2,442,850
	Saxon Asset Securities Trust
3,783	Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)	2.08%	08/25/35	3,430
	Towd Point Mortgage Trust
2,090,000	Series 2015-1, Class A2 (h)	3.25%	10/25/53	2,141,140
1,100,530	Series 2015-2, Class 1A12 (h)	2.75%	11/25/60	1,113,812
392,119	Series 2015-3, Class A4B (h)	3.50%	03/25/54	404,668
1,092,361	Series 2015-4, Class A1B (h)	2.75%	04/25/55	1,101,858
1,500,000	Series 2015-4, Class A2A (h)	3.50%	04/25/55	1,564,355

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Towd Point Mortgage Trust (Continued)
$995,508	Series 2015-5, Class A1B (h)	2.75%	05/25/55	$1,004,702
425,000	Series 2015-5, Class A2 (h)	3.50%	05/25/55	443,972
1,207,391	Series 2016-1, Class A1B (h)	2.75%	02/25/55	1,228,429
	Total Asset-Backed Securities			66,419,700
	(Cost $65,536,529)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 0.0%

	Capital Markets — 0.0%
11,750	First Trust Long Duration Opportunities ETF (k)	353,416
1,700	iShares 3-7 Year Treasury Bond ETF	227,919
	Total Exchange-Traded Funds	581,335
	(Cost $519,027)

MONEY MARKET FUNDS — 17.1%

989,972,507	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.04% (l)	989,972,507
	(Cost $989,972,507)
	Total Investments — 111.3%	6,432,714,372
	(Cost $6,282,658,804) (m)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (5.5)%

	Federal National Mortgage Association
$(20,000,000)	Pool TBA	2.00%	09/15/35	(20,783,262)
(130,000,000)	Pool TBA (i)	4.00%	08/15/50	(138,114,844)
(20,000,000)	Pool TBA	4.50%	08/15/50	(21,505,469)
(22,000,000)	Pool TBA (i)	5.00%	08/15/50	(24,070,310)
(95,000,000)	Pool TBA (i)	4.00%	09/15/50	(101,009,130)
	Government National Mortgage Association
(10,000,000)	Pool TBA (i)	4.00%	08/15/50	(10,613,281)
	Total U.S. Government Agency Mortgage-Backed Securities Sold Short			(316,096,296)
	(Proceeds $315,702,891)

	Net Other Assets and Liabilities — (5.8)%			(334,375,482)
	Net Assets — 100.0%			$5,782,242,594

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Futures Contracts at July 31, 2020:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. Treasury Ultra Bond Futures	Long	64	Sep-2020	$14,572,000	$204,594
U.S. 5-Year Treasury Notes	Short	5,113	Sep-2020	(644,877,125)	(3,078,248)
U.S. 10-Year Treasury Notes	Short	2,316	Sep-2020	(324,420,938)	(2,757,103)
U.S. 10-Year Ultra Treasury Notes	Short	1,023	Sep-2020	(162,912,750)	(2,664,165)
U.S. Treasury Long Bond Futures	Short	1,165	Sep-2020	(212,357,656)	(4,430,184)
				$(1,329,996,469)	$(12,725,106)

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Inverse floating rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $260,545,061 or 4.5% of net assets.
(i)	All or a portion of this security is part of a mortgage dollar roll agreement.
(j)	Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(k)	Investment in an affiliated fund.
(l)	Rate shown reflects yield as of July 31, 2020.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $194,279,640 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $57,342,583. The net unrealized appreciation was $136,937,057. The amounts presented are inclusive of investments sold short and derivative contracts.

IO	-	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TBA	-	To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:

ASSETS TABLE

	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$5,199,856,481	$—	$5,199,856,481	$—
Mortgage-Backed Securities	175,884,349	—	175,884,349	—
Asset-Backed Securities	66,419,700	—	66,419,700	—
Exchange-Traded Funds*	581,335	581,335	—	—
Money Market Funds	989,972,507	989,972,507	—	—
Total Investments	6,432,714,372	990,553,842	5,442,160,530	—
Futures Contracts	204,594	204,594	—	—
Total	$6,432,918,966	$990,758,436	$5,442,160,530	$—

LIABILITIES TABLE

	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(316,096,296)	$—	$(316,096,296)	$—
Futures Contracts	(12,929,700)	(12,929,700)	—	—
Total	$(329,025,996)	$(12,929,700)	$(316,096,296)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2020, and for the fiscal year-to-date period (November 1, 2019 to July 31, 2020) are as follows:

Security Name	Shares at 7/31/2020	Value at 10/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 07/31/2020	Dividend Income
First Trust Long Duration Opportunities ETF	11,750	$326,298	$ –	$ –	$ 27,118	$ –	$ 353,416	$ 12,541

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 62.6%

	Collateralized Mortgage Obligations — 39.5%
	Federal Home Loan Mortgage Corporation
$236,996	Series 2003-2649, Class IM, IO	7.00%	07/15/33	$60,082
264,000	Series 2010-3653, Class UJ	5.00%	04/15/40	363,265
632,986	Series 2013-4239, Class OU, PO	(a)	07/15/43	580,443
137,194	Series 2013-4255, Class SN, 1 Mo. LIBOR × -2.67 + 12.27% (b)	11.81%	05/15/35	198,272
301,502	Series 2020-4980, Class ZU	3.00%	06/25/50	329,304
	Federal National Mortgage Association
161,198	Series 2005-69, Class JI, IO	6.00%	08/25/35	38,244
396,843	Series 2005-74, Class NZ	6.00%	09/25/35	569,555
1,172,826	Series 2005-113, Class AI, IO, 1 Mo. LIBOR × -1 + 7.23% (b)	7.06%	01/25/36	270,687
148,925	Series 2008-94, Class JS, 1 Mo. LIBOR × -6 + 30.00% (b)	28.97%	04/25/36	292,737
433,000	Series 2012-93, Class LY	2.50%	09/25/42	474,235
173,000	Series 2013-3, Class BC	2.50%	12/25/42	172,549
200,000	Series 2015-34, Class OK, PO	(a)	03/25/44	195,523
298,685	Series 2016-23, Class PL	3.00%	11/25/45	335,570
347,958	Series 2016-101, Class ZP	3.50%	01/25/47	407,654
395,045	Series 2018-9, Class PL	3.50%	02/25/48	455,441
164,277	Series 2018-94, Class KZ	4.50%	01/25/49	230,535
86,970	Series 2018-94, Class LZ	4.50%	01/25/49	121,367
	Government National Mortgage Association
266,942	Series 2009-32, Class ZA	5.50%	05/20/39	341,159
702,499	Series 2015-168, Class GI, IO	5.50%	02/16/33	126,727
81,550	Series 2016-63, Class NZ	3.00%	05/20/46	82,320
403,000	Series 2018-112, Class CG	3.50%	08/20/48	436,863
419,538	Series 2018-125, Class KZ	3.50%	09/20/48	451,611
				6,534,143
	Commercial Mortgage-Backed Securities — 12.5%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
7,853,860	Series 2014-K036, Class X1, IO (c)	0.73%	10/25/23	162,536
39,894,868	Series 2018-K156, Class X1, IO (c)	0.07%	06/25/33	440,328
4,645,000	Series 2019-K093, Class XAM, IO (c)	1.19%	05/25/29	442,250
1,696,894	Series 2019-K095, Class X1, IO (c)	0.95%	06/25/29	124,013
1,200,000	Series 2019-K095, Class XAM, IO (c)	1.24%	06/25/29	121,822
1,999,875	Series 2020-K1515, Class X1, IO (c)	1.51%	02/25/35	326,399
2,650,000	Series 2020-K1516, Class X1, IO (c)	1.63%	05/25/35	447,006
				2,064,354
	Pass-through Securities — 10.6%
	Federal Home Loan Mortgage Corporation
653,679	Pool U99176	4.00%	12/01/47	715,103
	Federal National Mortgage Association
1,000,000	Pool TBA (d)	2.00%	09/15/50	1,034,482
				1,749,585
	Total U.S. Government Agency Mortgage-Backed Securities			10,348,082
	(Cost $9,179,188)

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 12.3%

$500,000	U.S. Treasury Bond	1.13%	05/15/40	$513,369
1,500,000	U.S. Treasury Bond	1.25%	05/15/50	1,520,127
	Total U.S. Government Bonds and Notes			2,033,496
	(Cost $1,883,906)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 0.8%

	Capital Markets — 0.8%
850	iShares 20+ Year Treasury Bond ETF	145,350
	Total Exchange-Traded Funds	145,350
	(Cost $115,923)

MONEY MARKET FUNDS — 28.8%

4,767,067	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.04% (e)	4,767,067
	(Cost $4,767,067)
	Total Investments — 104.5%	17,293,995
	(Cost $15,946,084) (f)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS PURCHASED — 0.0%

4	U.S. Treasury Long Bond Futures Call	$729,125	$187.00	Aug-2020	938
3	U.S. Treasury Long Bond Futures Call	546,844	184.00	Aug-2020	2,344
2	U.S. Treasury Long Bond Futures Call	364,563	186.00	Aug-2020	687
2	U.S. Treasury Long Bond Futures Call	364,563	183.00	Aug-2020	2,281
2	U.S. Treasury Long Bond Futures Call	364,563	182.00	Aug-2020	3,250
1	U.S. Treasury Long Bond Futures Call	182,281	185.00	Aug-2020	516
	Total Call Options Purchased				10,016
	(Cost $8,170)

PUT OPTIONS PURCHASED — 0.0%

5	U.S. Treasury Long Bond Futures Put	911,406	174.00	Aug-2020	391
4	U.S. Treasury Long Bond Futures Put	729,125	175.00	Aug-2020	375
3	U.S. Treasury Long Bond Futures Put	546,844	178.00	Aug-2020	797
2	U.S. Treasury Long Bond Futures Put	364,563	179.00	Aug-2020	812
	Total Put Options Purchased				2,375
	(Cost $6,092)
	Net Other Assets and Liabilities — (4.5)%				(751,200)
	Net Assets — 100.0%				$16,555,186

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Futures Contracts at July 31, 2020:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	Long	4	Sep-2020	$560,313	$3,920
U.S. Treasury Ultra Bond Futures	Long	8	Sep-2020	1,821,500	37,090
				$2,381,813	$41,010

(a)	Zero coupon security.
(b)	Inverse floating rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	All or a portion of this security is part of a mortgage dollar roll agreement.
(e)	Rate shown reflects yield as of July 31, 2020.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,406,268 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,218. The net unrealized appreciation was $1,387,050. The amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rate
PO	- Principal-Only Security
TBA	- To-Be-Announced Security

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:

ASSETS TABLE

	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$10,348,082	$—	$10,348,082	$—
U.S. Government Bonds and Notes	2,033,496	—	2,033,496	—
Exchange-Traded Funds*	145,350	145,350	—	—
Money Market Funds	4,767,067	4,767,067	—	—
Total Investments	17,293,995	4,912,417	12,381,578	—
Call Options Purchased	10,016	10,016	—	—
Put Options Purchased	2,375	2,375	—	—
Futures Contracts	41,010	41,010	—	—
Total	$17,347,396	$4,965,818	$12,381,578	$—

*	See Portfolio of Investments for industry breakout.